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                                                                               .

                     NYLIAC CORPEXEC VUL SEMI-ANNUAL REPORT

                                 JUNE 30, 2006

                        TABLE OF CONTENTS--VOLUME 1 OF 3

President's Letter..........................................       3
Performance Summaries.......................................       5

NYLIAC Corporate Sponsored Variable Universal Life Separate
  Account - I
Statement of Assets and Liabilities.........................      16
Statement of Operations.....................................      30
Statement of Changes in Net Assets..........................      38
Notes to Financial Statements...............................      50

The Semi-Annual Report for the MainStay VP Series Fund, Inc.
  Balanced Fund - Initial Class*
  Basic Value - Initial Class
  Bond - Initial Class
  Capital Appreciation - Initial Class
  Cash Management
  Common Stock - Initial Class
  Conservative Allocation - Initial Class*
  Convertible - Initial Class
  Developing Growth - Initial Class*
  Floating Rate - Initial Class
  Government - Initial Class
  Growth Allocation - Initial Class*
  High Yield Corporate Bond - Initial Class
  Income & Growth - Initial Class
  International Equity - Initial Class
  Large Cap Growth - Initial Class (formerly MainStay VP
    Growth - Initial Class)
  Mid Cap Core - Initial Class
  Mid Cap Growth - Initial Class
  Mid Cap Value - Initial Class
  Moderate Allocation - Initial Class*
  Moderate Growth Allocation - Initial Class*
  S&P 500(R) Index - Initial Class
  Small Cap Growth - Initial Class
  Total Return - Initial Class
  Value - Initial Class

*The MainStay VP Balanced - Initial Class, Conservative
 Allocation - Initial Class, Developing Growth - Initial
 Class, Growth Allocation - Initial Class, Moderate
 Allocation - Initial Class, Moderate Growth Allocation -
 Initial Class and Total Return - Initial Class Portfolios are not available under the CorpExec VUL policy.
                 TABLE OF CONTENTS - VOLUME 2 OF 3
 The Semi-Annual Reports for the Portfolios listed below:
 AIM V.I. International Growth Fund - Series I Shares
 AIM V.I. Real Estate Fund - Series I Shares
 Alger American Leveraged AllCap - Class O Shares
 Alger American Small Capitalization - Class O Shares
 American Century(R) VP Value - Class II
 Baron Capital Asset - Insurance Shares
 Calvert Social Balanced Portfolio
 Davis Value Portfolio
 Dreyfus IP Technology Growth-Initial Shares
 Dreyfus VIF Developing Leaders - Initial Shares**
 Dreyfus VIF Emerging Leaders-Initial Shares
 DWS Small Cap Index VIP - Class A Shares (formerly Scudder
 VIT Small Cap Index Fund)
 Fidelity(R) VIP Contrafund(R) - Initial Class
 Fidelity(R) VIP Equity-Income-Initial Class
 Fidelity(R) VIP 2010 - Initial Class
 Fidelity(R) VIP 2020 - Initial Class
 Fidelity(R) VIP 2030 - Initial Class
 Fidelity(R) VIP Growth - Initial Class
 Fidelity(R) VIP Index 500-Initial Class
 Fidelity(R) VIP Investment Grade Bond - Initial Class
 Fidelity(R) VIP Mid-Cap - Initial Class
 Fidelity(R) VIP Overseas - Initial Class
 Fidelity(R) VIP Value Strategies - Service Class 2

                                          TABLE OF CONTENTS--VOLUME 3 OF 3
Janus Aspen Series Balanced--Institutional Shares
 Janus Aspen Series Forty--Institutional Shares
 Janus Aspen Series Mid Cap Growth--Institutional Shares
 Janus Aspen Series Worldwide Growth--Institutional Shares
 Lazard Retirement International Equity Portfolio--Service Shares
 Lord Abbett Mid-Cap Value Portfolio
 MFS(R) New Discovery Series--Initial Class
 MFS(R) Utilities Series--Initial Class
 Morgan Stanley UIF Emerging Markets Debt--Class I
 Morgan Stanley UIF Emerging Markets Equity--Class I
 Morgan Stanley UIF U.S. Real Estate--Class I
 PIMCO Long-Term U.S. Government Bond Portfolio--Administrative Class Shares
 PIMCO Low Duration-Administrative Class Shares
 PIMCO Real Return-Administrative Class Shares
 PIMCO Total Return-Administrative Class Shares
 Royce Micro-Cap Portfolio
 Royce Small-Cap Portfolio
 T. Rowe Price Blue Chip Growth Portfolio
 T. Rowe Price Equity Income Portfolio
 T. Rowe Price Index 500 Portfolio
 T. Rowe Price International Stock Portfolio
 T. Rowe Price Limited-Term Bond Portfolio
 T. Rowe Price New America Growth Portfolio
 T. Rowe Price Personal Strategy Balanced Portfolio
 Van Eck Worldwide Absolute Return Fund

 **No new investments may be added to the Dreyfus VIF Developing Leaders-Initial Shares, effective May 1,
   2006.

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Policyowners:

I am pleased to present the June 30, 2006 Semi-Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or variable universal life policy.

This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. Additionally, some of the portfolio managers discuss the performance of their respective portfolios during the period.

I hope you will take some time to review this information and evaluate the plans you have in place. I also encourage you to speak with your Registered Representative. He or she can help you devise a strategy to meet your financial objectives.

Although no one knows for certain what the future may bring, I want to assure you of our commitment to help you plan for your financial goals. We appreciate the trust you have placed in us, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and to the changing times.

Sincerely,

/s/ Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

July 2006

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR
CORPEXEC VUL II
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2006*

     For more information, you should refer to your product and fund prospectuses or visit www.newyorklife.com. Policyowners are asked to consider the investment objectives, risks, charges and expenses of the investment carefully before investing. Both the product prospectus and the underlying fund prospectuses contain this and other information about the product and underlying investment options. Please read the prospectus carefully before investing.

     The Investment Divisions offered through the CorpExec Variable Universal Life Series are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

     The investment returns and the accumulation value of your policy will fluctuate so that your contract, when surrendered, may be worth more or less than the premium payments. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested.

     The advisers to some of the Portfolios have assumed or reduced some of their Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total returns for their Portfolios would have been lower.

     The returns should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Investment Division invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Rates of return are not representative of actual returns you would receive under the policy. Actual returns may be more or less than those shown and will depend on a number of factors, including the investment allocations by a Policyowner and the different investment rates of return for the Investment Divisions. The portfolio inception dates vary, as shown by the dates above. CorpExec VUL II was first offered for sale 12/2001. This performance summary assumes the CorpExec II portfolios were available from the inception dates shown.

  * The values shown are unaudited.

 ** AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION IS NOT
    INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER UNIT, IT IS POSSIBLE TO LOSE MONEY.

*** MainStay VP S&P 500 Index(R) Portfolio--The S&P 500 Index(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index(R) Portfolio. The MainStay VP S&P 500 Index(R) Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index(R) Portfolio. Investors cannot directly purchase an index.

  # Management Net Portfolio Expenses as determined by the fund family.

This product is not available in all states.

           ISSUED BY: NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                     51 MADISON AVENUE, NEW YORK, NY 10010
                    DISTRIBUTED BY: NYLIFE DISTRIBUTORS LLC
                                MEMBER NASD/SIPC

   (NOT VALID WITHOUT THE AVERAGE ANNUAL RETURNS OF EACH INVESTMENT DIVISION)

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR CORPEXEC VUL II

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2006*

The chart below shows the Average Annual Total Returns of each Investment Division of the Separate Account based on the actual performance of the Separate Account's underlying Portfolios for the periods shown. These performance figures reflect all Investment Division level charges; that is, all Portfolio investment management fees and direct operating expenses (shown below), as well as the mortality and expense risk charge deducted from the Separate Account, and the current $5.00 monthly contract charge. The current annual mortality and expense risk charge is 0.25% of the average daily net asset value of each Investment Division's assets. These returns do not reflect policy fees or charges, including the cost of insurance, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN BELOW ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                              PORTFOLIO   YEAR                                              SINCE
                                                              INCEPTION    TO                                             PORTFOLIO
INVESTMENT DIVISION                                            DATE(A)    DATE    1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
MainStay VP Basic Value -- Initial Class                         5/1/98    4.86%   11.02%   12.42%     3.32%      N/A        3.45%
MainStay VP Bond -- Initial Class                               1/23/84   (0.91)%  (1.08)%   1.59%     4.51%     5.58%       7.88%
MainStay VP Capital Appreciation -- Initial Class               1/29/93   (0.95)%   7.13%    8.40%    (2.20)%    4.16%       7.23%
MainStay VP Cash Management (Current 7-day yield as of June
 30, 2006 is 4.64%)**                                           1/29/93    1.91%    3.63%    1.69%     1.49%     3.16%       3.32%
MainStay VP Common Stock -- Initial Class                       1/23/84    2.81%    9.62%   12.00%     1.51%     7.66%      10.20%
MainStay VP Convertible -- Initial Class                        10/1/96    3.50%   10.21%    9.00%     4.74%      N/A        7.93%
MainStay VP Floating Rate -- Initial Class                       5/2/05    2.21%    4.53%     N/A       N/A       N/A        3.51%
MainStay VP Government -- Initial Class                         1/29/93   (0.69)%  (0.94)%   1.07%     3.86%     5.22%       5.09%
MainStay VP High Yield Corporate Bond -- Initial Class           5/1/95    3.10%    5.93%   10.16%    10.81%     8.45%       9.18%
MainStay VP Income & Growth -- Initial Class                     5/1/98    2.48%    6.69%   11.37%     3.26%      N/A        3.08%
MainStay VP International Equity -- Initial Class                5/1/95   10.64%   19.72%   18.26%    10.95%     7.33%       7.79%
MainStay VP Large Cap Growth -- Initial Class (formerly
 MainStay VP Growth -- Initial Class)                            5/1/98   (0.28)%   8.96%    4.48%    (3.08)%     N/A        3.56%
MainStay VP Mid Cap Core -- Initial Class                        7/2/01    5.02%   14.37%   21.06%      N/A       N/A       10.19%
MainStay VP Mid Cap Growth -- Initial Class                      7/2/01    6.57%   17.68%   22.14%      N/A       N/A        7.33%
MainStay VP Mid Cap Value -- Initial Class                       6/1/98    4.64%    9.31%   15.74%      N/A       N/A        6.87%
MainStay VP S&P 500 Index(R) -- Initial Class***                1/29/93    2.39%    8.14%   10.50%     1.85%     7.64%       9.52%
MainStay VP Small Cap Growth -- Initial Class                    7/2/01    5.99%    9.43%   13.58%      N/A       N/A        3.39%
MainStay VP Value -- Initial Class                               5/1/95    6.07%   10.82%   13.61%     4.22%     7.18%       8.67%
AIM V.I. International Growth Fund -- Series I Shares            5/5/93    8.73%   26.90%   23.54%     8.74%     6.70%       8.52%
AIM V.I. Real Estate Fund -- Series I Series                     4/1/98   13.70%   22.96%   28.37%    20.58%      N/A       13.01%
Alger American Leveraged All Cap Portfolio -- Class O Shares    1/25/95    2.83%   16.24%   12.15%     0.96%     8.87%      14.10%
Alger American Small Capitalization Portfolio -- Class O
 Shares                                                         9/21/88    9.68%   23.74%   22.23%     6.63%     3.32%      11.01%
American Century VP Value -- Class II                           8/14/01    2.80%    7.19%   12.86%      N/A       N/A        7.25%
Baron Capital Asset -- Insurance Shares                         10/1/98    7.17%   10.08%   16.91%     8.65%      N/A       15.11%
Calvert Social Balanced Portfolio                                9/2/86    0.12%    3.97%    7.49%     2.54%     5.98%       8.50%
Davis Value Portfolio                                            7/1/99    3.10%   11.21%   13.45%     5.36%      N/A        4.40%
Dreyfus IP Technology Growth -- Initial Shares                  8/31/99   (3.16)%   6.94%    6.54%    (3.91)%     N/A       (5.38)%
Dreyfus VIF Developing Leaders Portfolio -- Initial Shares      8/31/90   (1.92)%   3.56%   10.71%     3.55%     6.34%      21.32%
Dreyfus VIF Emerging Leaders -- Initial Shares                 12/15/99    2.51%    9.28%   15.39%     7.55%      N/A       12.77%
DWS Small Cap Index VIP -- Class A Shares (formerly Scudder
 VIT Small Cap Index Fund -- Class A Shares)                    8/22/97    7.53%   13.56%   17.69%     7.71%      N/A        6.86%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  NET
                                                               PORTFOLIO
INVESTMENT DIVISION                                           EXPENSES(#)
MainStay VP Basic Value -- Initial Class                           0.86%
MainStay VP Bond -- Initial Class                                  0.51%
MainStay VP Capital Appreciation -- Initial Class                  0.61%
MainStay VP Cash Management (Current 7-day yield as of June
 30, 2006 is 4.64%)**                                              0.51%
MainStay VP Common Stock -- Initial Class                          0.51%
MainStay VP Convertible -- Initial Class                           0.63%
MainStay VP Floating Rate -- Initial Class                         0.84%
MainStay VP Government -- Initial Class                            0.57%
MainStay VP High Yield Corporate Bond -- Initial Class             0.56%
MainStay VP Income & Growth -- Initial Class                       0.84%
MainStay VP International Equity -- Initial Class                  0.92%
MainStay VP Large Cap Growth -- Initial Class (formerly
 MainStay VP Growth -- Initial Class)                              0.80%
MainStay VP Mid Cap Core -- Initial Class                          0.94%
MainStay VP Mid Cap Growth -- Initial Class                        0.82%
MainStay VP Mid Cap Value -- Initial Class                         0.76%
MainStay VP S&P 500 Index(R) -- Initial Class***                   0.34%
MainStay VP Small Cap Growth -- Initial Class                      0.99%
MainStay VP Value -- Initial Class                                 0.61%
AIM V.I. International Growth Fund -- Series I Shares              1.11%
AIM V.I. Real Estate Fund -- Series I Series                       1.21%
Alger American Leveraged All Cap Portfolio -- Class O Shares       0.91%
Alger American Small Capitalization Portfolio -- Class O
 Shares                                                            0.91%
American Century VP Value -- Class II                              1.08%
Baron Capital Asset -- Insurance Shares                            1.34%
Calvert Social Balanced Portfolio                                  0.92%
Davis Value Portfolio                                              0.81%
Dreyfus IP Technology Growth -- Initial Shares                     0.81%
Dreyfus VIF Developing Leaders Portfolio -- Initial Shares         0.81%
Dreyfus VIF Emerging Leaders -- Initial Shares                     1.03%
DWS Small Cap Index VIP -- Class A Shares (formerly Scudder
 VIT Small Cap Index Fund -- Class A Shares)                       0.51%
-------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

(a) Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Account. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses as if the policy had been available during the periods shown.

                                                              PORTFOLIO  YEAR                                      SINCE
                                                              INCEPTION   TO       1       3       5      10     PORTFOLIO
INVESTMENT DIVISION                                            DATE(A)   DATE    YEAR    YEARS   YEARS   YEARS   INCEPTION
Fidelity(R) VIP Freedom 2010 -- Initial Class                   4/26/05   1.57%   6.94%    N/A     N/A     N/A      8.23%
Fidelity(R) VIP Freedom 2020 -- Initial Class                   4/26/05   2.43%  10.30%    N/A     N/A     N/A     11.57%
Fidelity(R) VIP Freedom 2030 -- Initial Class                   4/26/05   2.83%  12.40%    N/A     N/A     N/A     13.64%
Fidelity(R) VIP Contrafund(R) -- Initial Class                   1/3/95   3.85%  17.01%  17.66%   9.37%  11.24%    13.68%
Fidelity(R) VIP Equity Income -- Initial Class                  10/9/86   4.89%  12.27%  13.04%   4.80%   8.15%    10.49%
Fidelity(R) VIP Growth -- Initial Class                         10/9/86  (0.19)%  7.61%   8.19%  (1.90)%  5.81%    10.15%
Fidelity(R) VIP Index 500 -- Initial Class                      8/27/92   2.50%   8.17%  10.63%   1.89%   7.65%     9.85%
Fidelity(R) VIP Investment Grade Bond -- Initial Class          12/6/88  (0.82)% (1.08)%  1.78%   4.82%   5.83%     6.64%
Fidelity(R) VIP Mid-Cap -- Initial Class                       12/28/98   6.60%  22.17%  25.72%  14.84%    N/A     19.53%
Fidelity(R) VIP Overseas -- Initial Class                       1/28/87   5.22%  27.18%  22.37%   7.33%   6.59%     6.95%
Fidelity(R) VIP Value Strategies -- Service Class 2             2/20/02   3.42%  10.31%  15.74%    N/A     N/A      9.54%
Janus Aspen Series Balanced -- Institutional Shares             9/13/93   1.53%   7.95%   8.14%   4.26%   9.97%    10.72%
Janus Aspen Series Forty -- Institutional Shares                 7/1/95  (1.09)%  6.32%  13.18%   3.62%    N/A     11.82%
Janus Aspen Series Mid Cap Growth -- Institutional Shares       9/13/93   2.39%  14.25%  16.94%   1.84%   5.89%    10.13%
Janus Aspen Series Worldwide Growth -- Institutional Shares     9/13/93   0.99%   9.95%   8.87%  (1.82)%  6.14%     9.85%
Lazard Retirement International Equity Portfolio                 9/1/98   8.61%  23.16%  17.66%   6.45%    N/A      4.80%
Lord Abbett Mid-Cap Value Portfolio                             9/15/99   0.48%   6.29%  16.25%   9.14%    N/A     13.83%
MFS(R) Investors Trust Series -- Initial Class                  10/9/95   0.46%   8.06%  10.08%   1.32%   5.95%     7.19%
MFS(R) New Discovery Series -- Initial Class                     5/1/98   1.59%  11.44%  10.20%  (0.25)%   N/A      6.48%
MFS(R) Utilities Series -- Initial Class                         1/3/95   8.24%  16.63%  22.34%   7.46%  12.09%    13.64%
Morgan Stanley UIF Emerging Markets Debt -- Class 1             6/16/97  (1.51)%  4.25%   9.46%  11.92%    N/A      7.26%
Morgan Stanley UIF Emerging Markets Equity -- Class 1           10/1/96   8.01%  36.76%  33.17%  18.37%    N/A      7.04%
Morgan Stanley UIF U.S. Real Estate -- Class I                   3/3/97  14.56%  23.81%  29.77%  20.06%    N/A     14.56%
PIMCO Long-Term U.S. Government Bond Portfolio --
  Administrative Class Shares                                   4/30/99  (5.30)% (7.56)%  1.10%   6.29%    N/A      6.43%
PIMCO Low Duration Portfolio -- Administrative Class Shares     2/16/99   0.48%   0.73%   0.77%   2.94%    N/A      3.69%
PIMCO Real Return Portfolio -- Administrative Class Shares      9/30/99  (1.50)% (2.03)%  3.40%   7.11%    N/A      8.31%
PIMCO Total Return Portfolio -- Administrative Class Shares    12/31/97  (0.93)% (1.37)%  1.97%   4.86%    N/A      5.11%
Royce Micro-Cap Portfolio                                      12/27/96  11.17%  27.62%  21.30%  13.21%    N/A     16.92%
Royce Small-Cap Portfolio                                      12/27/96   4.46%   8.61%  20.90%  11.39%    N/A     14.90%
T. Rowe Price Blue Chip Growth Portfolio                       12/29/00  (1.33)%  6.09%   8.50%   0.86%    N/A     (1.09)%
T. Rowe Price Equity Income Portfolio                           3/31/94   4.86%   9.24%  12.44%   5.85%   9.38%    11.46%
T. Rowe Price Equity Index 500 Portfolio                       12/29/00   2.44%   8.12%  10.54%   1.91%    N/A      0.45%
T. Rowe Price International Stock Portfolio                     3/31/94   3.47%  22.38%  18.14%   5.83%   4.18%     5.12%
T. Rowe Price Limited-Term Bond Portfolio                       5/13/94   0.53%   0.99%   0.94%   3.08%   4.54%     4.64%
T. Rowe Price New America Growth Portfolio                      3/31/94  (1.61)%  4.43%   9.22%   0.47%   3.70%     7.66%
T. Rowe Price Personal Strategy Balanced Portfolio             12/30/94   1.93%   7.78%  11.02%   6.64%   8.42%     9.99%
Van Eck Worldwide Absolute Return Fund -- Initial Class
  Shares                                                         5/1/03   4.49%   3.66%    N/A     N/A     N/A      1.09%
--------------------------------------------------------------------------------------------------------------------------

                                                                  NET
                                                               PORTFOLIO
INVESTMENT DIVISION                                           EXPENSES(#)
Fidelity(R) VIP Freedom 2010 -- Initial Class                     0.56%
Fidelity(R) VIP Freedom 2020 -- Initial Class                     0.62%
Fidelity(R) VIP Freedom 2030 -- Initial Class                     0.64%
Fidelity(R) VIP Contrafund(R) -- Initial Class                    0.64%
Fidelity(R) VIP Equity Income -- Initial Class                    0.55%
Fidelity(R) VIP Growth -- Initial Class                           0.63%
Fidelity(R) VIP Index 500 -- Initial Class                        0.10%
Fidelity(R) VIP Investment Grade Bond -- Initial Class            0.49%
Fidelity(R) VIP Mid-Cap -- Initial Class                          0.64%
Fidelity(R) VIP Overseas -- Initial Class                         0.82%
Fidelity(R) VIP Value Strategies -- Service Class 2               0.91%
Janus Aspen Series Balanced -- Institutional Shares               0.57%
Janus Aspen Series Forty -- Institutional Shares                  0.67%
Janus Aspen Series Mid Cap Growth -- Institutional Shares         0.67%
Janus Aspen Series Worldwide Growth -- Institutional Shares       0.61%
Lazard Retirement International Equity Portfolio                  1.21%
Lord Abbett Mid-Cap Value Portfolio                               1.12%
MFS(R) Investors Trust Series -- Initial Class                    0.88%
MFS(R) New Discovery Series -- Initial Class                      1.06%
MFS(R) Utilities Series -- Initial Class                          0.90%
Morgan Stanley UIF Emerging Markets Debt -- Class 1               1.09%
Morgan Stanley UIF Emerging Markets Equity -- Class 1             1.65%
Morgan Stanley UIF U.S. Real Estate -- Class I                    1.03%
PIMCO Long-Term U.S. Government Bond Portfolio --
  Administrative Class Shares                                     0.63%
PIMCO Low Duration Portfolio -- Administrative Class Shares       0.65%
PIMCO Real Return Portfolio -- Administrative Class Shares        0.66%
PIMCO Total Return Portfolio -- Administrative Class Shares       0.65%
Royce Micro-Cap Portfolio                                         1.33%
Royce Small-Cap Portfolio                                         1.11%
T. Rowe Price Blue Chip Growth Portfolio                          0.85%
T. Rowe Price Equity Income Portfolio                             0.85%
T. Rowe Price Equity Index 500 Portfolio                          0.40%
T. Rowe Price International Stock Portfolio                       1.05%
T. Rowe Price Limited-Term Bond Portfolio                         0.70%
T. Rowe Price New America Growth Portfolio                        0.85%
T. Rowe Price Personal Strategy Balanced Portfolio                0.88%
Van Eck Worldwide Absolute Return Fund -- Initial Class
  Shares                                                          2.50%
-------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM.

(a) Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Account. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses as if the policy had been available during the periods shown.

(b) Strategic Advisers(R), Inc., the investment adviser for this portfolio, has contractually agreed to waive its management fee.

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR CORPEXEC VUL II

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2006*

The chart below shows the Average Annual Total Returns of each Portfolio for the periods shown. No policyowner can invest directly in the Portfolios. These performance figures reflect investment management fees and direct operating expenses of the Portfolios. They do not reflect mortality and expense risk charges, cost of insurance charges, monthly contract charges, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. Consequently, the returns shown below are greater than actual returns that would have been received under the policy during the periods shown. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                              PORTFOLIO  YEAR                                      SINCE
                                                              INCEPTION   TO       1       3       5      10     PORTFOLIO
INVESTMENT DIVISION                                            DATE(A)   DATE    YEAR    YEARS   YEARS   YEARS   INCEPTION
MainStay VP Basic Value -- Initial Class                         5/1/98   5.05%  11.43%  12.83%   3.70%    N/A      3.83%
MainStay VP Bond -- Initial Class                               1/23/84  (0.72)% (0.72)%  1.97%   4.90%   5.97%     8.28%
MainStay VP Capital Appreciation -- Initial Class               1/29/93  (0.77)%  7.52%   8.80%  (1.84)%  4.55%     7.63%
MainStay VP Cash Management (Current 7-day yield as of June
 30, 2005 is 4.64)**                                            1/29/93   2.13%   4.05%   2.07%   1.87%   3.55%     3.71%
MainStay VP Common Stock -- Initial Class                       1/23/84   3.02%  10.05%  12.43%   1.90%   8.06%    10.61%
MainStay VP Convertible -- Initial Class                        10/1/96   3.68%  10.61%   9.40%   5.12%    N/A      8.32%
MainStay VP Floating Rate -- Initial Class                       5/2/05   2.42%   4.97%    N/A     N/A     N/A      3.93%
MainStay VP Government -- Initial Class                         1/29/93  (0.51)% (0.57)%  1.44%   4.24%   5.61%     5.48%
MainStay VP High Yield Corporate Bond -- Initial Class           5/1/95   3.29%   6.32%  10.57%  11.22%   8.85%     9.59%
MainStay VP Income & Growth -- Initial Class                     5/1/98   2.67%   7.09%  11.78%   3.65%    N/A      3.46%
MainStay VP International Equity -- Initial Class                5/1/95  10.84%  20.16%  18.71%  11.36%   7.73%     8.19%
MainStay VP Large Cap Growth -- Initial Class (formerly
 MainStay VP Growth -- Initial Class)                            5/1/98  (0.10)%  9.37%   4.86%  (2.72)%   N/A      3.94%
MainStay VP Mid Cap Core -- Initial Class                        7/2/01   5.21%  14.79%  21.50%  10.59%    N/A     10.58%
MainStay VP Mid Cap Growth -- Initial Class                      7/2/01   6.76%  18.11%  22.58%   7.73%    N/A      7.72%
MainStay VP Mid Cap Value -- Initial Class                       7/2/01   4.83%   9.71%  16.16%   7.27%    N/A      7.26%
MainStay VP S&P 500 Index(R) -- Initial Class***                1/29/93   2.57%   8.54%  10.91%   2.23%   8.04%     9.92%
MainStay VP Small Cap Growth -- Initial Class                    7/2/01   6.18%   9.83%  14.00%   3.78%    N/A      3.77%
MainStay VP Value -- Initial Class                               5/1/95   6.26%  11.23%  14.03%   4.61%   7.58%     9.08%
AIM V.I. International Growth Fund -- Series I Shares            5/5/93   8.93%  27.36%  23.99%   9.14%   7.09%     8.92%
A.I.M. V.I. Real Estate Fund -- Series I Series                  4/1/98  13.91%  23.42%  28.86%  21.03%    N/A     13.43%
Alger American Leveraged All Cap Portfolio -- Class O Shares    1/25/95   3.02%  16.67%  12.57%   1.34%   9.27%    14.52%
Alger American Small Capitalization Portfolio -- Class O
 Shares                                                         9/21/88   9.88%  24.20%  22.69%   7.02%   3.70%    11.42%
American Century VP Value -- Class II                           8/14/01   2.99%   7.59%  13.27%    N/A     N/A      7.65%
Baron Capital Asset -- Insurance Shares                         10/1/98   7.37%  10.49%  17.36%   9.06%    N/A     15.53%
Calvert Social Balanced Portfolio                                9/2/86   0.31%   4.36%   7.89%   2.92%   6.37%     8.89%
Davis Value Portfolio                                            7/1/99   3.29%  11.62%  13.87%   5.75%    N/A      4.77%
Dreyfus IP Technology Growth -- Initial Shares                  8/31/99  (2.98)%  7.33%   6.94%  (3.55)%   N/A     (5.02)%
Dreyfus VIF Developing Leaders Portfolio -- Initial Shares      8/31/90  (1.74)%  3.94%  11.13%   3.93%   6.73%    21.77%
Dreyfus VIF Emerging Leaders -- Initial Shares                 12/15/99   2.70%   9.69%  15.82%   7.96%    N/A     13.20%
--------------------------------------------------------------------------------------------------------------------------

                                                                  NET
                                                               PORTFOLIO
INVESTMENT DIVISION                                           EXPENSES(#)
MainStay VP Basic Value -- Initial Class                           0.86%
MainStay VP Bond -- Initial Class                                  0.51%
MainStay VP Capital Appreciation -- Initial Class                  0.61%
MainStay VP Cash Management (Current 7-day yield as of June
 30, 2005 is 4.64)**                                               0.51%
MainStay VP Common Stock -- Initial Class                          0.51%
MainStay VP Convertible -- Initial Class                           0.63%
MainStay VP Floating Rate -- Initial Class                         0.84%
MainStay VP Government -- Initial Class                            0.57%
MainStay VP High Yield Corporate Bond -- Initial Class             0.56%
MainStay VP Income & Growth -- Initial Class                       0.84%
MainStay VP International Equity -- Initial Class                  0.92%
MainStay VP Large Cap Growth -- Initial Class (formerly
 MainStay VP Growth -- Initial Class)                              0.80%
MainStay VP Mid Cap Core -- Initial Class                          0.94%
MainStay VP Mid Cap Growth -- Initial Class                        0.82%
MainStay VP Mid Cap Value -- Initial Class                         0.76%
MainStay VP S&P 500 Index(R) -- Initial Class***                   0.34%
MainStay VP Small Cap Growth -- Initial Class                      0.99%
MainStay VP Value -- Initial Class                                 0.61%
AIM V.I. International Growth Fund -- Series I Shares              1.11%
A.I.M. V.I. Real Estate Fund -- Series I Series                    1.21%
Alger American Leveraged All Cap Portfolio -- Class O Shares       0.91%
Alger American Small Capitalization Portfolio -- Class O
 Shares                                                            0.91%
American Century VP Value -- Class II                              1.08%
Baron Capital Asset -- Insurance Shares                            1.34%
Calvert Social Balanced Portfolio                                  0.92%
Davis Value Portfolio                                              0.81%
Dreyfus IP Technology Growth -- Initial Shares                     0.81%
Dreyfus VIF Developing Leaders Portfolio -- Initial Shares         0.81%
Dreyfus VIF Emerging Leaders -- Initial Shares                     1.03%
-------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

(a) Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Account. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses, as if the policy had been available during the periods shown.

--------------------------------------------------------------------------------

                                                              PORTFOLIO   YEAR                                      SINCE
                                                              INCEPTION    TO       1       3       5      10     PORTFOLIO
INVESTMENT DIVISION                                            DATE(A)    DATE    YEAR    YEARS   YEARS   YEARS   INCEPTION
DWS Small Cap Index VIP -- Class A Shares (formerly Scudder
 VIT Small Cap Index Fund -- Class A Shares                    8/22/97     7.72%  13.98%  18.13%   8.11%    N/A      7.28%
Fidelity(R) Contrafund(R) -- Initial Class                      1/3/95     4.04%  17.44%  18.09%   9.77%  11.65%    14.09%
Fidelity(R) VIP Equity Income -- Initial Class                 10/9/86     5.08%  12.69%  13.46%   5.19%   8.55%    10.85%
Fidelity(R) VIP Freedom 2010 -- Initial Class                  4/26/05     1.76%   7.34%    N/A     N/A     N/A      8.63%
Fidelity(R) VIP Freedom 2020 -- Initial Class                  4/26/05     2.62%  10.71%    N/A     N/A     N/A     11.98%
Fidelity(R) VIP Freedom 2030 -- Initial Class                  4/26/05     3.02%  12.82%    N/A     N/A     N/A     14.06%
Fidelity(R) VIP Growth -- Initial Class                        10/9/86     0.00%   8.01%   8.59%  (1.54)%  6.20%    10.56%
Fidelity(R) VIP Index 500 -- Initial Class                     8/27/92     2.69%   8.57%  11.04%   2.28%   8.05%    10.25%
Fidelity(R) VIP Investment Grade Bond -- Initial Class         12/6/88    (0.64)% (0.72)%  2.15%   5.21%   6.22%     7.02%
Fidelity(R) VIP Mid-Cap -- Initial Class                      12/28/98     6.80%  22.62%  26.19%  15.27%    N/A     19.97%
Fidelity(R) VIP Overseas -- Initial Class                      1/28/87     5.42%  27.66%  22.82%   7.72%   6.99%     7.34%
Fidelity(R) VIP Value Strategies -- Service Class 2            2/20/02     3.62%  10.72%  16.17%    N/A     N/A      9.92%
Janus Aspen Series Balanced -- Institutional Shares            9/13/93     1.72%   8.35%   8.55%   4.65%  10.39%    11.13%
Janus Aspen Series Forty -- Institutional Shares                5/1/97    (0.90)%  6.72%  13.60%   4.01%    N/A     12.22%
Janus Aspen Series Mid Cap Growth -- Institutional Shares      9/13/93     2.58%  14.68%  17.37%   2.22%   6.29%    10.53%
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93     1.17%  10.36%   9.28%  (1.46)%  6.53%    10.26%
Lazard Retirement International Equity Portfolio                9/1/98     8.81%  23.62%  18.10%   6.84%    N/A      5.19%
Lord Abbett Mid-Cap Value Portfolio                            9/15/99     0.66%   6.67%  16.68%   9.54%    N/A     14.25%
MFS(R) Investors Trust Series -- Initial Class                 10/9/95     0.65%   8.46%  10.49%   1.70%   6.34%     7.59%
MFS(R) New Discovery Series -- Initial Class                    5/1/98     1.78%  11.85%  10.60%   0.12%    N/A      6.87%
MFS(R) Utilities Series -- Initial Class                        1/3/95     8.44%  17.07%  22.80%   7.87%  12.51%    14.07%
Morgan Stanley UIF Emerging Markets Debt -- Class 1            6/16/97    (1.33)%  4.64%   9.86%  12.34%    N/A      7.66%
Morgan Stanley UIF Emerging Markets Equity -- Class 1          10/1/96     8.21%  37.27%  33.67%  18.81%    N/A      7.46%
Morgan Stanley UIF U.S. Real Estate -- Class I                  3/3/97    14.77%  24.27%  30.25%  20.50%    N/A     14.99%
PIMCO Long-Term U.S. Government Bond Portfolio --
 Administrative Class Shares                                   4/30/99    (5.13)% (7.20)%  1.48%   6.69%    N/A      6.81%
PIMCO Low Duration Portfolio -- Administrative Class Shares    2/16/99     0.67%   1.13%   1.15%   3.32%    N/A      4.11%
PIMCO Real Return Portfolio -- Administrative Class Shares     9/30/99    (1.31)% (1.65)%  3.80%   7.51%    N/A      8.72%
PIMCO Total Return Portfolio -- Administrative Class Shares   12/31/97    (0.74)% (0.97)%  2.35%   5.25%    N/A      5.49%
Royce Micro-Cap Portfolio                                     12/27/96    11.38%  28.09%  21.75%  13.62%    N/A     17.35%
Royce Small-Cap Portfolio                                     12/27/96     4.65%   9.01%  21.35%  11.86%    N/A     15.33%
T. Rowe Price Blue Chip Growth Portfolio                      12/29/00    (1.14)%  6.48%   8.90%   1.23%    N/A     (0.72)%
T. Rowe Price Equity Income Portfolio                          3/31/94     5.05%   9.65%  12.86%   6.24%   9.79%    11.86%
T. Rowe Price Equity Index 500 Portfolio                      12/29/00     2.63%   8.52%  10.94%   2.22%    N/A      0.77%
T. Rowe Price International Stock Portfolio                    3/31/94     3.66%  22.84%  18.57%   6.22%   4.56%     5.50%
T. Rowe Price Limited-Term Bond Portfolio                      5/13/94     0.73%   1.40%   1.32%   3.47%   4.93%     5.04%
T. Rowe Price New America Growth Portfolio                     3/31/94    (1.43)%  4.81%   9.64%   0.85%   4.08%     8.06%
T. Rowe Price Personal Strategy Balanced Portfolio            12/30/94     2.11%   8.18%  11.41%   7.03%   8.82%    10.39%
Van Eck Worldwide Absolute Return Fund -- Initial Class
 Shares                                                         5/1/03     4.68%   4.04%   1.50%    N/A     N/A      1.45%
---------------------------------------------------------------------------------------------------------------------------

                                                                  NET
                                                               PORTFOLIO
INVESTMENT DIVISION                                           EXPENSES(#)
DWS Small Cap Index VIP -- Class A Shares (formerly Scudder
 VIT Small Cap Index Fund -- Class A Shares                      0.51%
Fidelity(R) Contrafund(R) -- Initial Class                       0.64%
Fidelity(R) VIP Equity Income -- Initial Class                   0.55%
Fidelity(R) VIP Freedom 2010 -- Initial Class                    0.56%
Fidelity(R) VIP Freedom 2020 -- Initial Class                    0.62%
Fidelity(R) VIP Freedom 2030 -- Initial Class                    0.64%
Fidelity(R) VIP Growth -- Initial Class                          0.63%
Fidelity(R) VIP Index 500 -- Initial Class                       0.10%
Fidelity(R) VIP Investment Grade Bond -- Initial Class           0.49%
Fidelity(R) VIP Mid-Cap -- Initial Class                         0.64%
Fidelity(R) VIP Overseas -- Initial Class                        0.82%
Fidelity(R) VIP Value Strategies -- Service Class 2              0.91%
Janus Aspen Series Balanced -- Institutional Shares              0.57%
Janus Aspen Series Forty -- Institutional Shares                 0.67%
Janus Aspen Series Mid Cap Growth -- Institutional Shares        0.67%
Janus Aspen Series Worldwide Growth -- Institutional Shares      0.61%
Lazard Retirement International Equity Portfolio                 1.21%
Lord Abbett Mid-Cap Value Portfolio                              1.12%
MFS(R) Investors Trust Series -- Initial Class                   0.88%
MFS(R) New Discovery Series -- Initial Class                     1.06%
MFS(R) Utilities Series -- Initial Class                         0.90%
Morgan Stanley UIF Emerging Markets Debt -- Class 1              1.09%
Morgan Stanley UIF Emerging Markets Equity -- Class 1            1.65%
Morgan Stanley UIF U.S. Real Estate -- Class I                   1.03%
PIMCO Long-Term U.S. Government Bond Portfolio --
 Administrative Class Shares                                     0.63%
PIMCO Low Duration Portfolio -- Administrative Class Shares      0.65%
PIMCO Real Return Portfolio -- Administrative Class Shares       0.66%
PIMCO Total Return Portfolio -- Administrative Class Shares      0.65%
Royce Micro-Cap Portfolio                                        1.33%
Royce Small-Cap Portfolio                                        1.11%
T. Rowe Price Blue Chip Growth Portfolio                         0.85%
T. Rowe Price Equity Income Portfolio                            0.85%
T. Rowe Price Equity Index 500 Portfolio                         0.40%
T. Rowe Price International Stock Portfolio                      1.05%
T. Rowe Price Limited-Term Bond Portfolio                        0.70%
T. Rowe Price New America Growth Portfolio                       0.85%
T. Rowe Price Personal Strategy Balanced Portfolio               0.88%
Van Eck Worldwide Absolute Return Fund -- Initial Class
 Shares                                                          2.50%
-------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

(a) Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Account. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses, as if the policy had been available during the periods shown.

(b) Strategic Advisers(R), Inc., the investment adviser for this portfolio, has contractually agreed to waive its management fee.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR
CORPEXEC VUL III & IV
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2006*

     For more information, you should refer to your product and fund prospectuses or visit www.newyorklife.com. Policyowners are asked to consider the investment objectives, risks, charges and expenses of the investment carefully before investing. Both the product prospectus and underlying fund prospectuses contain this and other information about the product and underlying investment options. Please read the prospectus carefully before investing.

     The Investment Divisions offered through the CorpExec Variable Universal Life Series are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

     The investment returns and the accumulation value of your policy will fluctuate so that your contract, when surrendered, may be worth more or less than the premium payments. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested.

     The advisers to some of the Portfolios have assumed or reduced some of their Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total returns for their Portfolios would have been lower.

     The returns should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Investment Division invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Rates of return are not representative of actual returns you would receive under the policy. Actual returns may be more or less than those shown and will depend on a number of factors, including the investment allocations by a Policyowner and the different investment rates of return for the Investment Divisions. The portfolio inception dates vary, as shown by the dates above. CorpExec VUL III was first offered for sale 10/2003. CorpExec VUL IV was first offered for sale 9/2004. The performance summary assumes that the CorpExec VUL III and IV policies were available since the inception dates shown.

  * The values shown are unaudited.

 ** AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION IS NOT
    INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER UNIT, IT IS POSSIBLE TO LOSE MONEY.

*** MainStay VP S&P 500 Index(R) Portfolio--The S&P 500 Index(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index(R) Portfolio. The MainStay VP S&P 500 Index(R) Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index(R) Portfolio. Investors cannot directly purchase an index.

  # Management Net Portfolio Expenses as determined by the fund family.

This product is not available in all states.

           ISSUED BY: NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                     51 MADISON AVENUE, NEW YORK, NY 10010
                    DISTRIBUTED BY: NYLIFE DISTRIBUTORS LLC
                                MEMBER NASD/SIPC

   (NOT VALID WITHOUT THE AVERAGE ANNUAL RETURNS OF EACH INVESTMENT DIVISION)

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR CORPEXEC VUL III & IV

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2006*

The chart below shows the Average Annual Total Returns of each INVESTMENT DIVISION OF THE SEPARATE ACCOUNT based on the actual performance of the Separate Account's underlying Portfolios for the periods shown. These performance figures reflect all Investment Division level charges; that is, all Portfolio investment management fees and direct operating expenses (shown below), as well as the mortality and expense risk charge deducted from the Separate Account, and the current $5.00 monthly contract charge. The current annual mortality and expense risk charge is 0.25% of the average daily net asset value of each Investment Division's assets for year 1, 0.45% years 2 through 25, and 0.25% years 26 and beyond. These returns do NOT reflect policy fees or charges, including the cost of insurance, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN BELOW ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is not guarantee of future results.

                                                              PORTFOLIO  YEAR                                      SINCE
                                                              INCEPTION   TO       1       3       5      10     PORTFOLIO
INVESTMENT DIVISION                                            DATE(A)   DATE    YEAR    YEARS   YEARS   YEARS   INCEPTION
MainStay VP Basic Value -- Initial Class                         5/1/98   4.92%  11.15%  12.19%   3.11%   N/A       3.24%
MainStay VP Bond -- Initial Class                               1/23/84  (0.84)% (0.97)%  1.39%   4.30%  5.37%      7.66%
MainStay VP Capital Appreciation -- Initial Class               1/29/93  (0.89)%  7.25%   8.18%  (2.40)% 3.96%      7.02%
MainStay VP Cash Management (Current 7-day yield as of
  June 30, 2006 is 4.64%)**                                     1/29/93   2.00%   3.79%   1.49%   1.29%  2.96%      3.12%
MainStay VP Common Stock -- Initial Class                       1/23/84   2.89%   9.78%  11.79%   1.32%  7.45%      9.98%
MainStay VP Convertible -- Initial Class                        10/1/96   3.55%  10.33%   8.78%   4.52%   N/A       7.70%
MainStay VP Floating Rate -- Initial Class                       5/2/05   2.29%   4.71%    N/A     N/A    N/A       3.34%
MainStay VP Government -- Initial Class                         1/29/93  (0.63)% (0.82)%  0.86%   3.65%  5.01%      4.88%
MainStay VP High Yield Corporate Bond -- Initial Class           5/1/95   3.16%   6.05%   9.94%  10.59%  8.23%      8.97%
MainStay VP Income & Growth -- Initial Class                     5/1/98   2.54%   6.82%  11.14%   3.06%   N/A       2.87%
MainStay VP International Equity -- Initial Class                5/1/95  10.70%  19.86%  18.04%  10.73%  7.12%      7.58%
MainStay VP Large Cap Growth -- Initial Class (formerly
  MainStay VP Growth -- Initial Class)                           5/1/98  (0.22)%  9.10%   4.26%  (3.27)%  N/A       3.35%
MainStay VP Mid Cap Core -- Initial Class                        7/2/01   5.08%  14.50%  20.81%   9.96%   N/A       9.95%
MainStay VP Mid Cap Growth -- Initial Class                      7/2/01   6.63%  17.82%  21.88%   7.12%   N/A       7.11%
MainStay VP Mid Cap Value -- Initial Class                       7/2/01   4.70%   9.44%  15.50%   6.66%   N/A       6.65%
MainStay VP S&P 500 Index(R) -- Initial Class***                1/29/93   2.44%   8.27%  10.28%   1.65%  7.43%      9.30%
MainStay VP Small Cap Growth -- Initial Class                    7/2/01   6.05%   9.56%  13.35%   3.19%   N/A       3.18%
MainStay VP Value -- Initial Class                               5/1/95   6.13%  10.95%  13.38%   4.02%  6.97%      8.46%
AIM V.I. International Growth Fund--Series I Shares              5/5/93   8.79%  27.04%  23.29%   8.52%  6.48%      8.30%
AIM V.I. Real Estate Fund -- Series I Series                     4/1/98  13.77%  23.11%  28.13%  20.34%   N/A      12.79%
Alger American Leveraged All Cap Portfolio -- Class O Shares    1/25/95   2.89%  16.38%  11.93%   0.76%  8.65%     13.87%
Alger American Small Capitalization Portfolio -- Class O
  Shares                                                        9/21/88   9.74%  23.89%  21.99%   6.41%  3.11%     10.79%
American Century VP Value -- Class II                           8/14/01   2.86%   7.32%  12.63%    N/A    N/A       7.04%
Baron Capital Asset -- Insurance Shares                         10/1/98   7.24%  10.21%  16.69%   8.44%   N/A      14.87%
Calvert Social Balanced Portfolio                                9/2/86   0.18%   4.10%   7.28%   2.34%  5.77%      8.27%
Davis Value Portfolio                                            7/1/99   3.16%  11.34%  13.22%   5.15%   N/A       4.17%
Dreyfus IP Technology Growth -- Initial Shares                  8/31/99  (3.10)%  7.06%   6.33%  (4.10)%  N/A      (5.56)%
--------------------------------------------------------------------------------------------------------------------------

                                                                  NET
                                                               PORTFOLIO
INVESTMENT DIVISION                                           EXPENSES(#)
MainStay VP Basic Value -- Initial Class                          0.86%
MainStay VP Bond -- Initial Class                                 0.51%
MainStay VP Capital Appreciation -- Initial Class                 0.61%
MainStay VP Cash Management (Current 7-day yield as of
  June 30, 2006 is 4.64%)**                                       0.51%
MainStay VP Common Stock -- Initial Class                         0.51%
MainStay VP Convertible -- Initial Class                          0.63%
MainStay VP Floating Rate -- Initial Class                        0.84%
MainStay VP Government -- Initial Class                           0.57%
MainStay VP High Yield Corporate Bond -- Initial Class            0.56%
MainStay VP Income & Growth -- Initial Class                      0.84%
MainStay VP International Equity -- Initial Class                 0.92%
MainStay VP Large Cap Growth -- Initial Class (formerly
  MainStay VP Growth -- Initial Class)                            0.80%
MainStay VP Mid Cap Core -- Initial Class                         0.94%
MainStay VP Mid Cap Growth -- Initial Class                       0.82%
MainStay VP Mid Cap Value -- Initial Class                        0.76%
MainStay VP S&P 500 Index(R) -- Initial Class***                  0.34%
MainStay VP Small Cap Growth -- Initial Class                     0.99%
MainStay VP Value -- Initial Class                                0.61%
AIM V.I. International Growth Fund--Series I Shares               1.11%
AIM V.I. Real Estate Fund -- Series I Series                      1.21%
Alger American Leveraged All Cap Portfolio -- Class O Shares      0.91%
Alger American Small Capitalization Portfolio -- Class O
  Shares                                                          0.91%
American Century VP Value -- Class II                             1.08%
Baron Capital Asset -- Insurance Shares                           1.34%
Calvert Social Balanced Portfolio                                 0.92%
Davis Value Portfolio                                             0.81%
Dreyfus IP Technology Growth -- Initial Shares                    0.81%
--------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM.

(a) Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Account. The hypothetical performance of the Investment Division was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses, as if the policy had been available during the periods shown.

--------------------------------------------------------------------------------

                                                              PORTFOLIO   YEAR                                              SINCE
                                                              INCEPTION    TO                                             PORTFOLIO
INVESTMENT DIVISION                                            DATE(A)    DATE    1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
Dreyfus VIF Developing Leaders -- Initial Shares                 8/31/90  (1.86)%  3.68%    10.50%     3.34%     6.12%      21.08%
Dreyfus VIF Emerging Leaders -- Initial Shares                  12/15/99   2.57%   9.42%    15.16%     7.35%      N/A       12.56%
DWS Small Cap Index VIP -- Class A Shares (formerly Scudder
 VIT Small Cap Index Fund -- Class A Shares                      8/22/97   7.59%  13.70%    17.46%     7.50%      N/A        6.67%
Fidelity(R) VIP Contrafund(R) -- Initial Class                    1/3/95   3.91%  17.15%    17.42%     9.15%    11.02%      13.44%
Fidelity(R) VIP Equity Income -- Initial Class                   10/9/86   4.95%  12.41%    12.82%     4.59%     7.93%      10.22%
Fidelity(R) VIP Freedom 2010 -- Initial Class                    4/26/05   1.63%   7.07%      N/A       N/A       N/A        8.01%
Fidelity(R) VIP Freedom 2020 -- Initial Class                    4/26/05   2.49%  10.43%      N/A       N/A       N/A       11.34%
Fidelity(R) VIP Freedom 2030 -- Initial Class                    4/26/05   2.89%  12.54%      N/A       N/A       N/A       13.41%
Fidelity(R) VIP Growth -- Initial Class                          10/9/86  (0.12)%  7.74%     7.97%    (2.10)%    5.60%       9.93%
Fidelity(R) VIP Index 500 -- Initial Class                       8/27/92   2.56%   8.30%    10.41%     1.70%     7.44%       9.62%
Fidelity(R) VIP Investment Grade Bond -- Initial Class           12/6/88  (0.76)% (0.97)%    1.57%     4.61%     5.62%       6.41%
Fidelity(R) VIP Mid-Cap -- Initial Class                        12/28/98   6.67%  22.31%    25.47%    14.61%      N/A       19.29%
Fidelity(R) VIP Overseas -- Initial Class                        1/28/87   5.29%  27.34%    22.12%     7.11%     6.38%       6.73%
Fidelity(R) VIP Value Strategies -- Service Class 2              2/20/02   3.49%  10.44%    15.51%      N/A       N/A        9.30%
Janus Aspen Series Balanced -- Institutional Shares              9/13/93   1.59%   8.08%     7.93%     4.06%     9.76%      10.50%
Janus Aspen Series Forty -- Institutional Shares                  5/1/97  (1.02)%  6.45%    12.95%     3.42%      N/A       11.58%
Janus Aspen Series Mid Cap Growth -- Institutional Shares        9/13/93   2.45%  14.39%    16.70%     1.64%     5.69%       9.90%
Janus Aspen Series Worldwide Growth -- Institutional Shares      9/13/93   1.04%  10.08%     8.66%    (2.02)%    5.92%       9.63%
Lazard Retirement International Equity Portfolio                  9/1/98   8.67%  23.31%    17.43%     6.23%      N/A        4.59%
Lord Abbett Mid-Cap Value Portfolio                              9/15/99   0.53%   6.40%    16.02%     8.92%      N/A       13.60%
MFS(R) Investors Trust Series -- Initial Class                   10/9/95   0.52%   8.19%     9.86%     1.12%     5.74%       6.98%
MFS(R) New Discovery Series -- Initial Class                      5/1/98   1.65%  11.57%     9.97%    (0.45)%     N/A        6.26%
MFS(R) Utilities Series -- Initial Class                          1/3/95   8.30%  16.78%    22.10%     7.26%    11.87%      13.42%
Morgan Stanley UIF Emerging Markets Debt -- Class 1              6/16/97  (1.45)%  4.38%     9.24%    11.70%      N/A        7.05%
Morgan Stanley UIF Emerging Markets Equity -- Class 1            10/1/96   8.07%  36.93%    32.91%    18.13%      N/A        6.85%
Morgan Stanley UIF U.S. Real Estate -- Class I                    3/3/97  14.63%  23.96%    29.51%    19.82%      N/A       14.34%
PIMCO Long-Term U.S. Government Bond
 Portfolio--Administrative Class Shares                          4/30/99  (5.25)% (7.43)%    0.90%     6.08%      N/A        6.20%
PIMCO Low Duration Portfolio -- Administrative Class Shares      2/16/99   0.54%   0.88%     0.58%     2.73%      N/A        3.52%
PIMCO Real Return Portfolio -- Administrative Class Shares       9/30/99  (1.43)% (1.90)%    3.21%     6.90%      N/A        8.10%
PIMCO Total Return Portfolio -- Administrative Class Shares     12/31/97  (0.86)% (1.22)%    1.77%     4.65%      N/A        4.89%
Royce Micro-Cap Portfolio                                       12/27/96  11.24%  27.77%    21.06%    12.97%      N/A       16.68%
Royce Small-Cap Portfolio                                        10/1/98   4.52%   8.74%    20.66%    11.22%      N/A       14.67%
T. Rowe Price Blue Chip Growth Portfolio                        12/29/00  (1.26)%  6.21%     8.28%     0.65%      N/A       (1.28)%
T. Rowe Price Equity Income Portfolio                            3/31/94   4.92%   9.38%    12.22%     5.64%     9.17%      11.22%
T. Rowe Price Equity Index 500 Portfolio                        12/29/00   2.50%   8.25%    10.31%     1.64%      N/A        0.20%
T. Rowe Price International Stock Portfolio                      3/31/94   3.53%  22.53%    17.90%     5.62%     3.97%       4.90%
T. Rowe Price Limited-Term Bond Portfolio                        5/13/94   0.60%   1.15%     0.74%     2.88%     4.33%       4.44%
T. Rowe Price New America Growth Portfolio                       3/31/94  (1.55)%  4.55%     9.02%     0.28%     3.49%       7.45%
T. Rowe Price Personal Strategy Balanced Portfolio              12/30/94   1.98%   7.91%    10.78%     6.42%     8.20%       9.76%
Van Eck Worldwide Absolute Return Fund -- Initial Class
 Shares                                                           5/1/03   4.55%   3.78%     0.92%      N/A       N/A        0.87%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  NET
                                                               PORTFOLIO
INVESTMENT DIVISION                                           EXPENSES(#)
Dreyfus VIF Developing Leaders -- Initial Shares                 0.81%
Dreyfus VIF Emerging Leaders -- Initial Shares                   1.03%
DWS Small Cap Index VIP -- Class A Shares (formerly Scudder
 VIT Small Cap Index Fund -- Class A Shares                      0.51%
Fidelity(R) VIP Contrafund(R) -- Initial Class                   0.64%
Fidelity(R) VIP Equity Income -- Initial Class                   0.55%
Fidelity(R) VIP Freedom 2010 -- Initial Class                    0.56%
Fidelity(R) VIP Freedom 2020 -- Initial Class                    0.62%
Fidelity(R) VIP Freedom 2030 -- Initial Class                    0.64%
Fidelity(R) VIP Growth -- Initial Class                          0.63%
Fidelity(R) VIP Index 500 -- Initial Class                       0.10%
Fidelity(R) VIP Investment Grade Bond -- Initial Class           0.49%
Fidelity(R) VIP Mid-Cap -- Initial Class                         0.64%
Fidelity(R) VIP Overseas -- Initial Class                        0.82%
Fidelity(R) VIP Value Strategies -- Service Class 2              0.91%
Janus Aspen Series Balanced -- Institutional Shares              0.57%
Janus Aspen Series Forty -- Institutional Shares                 0.67%
Janus Aspen Series Mid Cap Growth -- Institutional Shares        0.67%
Janus Aspen Series Worldwide Growth -- Institutional Shares      0.61%
Lazard Retirement International Equity Portfolio                 1.21%
Lord Abbett Mid-Cap Value Portfolio                              1.12%
MFS(R) Investors Trust Series -- Initial Class                   0.88%
MFS(R) New Discovery Series -- Initial Class                     1.06%
MFS(R) Utilities Series -- Initial Class                         0.90%
Morgan Stanley UIF Emerging Markets Debt -- Class 1              1.09%
Morgan Stanley UIF Emerging Markets Equity -- Class 1            1.65%
Morgan Stanley UIF U.S. Real Estate -- Class I                   1.03%
PIMCO Long-Term U.S. Government Bond
 Portfolio--Administrative Class Shares                          0.63%
PIMCO Low Duration Portfolio -- Administrative Class Shares      0.65%
PIMCO Real Return Portfolio -- Administrative Class Shares       0.66%
PIMCO Total Return Portfolio -- Administrative Class Shares      0.65%
Royce Micro-Cap Portfolio                                        1.33%
Royce Small-Cap Portfolio                                        1.11%
T. Rowe Price Blue Chip Growth Portfolio                         0.85%
T. Rowe Price Equity Income Portfolio                            0.85%
T. Rowe Price Equity Index 500 Portfolio                         0.40%
T. Rowe Price International Stock Portfolio                      1.05%
T. Rowe Price Limited-Term Bond Portfolio                        0.70%
T. Rowe Price New America Growth Portfolio                       0.85%
T. Rowe Price Personal Strategy Balanced Portfolio               0.88%
Van Eck Worldwide Absolute Return Fund -- Initial Class
 Shares                                                          2.50%
--------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

(a) Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Account. The hypothetical performance of the Investment Division was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses, as if the policy had been available during the periods shown.

(b) Strategic Advisers(R), Inc., the investment adviser for this portfolio, has contractually agreed to waive its management fee.

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR CORPEXEC VUL III & IV

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2006*

The chart below shows the Average Annual Total Returns of each Portfolio for the periods shown. No policyowner can invest directly in the Portfolios. These performance figures reflect investment management fees and direct operating expenses of the Portfolios. They do not reflect mortality and expense risk charges, cost of insurance charges, monthly contract charges, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. Consequently, the returns shown below are greater than actual returns that would have been received under the policy during the periods shown. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                              PORTFOLIO   YEAR                                      SINCE
                                                              INCEPTION    TO       1       3       5      10     PORTFOLIO
INVESTMENT DIVISION                                            DATE(A)    DATE    YEAR    YEARS   YEARS   YEARS   INCEPTION
MainStay VP Basic Value -- Initial Class                        5/1/98     5.05%  11.43%  12.83%   3.70%    N/A      3.83%
MainStay VP Bond -- Initial Class                              1/23/84    (0.72)% (0.72)%  1.97%   4.90%   5.97%     8.28%
MainStay VP Capital Appreciation -- Initial Class              1/29/93    (0.77)%  7.52%   8.80%  (1.84)%  4.55%     7.63%
MainStay VP Cash Management (Current 7-day yield as of
  June 30, 2006 is 4.64%)**                                    1/29/93     2.13%   4.05%   2.07%   1.87%   3.55%     3.71%
MainStay VP Common Stock -- Initial Class                      1/23/84     3.02%  10.05%  12.43%   1.90%   8.06%    10.61%
MainStay VP Convertible -- Initial Class                       10/1/96     3.68%  10.61%   9.40%   5.12%    N/A      8.32%
MainStay VP Floating Rate -- Initial Class                      5/2/05     2.42%   4.97%    N/A     N/A     N/A      3.93%
MainStay VP Government -- Initial Class                        1/29/93    (0.51)% (0.57)%  1.44%   4.24%   5.61%     5.48%
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95     3.29%   6.32%  10.57%  11.22%   8.85%     9.59%
MainStay VP Income & Growth -- Initial Class                    5/1/98     2.67%   7.09%  11.78%   3.65%    N/A      3.46%
MainStay VP International Equity -- Initial Class               5/1/95    10.84%  20.16%  18.71%  11.36%   7.73%     8.19%
MainStay VP Large Cap Growth -- Initial Class (formerly
  MainStay VP Growth -- Initial Class)                          5/1/98    (0.10)%  9.37%   4.86%  (2.72)%   N/A      3.94%
MainStay VP Mid Cap Core -- Initial Class                       7/2/01     5.21%  14.79%  21.50%  10.59%    N/A     10.58%
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01     6.76%  18.11%  22.58%   7.73%    N/A      7.72%
MainStay VP Mid Cap Value -- Initial Class                      7/2/01     4.83%   9.71%  16.16%   7.27%    N/A      7.26%
MainStay VP S&P 500 Index(R) -- Initial Class***               1/29/93     2.57%   8.54%  10.91%   2.23%   8.04%     9.92%
MainStay VP Small Cap Growth -- Initial Class                   7/2/01     6.18%   9.83%  14.00%   3.78%    N/A      3.77%
MainStay VP Value -- Initial Class                              5/1/95     6.26%  11.23%  14.03%   4.61%   7.58%     9.08%
AIM V.I. International Growth Fund -- Series I Shares           5/5/93     8.93%  27.36%  23.99%   9.14%   7.09%     8.92%
AIM V.I. Real Estate Fund -- Series I Series                    4/1/98    13.91%  23.42%  28.86%  21.03%    N/A     13.43%
Alger American Leveraged All Cap Portfolio -- Class O Shares   1/25/95     3.02%  16.67%  12.57%   1.34%   9.27%    14.52%
Alger American Small Capitalization Portfolio -- Class O
  Shares                                                       9/21/88     9.88%  24.20%  22.69%   7.02%   3.70%    11.42%
American Century VP Value -- Class II                          8/14/01     2.99%   7.59%  13.27%    N/A     N/A      7.65%
Baron Capital Asset -- Insurance Shares                        10/1/98     7.37%  10.49%  17.36%   9.06%    N/A     15.53%
Calvert Social Balanced Portfolio                               9/2/86     0.31%   4.36%   7.89%   2.92%   6.37%     8.89%
Davis Value Portfolio                                           7/1/99     3.29%  11.62%  13.87%   5.75%    N/A      4.77%
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99    (2.98)%  7.33%   6.94%  (3.55)%   N/A     (5.02)%
Dreyfus VIF Developing Leaders Portfolio -- Initial Shares     8/31/90    (1.74)%  3.94%  11.13%   3.93%   6.73%    21.77%
Dreyfus VIF Emerging Leaders -- Initial Shares                12/15/99     2.70%   9.69%  15.82%   7.96%    N/A     13.20%
DWS Small Cap Index VIP -- Class A Shares (formerly Scudder
  VIT Small Cap Index Fund -- Class A Shares)                  8/22/97     7.72%  13.98%  18.13%   8.11%    N/A      7.28%
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95     4.04%  17.44%  18.09%   9.77%  11.65%    14.09%
Fidelity(R) VIP Equity Income -- Initial Class                 10/9/86     5.08%  12.69%  13.46%   5.19%   8.55%    10.85%
---------------------------------------------------------------------------------------------------------------------------

                                                                  NET
                                                               PORTFOLIO
INVESTMENT DIVISION                                           EXPENSES(#)
MainStay VP Basic Value -- Initial Class                          0.86%
MainStay VP Bond -- Initial Class                                 0.51%
MainStay VP Capital Appreciation -- Initial Class                 0.61%
MainStay VP Cash Management (Current 7-day yield as of
  June 30, 2006 is 4.64%)**                                       0.51%
MainStay VP Common Stock -- Initial Class                         0.51%
MainStay VP Convertible -- Initial Class                          0.63%
MainStay VP Floating Rate -- Initial Class                        0.84%
MainStay VP Government -- Initial Class                           0.57%
MainStay VP High Yield Corporate Bond -- Initial Class            0.56%
MainStay VP Income & Growth -- Initial Class                      0.84%
MainStay VP International Equity -- Initial Class                 0.92%
MainStay VP Large Cap Growth -- Initial Class (formerly
  MainStay VP Growth -- Initial Class)                            0.80%
MainStay VP Mid Cap Core -- Initial Class                         0.94%
MainStay VP Mid Cap Growth -- Initial Class                       0.82%
MainStay VP Mid Cap Value -- Initial Class                        0.76%
MainStay VP S&P 500 Index(R) -- Initial Class***                  0.34%
MainStay VP Small Cap Growth -- Initial Class                     0.99%
MainStay VP Value -- Initial Class                                0.61%
AIM V.I. International Growth Fund -- Series I Shares             1.11%
AIM V.I. Real Estate Fund -- Series I Series                      1.21%
Alger American Leveraged All Cap Portfolio -- Class O Shares      0.91%
Alger American Small Capitalization Portfolio -- Class O
  Shares                                                          0.91%
American Century VP Value -- Class II                             1.08%
Baron Capital Asset -- Insurance Shares                           1.34%
Calvert Social Balanced Portfolio                                 0.92%
Davis Value Portfolio                                             0.81%
Dreyfus IP Technology Growth -- Initial Shares                    0.81%
Dreyfus VIF Developing Leaders Portfolio -- Initial Shares        0.81%
Dreyfus VIF Emerging Leaders -- Initial Shares                    1.03%
DWS Small Cap Index VIP -- Class A Shares (formerly Scudder
  VIT Small Cap Index Fund -- Class A Shares)                     0.51%
Fidelity(R) VIP Contrafund(R) -- Initial Class                    0.64%
Fidelity(R) VIP Equity Income -- Initial Class                    0.55%
---------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

(a) Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Account. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses, as if the policy had been available during the periods shown.

(b) Strategic Advisers(R), Inc., the investment adviser for this portfolio, has contractually agreed to waive its management fee.

--------------------------------------------------------------------------------

                                                              PORTFOLIO  YEAR                                      SINCE
                                                              INCEPTION   TO       1       3       5      10     PORTFOLIO
INVESTMENT DIVISION                                            DATE(A)   DATE    YEAR    YEARS   YEARS   YEARS   INCEPTION
Fidelity(R) VIP Freedom 2010 -- Initial Class                   4/26/05   1.76%   7.34%    N/A     N/A     N/A      8.63%
Fidelity(R) VIP Freedom 2020 -- Initial Class                   4/26/05   2.62%  10.71%    N/A     N/A     N/A     11.98%
Fidelity(R) VIP Freedom 2030 -- Initial Class                   4/26/05   3.02%  12.82%    N/A     N/A     N/A     14.06%
Fidelity(R) VIP Growth -- Initial Class                         10/9/86   0.00%   8.01%   8.59%  (1.54)%  6.20%    10.56%
Fidelity(R) VIP Index 500 -- Initial Class                      8/27/92   2.69%   8.57%  11.04%   2.28%   8.05%    10.25%
Fidelity(R) VIP Investment Grade Bond -- Initial Class          12/6/88  (0.64)% (0.72)%  2.15%   5.21%   6.22%     7.02%
Fidelity(R) VIP Mid-Cap -- Initial Class                       12/28/98   6.80%  22.62%  26.19%  15.27%    N/A     19.97%
Fidelity(R) VIP Overseas -- Initial Class                       1/28/87   5.42%  27.66%  22.82%   7.72%   6.99%     7.34%
Fidelity(R) VIP Value Strategies -- Service Class 2             2/20/02   3.62%  10.72%  16.17%    N/A     N/A      9.92%
Janus Aspen Series Balanced -- Institutional Shares             9/13/93   1.72%   8.35%   8.55%   4.65%  10.39%    11.13%
Janus Aspen Series Forty -- Institutional Shares                 5/1/97  (0.90)%  6.72%  13.60%   4.01%    N/A     12.22%
Janus Aspen Series Mid Cap Growth -- Institutional Shares       9/13/93   2.58%  14.68%  17.37%   2.22%   6.29%    10.53%
Janus Aspen Series Worldwide Growth -- Institutional Shares     9/13/93   1.17%  10.36%   9.28%  (1.46)%  6.53%    10.26%
Lazard Retirement International Equity Portfolio                 9/1/98   8.81%  23.62%  18.10%   6.84%    N/A      5.19%
Lord Abbett Mid-Cap Value Portfolio                             9/15/99   0.66%   6.67%  16.68%   9.54%    N/A     14.25%
MFS(R) Investors Trust Series -- Initial Class                  10/9/95   0.65%   8.46%  10.49%   1.70%   6.34%     7.59%
MFS(R) New Discovery Series -- Initial Class                     5/1/98   1.78%  11.85%  10.60%   0.12%    N/A      6.87%
MFS(R) Utilities Series -- Initial Class                         1/3/95   8.44%  17.07%  22.80%   7.87%  12.51%    14.07%
Morgan Stanley UIF Emerging Markets Debt -- Class 1             6/16/97  (1.33)%  4.64%   9.86%  12.34%    N/A      7.66%
Morgan Stanley UIF Emerging Markets Equity -- Class 1           10/1/96   8.21%  37.27%  33.67%  18.81%    N/A      7.46%
Morgan Stanley UIF U.S. Real Estate -- Class I                   3/3/97  14.77%  24.27%  30.25%  20.50%    N/A     14.99%
PIMCO Long-Term U.S. Government Bond
 Portfolio -- Administrative Class Shares                       4/30/99  (5.13)% (7.20)%  1.48%   6.69%    N/A      6.81%
PIMCO Low Duration Portfolio -- Administrative Class Shares     2/16/99   0.67%   1.13%   1.15%   3.32%    N/A      4.11%
PIMCO Real Return Portfolio -- Administrative Class Shares      9/30/99  (1.31)% (1.65)%  3.80%   7.51%    N/A      8.72%
PIMCO Total Return Portfolio -- Administrative Class Shares    12/31/97  (0.74)% (0.97)%  2.35%   5.25%    N/A      5.49%
Royce Micro-Cap Portfolio                                      12/27/96  11.38%  28.09%  21.75%  13.62%    N/A     17.35%
Royce Small-Cap Portfolio                                      12/27/96   4.65%   9.01%  21.35%  11.86%    N/A     15.33%
T. Rowe Price Blue Chip Growth Portfolio                       12/29/00  (1.14)%  6.48%   8.90%   1.23%    N/A     (0.72)%
T. Rowe Price Equity Income Portfolio                           3/31/94   5.05%   9.65%  12.86%   6.24%   9.79%    11.86%
T. Rowe Price Equity Index 500 Portfolio                       12/29/00   2.63%   8.52%  10.94%   2.22%    N/A      0.77%
T. Rowe Price International Stock Portfolio                     3/31/94   3.66%  22.84%  18.57%   6.22%   4.56%     5.50%
T. Rowe Price Limited-Term Bond Portfolio                       5/13/94   0.73%   1.40%   1.32%   3.47%   4.93%     5.04%
T. Rowe Price New America Growth Portfolio                      3/31/94  (1.43)%  4.81%   9.64%   0.85%   4.08%     8.06%
T. Rowe Price Personal Strategy Balanced Portfolio             12/30/94   2.11%   8.18%  11.41%   7.03%   8.82%    10.39%
Van Eck Worldwide Absolute Return Fund -- Initial Class
 Shares                                                          5/1/03   4.68%   4.04%   1.50%    N/A     N/A      1.45%
--------------------------------------------------------------------------------------------------------------------------

                                                                  NET
                                                               PORTFOLIO
INVESTMENT DIVISION                                           EXPENSES(#)
Fidelity(R) VIP Freedom 2010 -- Initial Class                    0.56%
Fidelity(R) VIP Freedom 2020 -- Initial Class                    0.62%
Fidelity(R) VIP Freedom 2030 -- Initial Class                    0.64%
Fidelity(R) VIP Growth -- Initial Class                          0.63%
Fidelity(R) VIP Index 500 -- Initial Class                       0.10%
Fidelity(R) VIP Investment Grade Bond -- Initial Class           0.49%
Fidelity(R) VIP Mid-Cap -- Initial Class                         0.64%
Fidelity(R) VIP Overseas -- Initial Class                        0.82%
Fidelity(R) VIP Value Strategies -- Service Class 2              0.91%
Janus Aspen Series Balanced -- Institutional Shares              0.57%
Janus Aspen Series Forty -- Institutional Shares                 0.67%
Janus Aspen Series Mid Cap Growth -- Institutional Shares        0.67%
Janus Aspen Series Worldwide Growth -- Institutional Shares      0.61%
Lazard Retirement International Equity Portfolio                 1.21%
Lord Abbett Mid-Cap Value Portfolio                              1.12%
MFS(R) Investors Trust Series -- Initial Class                   0.88%
MFS(R) New Discovery Series -- Initial Class                     1.06%
MFS(R) Utilities Series -- Initial Class                         0.90%
Morgan Stanley UIF Emerging Markets Debt -- Class 1              1.09%
Morgan Stanley UIF Emerging Markets Equity -- Class 1            1.65%
Morgan Stanley UIF U.S. Real Estate -- Class I                   1.03%
PIMCO Long-Term U.S. Government Bond
 Portfolio -- Administrative Class Shares                        0.63%
PIMCO Low Duration Portfolio -- Administrative Class Shares      0.65%
PIMCO Real Return Portfolio -- Administrative Class Shares       0.66%
PIMCO Total Return Portfolio -- Administrative Class Shares      0.65%
Royce Micro-Cap Portfolio                                        1.33%
Royce Small-Cap Portfolio                                        1.11%
T. Rowe Price Blue Chip Growth Portfolio                         0.85%
T. Rowe Price Equity Income Portfolio                            0.85%
T. Rowe Price Equity Index 500 Portfolio                         0.40%
T. Rowe Price International Stock Portfolio                      1.05%
T. Rowe Price Limited-Term Bond Portfolio                        0.70%
T. Rowe Price New America Growth Portfolio                       0.85%
T. Rowe Price Personal Strategy Balanced Portfolio               0.88%
Van Eck Worldwide Absolute Return Fund -- Initial Class
 Shares                                                          2.50%
--------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

(a) Portfolios existed prior to the date that they were added as an Investment Division of the Separate Account. The hypothetical performance of the Investment Division was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses, as if the policy had been available during the periods shown.

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2006
(Unaudited)


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                               BASIC VALUE--        BOND--        APPRECIATION--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $    422,253      $  6,404,888      $ 25,035,535
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................             --                --                --

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................            340             9,991            12,204
                                                               ------------      ------------      ------------
      Total net assets......................................   $    421,913      $  6,394,897      $ 25,023,331
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $    161,632      $  5,559,527      $  7,372,885
    Series II Policies......................................         65,270                --                --
    Series III Policies.....................................        195,011           835,370        17,650,446
                                                               ------------      ------------      ------------
      Total net assets......................................   $    421,913      $  6,394,897      $ 25,023,331
                                                               ============      ============      ============
    Series I Variable accumulation unit value...............   $      12.60      $      14.47      $       9.60
                                                               ============      ============      ============
    Series II Variable accumulation unit value..............   $      15.71      $         --      $         --
                                                               ============      ============      ============
    Series III Variable accumulation unit value.............   $      11.92      $      10.42      $      11.17
                                                               ============      ============      ============
Identified Cost of Investment...............................   $    366,106      $  6,553,180      $ 24,990,409
                                                               ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


                                                                                                MAINSTAY VP
                        MAINSTAY VP                                                             HIGH YIELD        MAINSTAY VP
      MAINSTAY VP         COMMON          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        CORPORATE        INCOME AND
         CASH             STOCK--        CONVERTIBLE--    FLOATING RATE--    GOVERNMENT--         BOND--           GROWTH--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $ 40,817,315      $ 92,444,488      $    609,512      $    164,218      $  1,497,535      $  8,819,292      $    998,802
          182,833                --                --               705                --                --                --
           31,271               301                --                --                --               175                --

            1,250            59,268               175                --             2,008             8,663                 4
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 41,030,169      $ 92,385,521      $    609,337      $    164,923      $  1,495,527      $  8,810,804      $    998,798
     ============      ============      ============      ============      ============      ============      ============
     $    149,186      $    481,022      $        806      $         --      $  1,127,515      $  4,882,982      $        992
        6,088,201        91,822,176           273,063                --            62,914           139,921                --
       34,792,782            82,323           335,468           164,923           305,098         3,787,901           997,806
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 41,030,169      $ 92,385,521      $    609,337      $    164,923      $  1,495,527      $  8,810,804      $    998,798
     ============      ============      ============      ============      ============      ============      ============
     $       1.23      $      12.76      $      11.61      $         --      $      14.10      $      17.12      $      10.63
     ============      ============      ============      ============      ============      ============      ============
     $       1.07      $      14.81      $      13.96      $         --      $      10.89      $      15.61      $         --
     ============      ============      ============      ============      ============      ============      ============
     $       1.06      $      12.02      $      11.76      $      10.20      $      10.57      $      11.65      $      12.12
     ============      ============      ============      ============      ============      ============      ============
     $ 40,817,615      $ 77,947,198      $    556,361      $    164,871      $  1,523,691      $  8,239,720      $    967,132
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2006
(Unaudited)


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               INTERNATIONAL       LARGE CAP          MID CAP
                                                                 EQUITY--          GROWTH--           CORE--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 68,547,537      $    178,790      $ 53,847,395
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         20,782                --                --

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................        104,189               208            27,277
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 68,464,130      $    178,582      $ 53,820,118
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 57,276,073      $     93,366      $         --
    Series II Policies......................................        622,255            62,909        42,526,802
    Series III Policies.....................................     10,565,802            22,307        11,293,316
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 68,464,130      $    178,582      $ 53,820,118
                                                               ============      ============      ============
    Series I Variable accumulation unit value...............   $      15.90      $       5.97      $         --
                                                               ============      ============      ============
    Series II Variable accumulation unit value..............   $      17.75      $      10.20      $      19.50
                                                               ============      ============      ============
    Series III Variable accumulation unit value.............   $      13.85      $      10.23      $      14.38
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 55,921,006      $    162,823      $ 45,024,974
                                                               ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                                         ALGER AMERICAN
        MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP        LEVERAGED
       GROWTH--           VALUE--           INDEX--          GROWTH--       TOTAL RETURN--        VALUE--          ALLCAP--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    CLASS O SHARES
    ---------------------------------------------------------------------------------------------------------------------------
     $  8,175,830      $ 60,202,656      $142,596,971      $  5,602,860      $  2,195,696      $154,939,436      $    146,893
               --                --                --                --                --                --                --
              442                --            32,961                --                --                --               247

               --            38,240           220,278                --             3,188            92,564                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  8,176,272      $ 60,164,416      $142,409,654      $  5,602,860      $  2,192,508      $154,846,872      $    147,140
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $122,699,045      $         --      $  2,192,508      $  1,357,527      $         --
               --        59,935,403           360,006                --                --       141,391,752                --
        8,176,272           229,013        19,350,603         5,602,860                --        12,097,593           147,140
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  8,176,272      $ 60,164,416      $142,409,654      $  5,602,860      $  2,192,508      $154,846,872      $    147,140
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $      12.15      $         --      $       9.74      $      12.10      $         --
     ============      ============      ============      ============      ============      ============      ============
     $         --      $      12.48      $      12.32      $         --      $         --      $      16.30      $         --
     ============      ============      ============      ============      ============      ============      ============
     $      14.52      $      11.75      $      11.64      $      11.55      $         --      $      11.29      $      12.28
     ============      ============      ============      ============      ============      ============      ============
     $  7,864,455      $ 51,806,147      $144,287,024      $  5,436,532      $  2,145,039      $130,118,665      $    142,257
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2006
(Unaudited)


                                                               ALGER AMERICAN       AMERICAN        BARON CAPITAL
                                                                   SMALL          CENTURY(R) VP        ASSET--
                                                              CAPITALIZATION--       VALUE--          INSURANCE
                                                               CLASS O SHARES       CLASS II           SHARES
                                                              ----------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $  1,366,674      $    443,072      $    283,103
  Dividends due and accrued.................................              --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................             251                --                --

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................              39               150                --
                                                                ------------      ------------      ------------
      Total net assets......................................    $  1,366,886      $    442,922      $    283,103
                                                                ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $     21,781      $         --      $         --
    Series II Policies......................................              --           240,405                --
    Series III Policies.....................................       1,345,105           202,517           283,103
                                                                ------------      ------------      ------------
      Total net assets......................................    $  1,366,886      $    442,922      $    283,103
                                                                ============      ============      ============
    Series I Variable accumulation unit value...............    $      11.75      $         --      $         --
                                                                ============      ============      ============
    Series II Variable accumulation unit value..............    $         --      $      11.77      $         --
                                                                ============      ============      ============
    Series III Variable accumulation unit value.............    $      13.61      $      10.73      $      10.78
                                                                ============      ============      ============
Identified Cost of Investment...............................    $  1,355,083      $    459,261      $    287,456
                                                                ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


                                          DREYFUS IP        DREYFUS VIF       DREYFUS VIF
                                          TECHNOLOGY        DEVELOPING         EMERGING        DWS SMALL CAP    FIDELITY(R) VIP
    CALVERT SOCIAL      DAVIS VALUE        GROWTH--          LEADERS--         LEADERS--        INDEX VIP--     CONTRAFUND(R)--
       BALANCED          PORTFOLIO      INITIAL SHARES    INITIAL SHARES    INITIAL SHARES    CLASS A SHARES     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $     24,603      $    266,566      $    378,841      $    368,720      $         --      $ 23,039,507      $  9,012,699
               --                --                --                --                --                --                --
               --                --               120                --                --             1,437            16,481

                4               135                23               188                --                77             1,868
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $     24,599      $    266,431      $    378,938      $    368,532      $         --      $ 23,040,867      $  9,027,312
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $         --      $         --      $         --      $         --      $    250,490
               --           131,886            35,850           294,286                --           121,394         1,046,361
           24,599           134,545           343,088            74,246                --        22,919,473         7,730,461
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $     24,599      $    266,431      $    378,938      $    368,532      $         --      $ 23,040,867      $  9,027,312
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $         --      $         --      $         --      $         --      $      18.58
     ============      ============      ============      ============      ============      ============      ============
     $         --      $      10.17      $       9.16      $      11.45      $         --      $      13.63      $      16.48
     ============      ============      ============      ============      ============      ============      ============
     $      11.42      $      10.18      $       9.77      $      10.70      $         --      $      12.61      $      13.48
     ============      ============      ============      ============      ============      ============      ============
     $     24,788      $    261,812      $    372,707      $    378,394      $         --      $ 22,773,622      $  8,415,268
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2006
(Unaudited)

                                                              FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                                                  EQUITY-        FREEDOM 2010      FREEDOM 2020
                                                                 INCOME--         PORTFOLIO--       PORTFOLIO--
                                                               INITIAL CLASS    INITIAL SHARES    INITIAL SHARES
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  7,323,344      $    206,628      $    206,785
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................          2,612                --                --

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................          4,504                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $  7,321,452      $    206,628      $    206,785
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $  2,498,949      $         --      $         --
    Series II Policies......................................         67,203                --                --
    Series III Policies.....................................      4,755,300           206,628           206,785
                                                               ------------      ------------      ------------
      Total net assets......................................   $  7,321,452      $    206,628      $    206,785
                                                               ============      ============      ============
    Series I Variable accumulation unit value...............   $      13.81      $         --      $         --
                                                               ============      ============      ============
    Series II Variable accumulation unit value..............   $      16.47      $         --      $         --
                                                               ============      ============      ============
    Series III Variable accumulation unit value.............   $      12.04      $      10.20      $      10.26
                                                               ============      ============      ============
Identified Cost of Investment...............................   $  6,989,305      $    204,117      $    208,297
                                                               ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


                                                                                                                  JANUS ASPEN
                                        FIDELITY(R) VIP                                       FIDELITY(R) VIP       SERIES
    FIDELITY(R) VIP   FIDELITY(R) VIP     INVESTMENT      FIDELITY(R) VIP   FIDELITY(R) VIP        VALUE          BALANCED--
       GROWTH--         INDEX 500--      GRADE BOND--        MID-CAP--        OVERSEAS--       STRATEGIES--      INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    SERVICE CLASS 2       SHARES
    ---------------------------------------------------------------------------------------------------------------------------
     $  2,344,025      $ 22,219,389      $  2,842,030      $ 15,430,328      $  8,454,218      $    208,384      $ 14,740,769
               --                --                --                --                --                --                --
            2,850             2,793                --            21,468            21,551                --                --

              237               762               732               592               234                --            21,764
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  2,346,638      $ 22,221,420      $  2,841,298      $ 15,451,204      $  8,475,535      $    208,384      $ 14,719,005
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $         --      $         --      $         --      $         --      $ 11,825,045
          249,961         1,204,323         1,177,276           919,752           197,007                --         1,314,285
        2,096,677        21,017,097         1,664,022        14,531,452         8,278,528           208,384         1,579,675
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  2,346,638      $ 22,221,420      $  2,841,298      $ 15,451,204      $  8,475,535      $    208,384      $ 14,719,005
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $         --      $         --      $         --      $         --      $      17.09
     ============      ============      ============      ============      ============      ============      ============
     $      10.94      $      14.29      $      12.01      $      18.73      $      15.30      $         --      $      12.55
     ============      ============      ============      ============      ============      ============      ============
     $      10.49      $      11.58      $      10.51      $      14.65      $      13.13      $      12.61      $      11.66
     ============      ============      ============      ============      ============      ============      ============
     $  2,251,929      $ 21,147,402      $  2,961,402      $ 14,530,693      $  8,060,305      $    225,520      $ 13,533,865
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2006
(Unaudited)

                                                                                                    JANUS ASPEN
                                                                                  JANUS ASPEN         SERIES
                                                                JANUS ASPEN     SERIES MID CAP       WORLDWIDE
                                                              SERIES FORTY--       GROWTH--          GROWTH--
                                                               INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
                                                                  SHARES            SHARES            SHARES
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  2,865,472      $  4,728,997      $    767,619
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................             --               359               238

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................             --                --               472
                                                               ------------      ------------      ------------
      Total net assets......................................   $  2,865,472      $  4,729,356      $    767,385
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $         --      $         --      $    223,010
    Series II Policies......................................             --                --           123,001
    Series III Policies.....................................      2,865,472         4,729,356           421,374
                                                               ------------      ------------      ------------
      Total net assets......................................   $  2,865,472      $  4,729,356      $    767,385
                                                               ============      ============      ============
    Series I Variable accumulation unit value...............   $         --      $         --      $      11.48
                                                               ============      ============      ============
    Series II Variable accumulation unit value..............   $         --      $         --      $      10.90
                                                               ============      ============      ============
    Series III Variable accumulation unit value.............   $      10.14      $      12.90      $      10.43
                                                               ============      ============      ============
Identified Cost of Investment...............................   $  2,944,262      $  4,414,786      $    735,115
                                                               ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                                                                     MORGAN
        LAZARD                                                                                     MORGAN          STANLEY UIF
      RETIREMENT        LORD ABBETT         MFS(R)            MFS(R)                             STANLEY UIF        EMERGING
     INTERNATIONAL     SERIES FUND--    INVESTORS TRUST    NEW DISCOVERY    MFS(R) UTILITIES      EMERGING           MARKETS
        EQUITY         MID-CAP VALUE       SERIES--          SERIES--           SERIES--       MARKETS DEBT--       EQUITY--
       PORTFOLIO         PORTFOLIO       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS         CLASS I           CLASS I
    ----------------------------------------------------------------------------------------------------------------------------
     $  1,897,057      $ 10,130,530      $    174,945      $    496,105       $    299,646      $    167,136      $  2,390,641
               --                --                --                --                 --                --                --
           20,601            66,526                --               950                364                --                --

               --               672               111                --                  6                41               127
     ------------      ------------      ------------      ------------       ------------      ------------      ------------
     $  1,917,658      $ 10,196,384      $    174,834      $    497,055       $    300,004      $    167,095      $  2,390,514
     ============      ============      ============      ============       ============      ============      ============
     $         --      $         --      $         --      $         --       $         --      $         --      $     44,754
               --           137,190           174,834                --                 --            67,037            62,596
        1,917,658        10,059,194                --           497,055            300,004           100,058         2,283,164
     ------------      ------------      ------------      ------------       ------------      ------------      ------------
     $  1,917,658      $ 10,196,384      $    174,834      $    497,055       $    300,004      $    167,095      $  2,390,514
     ============      ============      ============      ============       ============      ============      ============
     $         --      $         --      $         --      $         --       $         --      $         --      $      18.37
     ============      ============      ============      ============       ============      ============      ============
     $         --      $      16.20      $      13.85      $         --       $         --      $      11.17      $      13.15
     ============      ============      ============      ============       ============      ============      ============
     $      11.83      $      12.62      $         --      $      10.65       $      12.45      $      11.99      $      16.14
     ============      ============      ============      ============       ============      ============      ============
     $  1,969,959      $  9,795,076      $    142,957      $    487,077       $    293,210      $    168,182      $  1,949,692
     ============      ============      ============      ============       ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2006
(Unaudited)


                                                                 MORGAN
                                                               STANLEY UIF        PIMCO LOW        PIMCO REAL
                                                                U.S. REAL        DURATION--         RETURN--
                                                                ESTATE--       ADMINISTRATIVE    ADMINISTRATIVE
                                                                 CLASS I        CLASS SHARES      CLASS SHARES
                                                             ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................  $  4,101,249      $     98,507      $  2,265,115
  Dividends due and accrued.................................            --               880             7,909
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................           426               624               118

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................           436               138                85
                                                              ------------      ------------      ------------
      Total net assets......................................  $  4,101,239      $     99,873      $  2,273,057
                                                              ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................  $         --      $         --      $         --
    Series II Policies......................................       319,806                --            62,769
    Series III Policies.....................................     3,781,433            99,873         2,210,288
                                                              ------------      ------------      ------------
      Total net assets......................................  $  4,101,239      $     99,873      $  2,273,057
                                                              ============      ============      ============
    Series I Variable accumulation unit value...............  $         --      $         --      $         --
                                                              ============      ============      ============
    Series II Variable accumulation unit value..............  $      22.55      $         --      $      10.22
                                                              ============      ============      ============
    Series III Variable accumulation unit value.............  $      18.37      $      10.20      $      10.27
                                                              ============      ============      ============
Identified Cost of Investment...............................  $  3,345,690      $     99,418      $  2,332,515
                                                              ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


      PIMCO TOTAL                                           SCUDDER VIT      T. ROWE PRICE
       RETURN--                                           EAFE (R) EQUITY      BLUE CHIP       T. ROWE PRICE     T. ROWE PRICE
    ADMINISTRATIVE     ROYCE MICRO-      ROYCE SMALL-      INDEX FUND--         GROWTH         EQUITY INCOME       INDEX 500
     CLASS SHARES      CAP PORTFOLIO     CAP PORTFOLIO    CLASS A SHARES       PORTFOLIO         PORTFOLIO         PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
     $ 11,062,162      $    833,283      $    929,638      $         --      $  6,412,237      $ 13,379,427      $    104,394
           42,606                --                --                --                --                --                --
           42,540                --                --                --            57,682            54,340                --

              158               110                64                --               150             2,733                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 11,147,150      $    833,173      $    929,574      $         --      $  6,469,769      $ 13,431,034      $    104,394
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $         --      $         --      $         --      $    544,231      $         --
          253,236            76,819           101,367                --           236,770         1,611,159                --
       10,893,914           756,354           828,207                --         6,232,999        11,275,644           104,394
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 11,147,150      $    833,173      $    929,574      $         --      $  6,469,769      $ 13,431,034      $    104,394
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $         --      $         --      $         --      $      15.24      $         --
     ============      ============      ============      ============      ============      ============      ============
     $      10.10      $      13.65      $       9.92      $         --      $      11.11      $      13.10      $         --
     ============      ============      ============      ============      ============      ============      ============
     $      10.52      $      13.71      $      10.61      $         --      $      11.48      $      12.17      $      10.85
     ============      ============      ============      ============      ============      ============      ============
     $ 11,494,244      $    734,464      $    955,474      $         --      $  6,101,117      $ 12,998,651      $    105,274
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2006
(Unaudited)


                                                              T. ROWE PRICE     T. ROWE PRICE     T. ROWE PRICE
                                                              INTERNATIONAL     LIMITED-TERM       NEW AMERICA
                                                                  STOCK             BOND             GROWTH
                                                                PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                             ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................  $  2,853,172      $    469,323      $    934,147
  Dividends due and accrued.................................            --             1,827                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................           740                --                --

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................           169                58                --
                                                              ------------      ------------      ------------
      Total net assets......................................  $  2,853,743      $    471,092      $    934,147
                                                              ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................  $         --      $         --      $         --
    Series II Policies......................................       263,544            93,187                --
    Series III Policies.....................................     2,590,199           377,905           934,147
                                                              ------------      ------------      ------------
      Total net assets......................................  $  2,853,743      $    471,092      $    934,147
                                                              ============      ============      ============
    Series I Variable accumulation unit value...............  $         --      $         --      $         --
                                                              ============      ============      ============
    Series II Variable accumulation unit value..............  $      13.50      $      10.87      $         --
                                                              ============      ============      ============
    Series III Variable accumulation unit value.............  $      13.44      $      10.30      $      10.63
                                                              ============      ============      ============
Identified Cost of Investment...............................  $  2,670,388      $    477,382      $    953,331
                                                              ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                             VAN ECK
     T. ROWE PRICE          WORLDWIDE
       PERSONAL             ABSOLUTE
       STRATEGY             RETURN--
       BALANCED           INITIAL CLASS
       PORTFOLIO             SHARES
    ------------------------------------
     $ 14,378,779         $     88,296
               --                   --
           41,202                   --

               --                   --
     ------------         ------------
     $ 14,419,981         $     88,296
     ============         ============
     $         --         $         --
               --                   --
       14,419,981               88,296
     ------------         ------------
     $ 14,419,981         $     88,296
     ============         ============
     $         --         $         --
     ============         ============
     $         --         $         --
     ============         ============
     $      11.87         $      10.38
     ============         ============
     $ 14,286,263         $     85,144
     ============         ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2006
(Unaudited)


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                               BASIC VALUE--        BOND--        APPRECIATION--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $          --     $          --     $          --
  Mortality and expense risk charges........................          (1,409)          (23,225)          (52,297)
                                                               -------------     -------------     -------------
      Net investment income (loss)..........................          (1,409)          (23,225)          (52,297)
                                                               -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................         337,648         2,706,749        11,953,591
  Cost of investments sold..................................        (303,726)       (2,739,522)      (11,111,593)
                                                               -------------     -------------     -------------
      Net realized gain (loss) on investments...............          33,922           (32,773)          841,998
  Realized gain distribution received.......................              --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................             877           (25,299)       (1,129,851)
                                                               -------------     -------------     -------------
      Net gain (loss) on investments........................          34,799           (58,072)         (287,853)
                                                               -------------     -------------     -------------
        Net increase (decrease) in net assets resulting from
        operations..........................................   $      33,390     $     (81,297)    $    (340,150)
                                                               =============     =============     =============


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               INTERNATIONAL       LARGE CAP          MID CAP
                                                                 EQUITY--          GROWTH--           CORE--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $          --     $          --     $          --
  Mortality and expense risk charges........................        (212,278)             (754)          (63,319)
                                                               -------------     -------------     -------------
      Net investment income (loss)..........................        (212,278)             (754)          (63,319)
                                                               -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       5,048,311           210,036           415,217
  Cost of investments sold..................................      (4,083,208)         (193,874)         (353,373)
                                                               -------------     -------------     -------------
      Net realized gain (loss) on investments...............         965,103            16,162            61,844
  Realized gain distribution received.......................              --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       5,607,494            (5,950)        2,262,042
                                                               -------------     -------------     -------------
      Net gain (loss) on investments........................       6,572,597            10,212         2,323,886
                                                               -------------     -------------     -------------
        Net increase (decrease) in net assets resulting from
        operations..........................................   $   6,360,319     $       9,458     $   2,260,567
                                                               =============     =============     =============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                                                MAINSTAY VP
                        MAINSTAY VP                                                             HIGH YIELD        MAINSTAY VP
      MAINSTAY VP         COMMON          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        CORPORATE         INCOME &
         CASH             STOCK--        CONVERTIBLE--    FLOATING RATE--    GOVERNMENT--         BOND--           GROWTH--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $     851,144     $          --     $          --     $       1,718     $          --     $          --     $          --
           (62,079)         (117,388)           (1,063)              (76)           (4,501)          (22,389)           (2,281)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
           789,065          (117,388)           (1,063)            1,642            (4,501)          (22,389)           (2,281)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
        85,134,810           686,114             2,834             9,188            23,304           424,511            13,764
       (85,134,419)         (588,695)           (2,483)           (9,232)          (23,195)         (418,398)          (11,574)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
               391            97,419               351               (44)              109             6,113             2,190
                --                --                --                --                --                --                --
              (795)        2,622,251            18,626              (653)           (7,685)          233,475            22,657
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
              (404)        2,719,670            18,977              (697)           (7,576)          239,588            24,847
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
     $     788,661     $   2,602,282     $      17,914     $         945     $     (12,077)    $     217,199     $      22,566
     =============     =============     =============     =============     =============     =============     =============

                                                                                                                     ALGER
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                          AMERICAN
        MID CAP           MID CAP         S&P 500(R)         SMALL CAP           TOTAL          MAINSTAY VP        LEVERAGED
       GROWTH--           VALUE--           INDEX--          GROWTH--          RETURN--           VALUE--          ALLCAP--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    CLASS O SHARES
    ---------------------------------------------------------------------------------------------------------------------------
     $          --     $          --     $          --     $          --     $          --     $          --     $          --
            (1,720)          (75,140)         (468,635)             (633)           (6,295)         (186,576)              (56)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
            (1,720)          (75,140)         (468,635)             (633)           (6,295)         (186,576)              (56)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
            77,933           306,326        10,194,796            86,727           970,578         1,784,660            41,000
           (64,799)         (272,615)      (10,141,300)          (82,782)         (822,603)       (1,562,609)          (37,624)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
            13,134            33,711            53,496             3,945           147,975           222,051             3,376
                --                --                --                --                --                --                --
           260,402         2,749,028         3,485,895           166,294          (101,647)        8,359,730             3,038
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
           273,536         2,782,739         3,539,391           170,239            46,328         8,581,781             6,414
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
     $     271,816     $   2,707,599     $   3,070,756     $     169,606     $      40,033     $   8,395,205     $       6,358
     =============     =============     =============     =============     =============     =============     =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
(Unaudited)

                                                                   ALGER
                                                                  AMERICAN          AMERICAN        BARON CAPITAL
                                                                   SMALL          CENTURY(R) VP        ASSET--
                                                              CAPITALIZATION--       VALUE--          INSURANCE
                                                               CLASS O SHARES       CLASS II           SHARES
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $         --      $      3,703      $         --
  Mortality and expense risk charges........................            (905)             (464)             (322)
                                                                ------------      ------------      ------------
      Net investment income (loss)..........................            (905)            3,239              (322)
                                                                ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................         266,666           177,619           267,491
  Cost of investments sold..................................        (238,518)         (180,400)         (246,921)
                                                                ------------      ------------      ------------
      Net realized gain (loss) on investments...............          28,148            (2,781)           20,570
  Realized gain distribution received.......................              --            26,264                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................          (4,794)          (18,673)           (4,810)
                                                                ------------      ------------      ------------
      Net gain (loss) on investments........................          23,354             4,810            15,760
                                                                ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
        operations..........................................    $     22,449      $      8,049      $     15,438
                                                                ============      ============      ============


                                                              FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                                                  EQUITY-        FREEDOM 2010      FREEDOM 2020
                                                                 INCOME--         PORTFOLIO--       PORTFOLIO--
                                                               INITIAL CLASS    INITIAL SHARES    INITIAL SHARES
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    107,042      $         --      $         --
  Mortality and expense risk charges........................        (16,873)             (264)             (165)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................         90,169              (264)             (165)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        802,087            65,355             1,621
  Cost of investments sold..................................       (722,067)          (63,290)           (1,576)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............         80,020             2,065                45
  Realized gain distribution received.......................        321,607                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       (174,907)            3,125              (991)
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................        226,720             5,190              (946)
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
        operations..........................................   $    316,889      $      4,926      $     (1,111)
                                                               ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


                                          DREYFUS IP        DREYFUS VIF       DREYFUS VIF           DWS
        CALVERT                           TECHNOLOGY        DEVELOPING         EMERGING          SMALL CAP      FIDELITY(R) VIP
        SOCIAL          DAVIS VALUE        GROWTH--          LEADERS--         LEADERS--        INDEX VIP--     CONTRAFUND(R)--
       BALANCED          PORTFOLIO      INITIAL SHARES    INITIAL SHARES    INITIAL SHARES    CLASS A SHARES     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $         --      $         --      $         --      $      1,426      $         --      $     72,026      $     38,477
           (1,116)             (549)             (802)             (575)               (8)          (21,730)          (14,794)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
           (1,116)             (549)             (802)              851                (8)           50,296            23,683
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
        1,008,552           231,951            84,366           104,943             5,552         2,928,578         2,071,420
         (958,519)         (233,851)          (75,888)         (109,567)           (6,686)       (2,732,735)       (1,513,512)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
           50,033            (1,900)            8,478            (4,624)           (1,134)          195,843           557,908
               --                --                --            29,484               813           481,851            68,038
          (31,796)            9,574           (20,985)          (43,669)               --            77,744          (408,781)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
           18,237             7,674           (12,507)          (18,809)             (321)          755,438           217,165
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $     17,121      $      7,125      $    (13,309)     $    (17,958)     $       (329)     $    805,734      $    240,848
     ============      ============      ============      ============      ============      ============      ============

                                                                                                                  JANUS ASPEN
                                        FIDELITY(R) VIP                                       FIDELITY(R) VIP       SERIES
    FIDELITY(R) VIP   FIDELITY(R) VIP     INVESTMENT      FIDELITY(R) VIP   FIDELITY(R) VIP        VALUE          BALANCED--
       GROWTH--         INDEX 500--      GRADE BOND--        MID-CAP--        OVERSEAS--       STRATEGIES--      INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    SERVICE CLASS 2       SHARES
    ---------------------------------------------------------------------------------------------------------------------------
     $     16,324      $    301,914      $     94,323      $     41,897      $     41,848      $        575      $    170,282
           (7,155)          (37,184)           (4,227)          (27,877)          (12,528)             (630)          (46,561)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
            9,169           264,730            90,096            14,020            29,320               (55)          123,721
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
        2,319,675         1,136,502           349,338           458,238           932,062             4,453           746,139
       (2,004,124)         (971,365)         (361,736)         (350,653)         (728,985)           (4,235)         (570,924)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
          315,551           165,137           (12,398)          107,585           203,077               218           175,215
               --                --             5,648         1,418,610            29,092            27,504                --
         (279,103)          (33,345)         (104,638)         (937,372)         (238,951)          (24,997)          (96,679)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
           36,448           131,792          (111,388)          588,823            (6,782)            2,725            78,536
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $     45,617      $    396,522      $    (21,292)     $    602,843      $     22,538      $      2,670      $    202,257
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
(Unaudited)

                                                                                                   JANUS ASPEN
                                                               JANUS ASPEN       JANUS ASPEN         SERIES
                                                                  SERIES       SERIES MID CAP       WORLDWIDE
                                                                 FORTY--          GROWTH--          GROWTH--
                                                              INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
                                                                  SHARES           SHARES            SHARES
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $      5,180     $         --      $      9,545
  Mortality and expense risk charges........................         (2,875)          (7,973)           (1,828)
                                                               ------------     ------------      ------------
      Net investment income (loss)..........................          2,305           (7,973)            7,717
                                                               ------------     ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        365,881          331,748           261,374
  Cost of investments sold..................................       (355,830)        (230,605)         (216,136)
                                                               ------------     ------------      ------------
      Net realized gain (loss) on investments...............         10,051          101,143            45,238
  Realized gain distribution received.......................             --               --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        (82,362)         (17,699)          (39,538)
                                                               ------------     ------------      ------------
      Net gain (loss) on investments........................        (72,311)          83,444             5,700
                                                               ------------     ------------      ------------
        Net increase (decrease) in net assets resulting from
        operations..........................................   $    (70,006)    $     75,471      $     13,417
                                                               ============     ============      ============

                                                              MORGAN STANLEY      PIMCO LOW        PIMCO REAL
                                                              UIF U.S. REAL      DURATION--         RETURN--
                                                                 ESTATE--      ADMINISTRATIVE    ADMINISTRATIVE
                                                                 CLASS I        CLASS SHARES      CLASS SHARES
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $         --     $      6,479      $     32,822
  Mortality and expense risk charges........................         (7,479)            (484)           (2,647)
                                                               ------------     ------------      ------------
      Net investment income (loss)..........................         (7,479)           5,995            30,175
                                                               ------------     ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        643,224          278,864           306,722
  Cost of investments sold..................................       (378,487)        (289,610)         (325,383)
                                                               ------------     ------------      ------------
      Net realized gain (loss) on investments...............        264,737          (10,746)          (18,661)
  Realized gain distribution received.......................             --               --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        238,156            5,508           (32,036)
                                                               ------------     ------------      ------------
      Net gain (loss) on investments........................        502,893           (5,238)          (50,697)
                                                               ------------     ------------      ------------
        Net increase (decrease) in net assets resulting from
        operations..........................................   $    495,414     $        757      $    (20,522)
                                                               ============     ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                                                                 MORGAN STANLEY
         LAZARD          LORD ABBETT         MFS(R)          MFS(R) NEW                         MORGAN STANLEY    UIF EMERGING
       RETIREMENT       SERIES FUND--    INVESTORS TRUST      DISCOVERY      MFS(R) UTILITIES    UIF EMERGING       MARKETS
     INTERNATIONAL      MID-CAP VALUE       SERIES--          SERIES--           SERIES--       MARKETS DEBT--      EQUITY--
    EQUITY PORTFOLIO      PORTFOLIO       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS I          CLASS I
    ---------------------------------------------------------------------------------------------------------------------------
      $         --      $         --      $        888      $         --       $      1,160      $         --     $         --
            (1,396)          (19,733)             (224)           (1,149)               (69)             (153)          (4,605)
      ------------      ------------      ------------      ------------       ------------      ------------     ------------
            (1,396)          (19,733)              664            (1,149)             1,091              (153)          (4,605)
      ------------      ------------      ------------      ------------       ------------      ------------     ------------
             2,543         1,422,052             2,261           406,037             34,679            30,138           88,728
            (2,272)       (1,195,145)           (1,608)         (329,990)           (34,049)          (29,109)         (54,835)
      ------------      ------------      ------------      ------------       ------------      ------------     ------------
               271           226,907               653            76,047                630             1,029           33,893
                --                --                --             8,985              2,203                --               --
           (74,616)         (201,469)             (434)          (57,219)             5,125            (4,562)          64,832
      ------------      ------------      ------------      ------------       ------------      ------------     ------------
           (74,345)           25,438               219            27,813              7,958            (3,533)          98,725
      ------------      ------------      ------------      ------------       ------------      ------------     ------------
      $    (75,741)     $      5,705      $        883      $     26,664       $      9,049      $     (3,686)    $     94,120
      ============      ============      ============      ============       ============      ============     ============

      PIMCO TOTAL                                           SCUDDER VIT      T. ROWE PRICE
       RETURN--            ROYCE             ROYCE        EAFE(R) EQUITY       BLUE CHIP      T. ROWE PRICE    T. ROWE PRICE
    ADMINISTRATIVE       MICRO-CAP         SMALL-CAP       INDEX FUND--         GROWTH        EQUITY INCOME      INDEX 500
     CLASS SHARES        PORTFOLIO         PORTFOLIO      CLASS A SHARES       PORTFOLIO        PORTFOLIO        PORTFOLIO
    -------------------------------------------------------------------------------------------------------------------------
     $    210,662      $         --      $         --      $         --      $         --      $    106,255     $        682
          (19,392)           (1,797)             (624)               --           (13,883)          (25,096)             (81)
     ------------      ------------      ------------      ------------      ------------      ------------     ------------
          191,270            (1,797)             (624)               --           (13,883)           81,159              601
     ------------      ------------      ------------      ------------      ------------      ------------     ------------
        1,542,499           342,510           156,890                --         3,031,417         1,453,927            1,918
       (1,626,239)         (277,106)         (149,511)               --        (2,586,388)       (1,200,203)          (1,856)
     ------------      ------------      ------------      ------------      ------------      ------------     ------------
          (83,740)           65,404             7,379                --           445,029           253,724               62
               --                --                --                --                --            54,474               --
         (202,102)           25,335           (26,474)               --          (495,082)          169,905           (1,301)
     ------------      ------------      ------------      ------------      ------------      ------------     ------------
         (285,842)           90,739           (19,095)               --           (50,053)          478,103           (1,239)
     ------------      ------------      ------------      ------------      ------------      ------------     ------------
     $    (94,572)     $     88,942      $    (19,719)     $         --      $    (63,936)     $    559,262     $       (638)
     ============      ============      ============      ============      ============      ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
(Unaudited)


                                                                                                   T. ROWE PRICE
                                                               T. ROWE PRICE     T. ROWE PRICE      NEW AMERICA
                                                               INTERNATIONAL     LIMITED-TERM         GROWTH
                                                              STOCK PORTFOLIO   BOND PORTFOLIO       PORTFOLIO
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $         --      $      9,518      $         --
  Mortality and expense risk charges........................         (1,481)             (841)             (990)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................         (1,481)            8,677              (990)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        158,471           119,330           147,540
  Cost of investments sold..................................       (117,702)         (122,449)         (136,978)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............         40,769            (3,119)           10,562
  Realized gain distribution received.......................             --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................         84,722            (3,136)          (35,453)
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................        125,491            (6,255)          (24,891)
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
        operations..........................................   $    124,010      $      2,422      $    (25,881)
                                                               ============      ============      ============

                                                               T. ROWE PRICE        VAN ECK
                                                                 PERSONAL          WORLDWIDE
                                                                 STRATEGY          ABSOLUTE
                                                                 BALANCED       RETURN--INITIAL
                                                                 PORTFOLIO       CLASS SHARES
                                                              ---------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    128,324      $         --
  Mortality and expense risk charges........................        (18,925)             (206)
                                                              ---------------   ---------------
      Net investment income (loss)..........................        109,399              (206)
                                                              ---------------   ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      1,942,543               935
  Cost of investments sold..................................     (1,746,800)             (902)
                                                              ---------------   ---------------
      Net realized gain (loss) on investments...............        195,743                33
  Realized gain distribution received.......................         46,472               525
  Change in unrealized appreciation (depreciation) on
    investments.............................................       (253,788)            3,144
                                                              ---------------   ---------------
      Net gain (loss) on investments........................        (11,573)            3,702
                                                              ---------------   ---------------
        Net increase (decrease) in net assets resulting from
        operations..........................................   $     97,826      $      3,496
                                                              ===============   ===============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2006
and the year ended December 31, 2005
(Unaudited)

                                                                    MAINSTAY VP                     MAINSTAY VP
                                                                   BASIC VALUE--                      BOND--
                                                                   INITIAL CLASS                   INITIAL CLASS
                                                          -------------------------------   ---------------------------
                                                                2006             2005           2006           2005
                                                          -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................    $     (1,409)    $      3,166   $    (23,225)  $    203,072
    Net realized gain (loss) on investments.............          33,922            2,295        (32,773)         9,497
    Realized gain distribution received.................              --            7,231             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................             877           19,467        (25,299)      (105,852)
                                                            ------------     ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................          33,390           32,159        (81,297)       106,717
                                                            ------------     ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................          17,290          149,075        887,440        888,179
    Cost of insurance...................................         (11,420)         (26,931)       (89,696)      (173,078)
    Policyowners' surrenders............................        (303,487)             (21)          (142)            --
    Net transfers from (to) Fixed Account...............           3,021           86,525     (1,786,706)       586,450
    Transfers between Investment Divisions..............         (20,849)              --       (169,306)        90,682
    Policyowners' death benefits........................              --               --             --             --
                                                            ------------     ------------   ------------   ------------
      Net contributions and (withdrawals)...............        (315,445)         208,648     (1,158,410)     1,392,233
                                                            ------------     ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................             (50)               9             75           (122)
                                                            ------------     ------------   ------------   ------------
        Increase (decrease) in net assets...............        (282,105)         240,816     (1,239,632)     1,498,828
NET ASSETS:
    Beginning of period.................................         704,018          463,202      7,634,529      6,135,701
                                                            ------------     ------------   ------------   ------------
    End of period.......................................    $    421,913     $    704,018   $  6,394,897   $  7,634,529
                                                            ============     ============   ============   ============

                                                            MAINSTAY VP                             MAINSTAY VP
                                                          FLOATING RATE--                          GOVERNMENT--
                                                           INITIAL CLASS                           INITIAL CLASS
                                                          ----------------                  ---------------------------
                                                                2006                            2006           2005
                                                          -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................    $      1,642                    $     (4,501)  $     32,460
    Net realized gain (loss) on investments.............             (44)                            109          4,809
    Realized gain distribution received.................              --                              --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................            (653)                         (7,685)       (17,469)
                                                            ------------                    ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................             945                         (12,077)        19,800
                                                            ------------                    ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................              --                         202,062        247,306
    Cost of insurance...................................            (812)                        (20,087)       (35,981)
    Policyowners' surrenders............................              --                             (34)       (81,159)
    Net transfers from (to) Fixed Account...............          25,491                          53,584         13,450
    Transfers between Investment Divisions..............         139,299                              --        104,871
    Policyowners' death benefits........................              --                              --             --
                                                            ------------                    ------------   ------------
      Net contributions and (withdrawals)...............         163,978                         235,525        248,487
                                                            ------------                    ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................              --                              10            (29)
                                                            ------------                    ------------   ------------
        Increase (decrease) in net assets...............         164,923                         223,458        268,258
NET ASSETS:
    Beginning of period.................................              --                       1,272,069      1,003,811
                                                            ------------                    ------------   ------------
    End of period.......................................    $    164,923                    $  1,495,527   $  1,272,069
                                                            ============                    ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period March 2005 (Commencement of Investments) through December 2005.
(b) For the period May 2005 (Commencement of Investments) through December 2005.
(c) For the period September 2005 (Commencement of Investments) through December 2005.
(d) For the period November 2005 (Commencement of Investments) through December 2005.
(e)  For the period December 2005 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

            MAINSTAY VP                                                 MAINSTAY VP                   MAINSTAY VP
      CAPITAL APPRECIATION--              MAINSTAY VP                 COMMON STOCK--                 CONVERTIBLE--
           INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $    (52,297)  $    (45,385)  $    789,065   $    283,789   $   (117,388)  $    655,619   $     (1,063)  $      6,018
         841,998       (177,306)           391            (26)        97,419        843,733            351          8,770
              --             --             --             --             --      1,061,242             --             --
      (1,129,851)     1,270,192           (795)           512      2,622,251      3,702,180         18,626         23,251
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (340,150)     1,047,501        788,661        284,275      2,602,282      6,262,774         17,914         38,039
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         868,905        114,338     55,442,953     30,012,696        102,586        727,688         74,720        161,755
        (106,108)       (96,905)      (171,075)      (192,944)      (214,940)      (467,058)        (2,050)        (4,445)
          (8,996)          (455)      (288,112)            --             --             --             --       (107,997)
      (5,373,739)     9,508,412      2,899,975     (4,210,621)        28,272     (4,078,880)            --        135,572
      11,090,178       (327,937)   (52,109,678)    (6,824,941)        28,685         (4,211)            --        104,871
              --        (25,557)            --         (3,383)      (144,432)       (34,354)            --        (38,108)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       6,470,240      9,171,896      5,774,063     18,780,807       (199,829)    (3,856,815)        72,670        251,648
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
            (405)           130            (19)           (24)        (3,276)         1,035            (11)            (8)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       6,129,685     10,219,527      6,562,705     19,065,058      2,399,177      2,406,994         90,573        289,679
      18,893,646      8,674,119     34,467,464     15,402,406     89,986,344     87,579,350        518,764        229,085
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 25,023,331   $ 18,893,646   $ 41,030,169   $ 34,467,464   $ 92,385,521   $ 89,986,344   $    609,337   $    518,764
    ============   ============   ============   ============   ============   ============   ============   ============

            MAINSTAY VP
            HIGH YIELD                    MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
         CORPORATE BOND--              INCOME & GROWTH--          INTERNATIONAL EQUITY--          LARGE CAP GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $    (22,389)  $    367,858   $     (2,281)  $      9,768   $   (212,278)  $    594,211   $       (754)  $     (2,531)
           6,113         31,611          2,190          1,209        965,103        391,165         16,162        (74,774)
              --             --             --             --             --      2,383,016             --             --
         233,475       (235,343)        22,657          3,622      5,607,494        693,445         (5,950)        93,685
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         217,199        164,126         22,566         14,599      6,360,319      4,061,837          9,458         16,380
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,358,942      1,870,451         49,247        454,406      1,383,818      2,349,646          2,296         58,225
         (84,512)      (149,929)        (6,761)        (8,255)      (743,652)    (1,320,379)        (5,817)       (15,782)
            (261)          (383)        (4,464)            --        (23,997)      (130,532)      (203,162)      (105,596)
         236,917        604,861            644          4,961       (125,446)     1,230,363          1,558           (190)
         210,838         17,139             --        418,594      1,764,775         12,929             --        104,871
              --             --             --             --        (78,149)       (72,802)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,721,924      2,342,139         38,666        869,706      2,177,349      2,069,225       (205,125)        41,528
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
            (200)           (71)            --             --        (11,176)           539            (33)            18
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,938,923      2,506,194         61,232        884,305      8,526,492      6,131,601       (195,700)        57,926
       6,871,881      4,365,687        937,566         53,261     59,937,638     53,806,037        374,282        316,356
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  8,810,804   $  6,871,881   $    998,798   $    937,566   $ 68,464,130   $ 59,937,638   $    178,582   $    374,282
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
and the year ended December 31, 2005
(Unaudited)

                                                                  MAINSTAY VP                   MAINSTAY VP
                                                                MID CAP CORE--               MID CAP GROWTH--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2006           2005           2006           2005
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $    (63,319)  $    125,248   $     (1,720)  $       (739)
    Net realized gain (loss) on investments.............        61,844        104,195         13,134          9,643
    Realized gain distribution received.................            --      4,044,267             --            209
    Change in unrealized appreciation (depreciation) on
      investments.......................................     2,262,042      1,608,860        260,402         42,911
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................     2,260,567      5,882,570        271,816         52,024
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................        35,873          9,504        161,663        107,694
    Cost of insurance...................................      (112,903)      (176,609)        (8,169)        (4,973)
    Policyowners' surrenders............................          (629)        (2,070)        (1,150)            --
    Net transfers from (to) Fixed Account...............     2,858,120       (304,076)     4,008,860        165,859
    Transfers between Investment Divisions..............     5,286,678         38,797      3,276,999          2,128
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............     8,067,139       (434,454)     7,438,203        270,708
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................        (2,489)          (675)            --             --
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............    10,325,217      5,447,441      7,710,019        322,732
NET ASSETS:
    Beginning of period.................................    43,494,901     38,047,460        466,253        143,521
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $ 53,820,118   $ 43,494,901   $  8,176,272   $    466,253
                                                          ============   ============   ============   ============

                                                                  MAINSTAY VP                 ALGER AMERICAN
                                                                    VALUE--                 LEVERAGED ALLCAP--
                                                                 INITIAL CLASS                CLASS O SHARES
                                                          ---------------------------   ---------------------------
                                                              2006           2005           2006           2005
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $   (186,576)  $  1,272,924   $        (56)  $        (77)
    Net realized gain (loss) on investments.............       222,051        425,309          3,376          4,213
    Realized gain distribution received.................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................     8,359,730      6,069,743          3,038            712
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................     8,395,205      7,767,976          6,358          4,848
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................       166,536        493,266         14,362         48,470
    Cost of insurance...................................      (355,430)      (630,645)          (296)          (385)
    Policyowners' surrenders............................          (333)            --           (942)             3
    Net transfers from (to) Fixed Account...............     1,278,367       (803,283)        54,804        (34,716)
    Transfers between Investment Divisions..............     8,532,026        (67,376)        46,347         (4,255)
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............     9,621,166     (1,008,038)       114,275          9,117
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................        (6,532)         1,054             --             --
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............    18,009,839      6,760,992        120,633         13,965
NET ASSETS:
    Beginning of period.................................   136,837,033    130,076,041         26,507         12,542
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $154,846,872   $136,837,033   $    147,140   $     26,507
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period March 2005 (Commencement of Investments) through December 2005.
(b) For the period May 2005 (Commencement of Investments) through December 2005.
(c) For the period September 2005 (Commencement of Investments) through December 2005.
(d) For the period November 2005 (Commencement of Investments) through December 2005.
(e)  For the period December 2005 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
          MID CAP VALUE--             S&P 500(R) INDEX--            SMALL CAP GROWTH--              TOTAL RETURN--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $    (75,140)  $    296,620   $   (468,635)  $    720,969   $       (633)  $       (117)  $     (6,295)  $     17,300
          33,711         44,744         53,496       (499,116)         3,945          2,703        147,975        (14,605)
              --      2,608,661             --             --             --            593             --             --
       2,749,028         17,058      3,485,895      5,221,670        166,294           (415)      (101,647)        89,220
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,707,599      2,967,083      3,070,756      5,443,523        169,606          2,764         40,033         91,915
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          67,670         96,927      1,645,404      6,342,477          8,690         92,350        215,114        200,468
        (139,626)      (256,992)    (1,565,441)    (3,026,783)        (1,912)          (734)       (11,540)       (37,174)
            (267)          (722)      (104,564)      (192,828)          (762)           (70)            --             --
         (30,785)        71,483      3,923,135     (4,498,125)     2,829,779        (65,948)        98,036        263,802
           3,884             --             --        184,822      2,563,006             --             --         11,029
              --             --       (282,093)      (164,185)            --             --        (40,057)           345
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (99,124)       (89,304)     3,616,441     (1,354,622)     5,398,801         25,598        261,553        438,470
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (2,850)           879        (10,247)         5,274             --             --           (107)             1
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,605,625      2,878,658      6,676,950      4,094,175      5,568,407         28,362        301,479        530,386
      57,558,791     54,680,133    135,732,704    131,638,529         34,453          6,091      1,891,029      1,360,643
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 60,164,416   $ 57,558,791   $142,409,654   $135,732,704   $  5,602,860   $     34,453   $  2,192,508   $  1,891,029
    ============   ============   ============   ============   ============   ============   ============   ============

          ALGER AMERICAN                   AMERICAN
      SMALL CAPITALIZATION--         CENTURY(R) VP VALUE--         BARON CAPITAL ASSET--                CALVERT
          CLASS O SHARES                   CLASS II                  INSURANCE SHARES               SOCIAL BALANCED
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006         2005(E)          2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $       (905)  $     (1,193)  $      3,239   $        827   $       (322)  $         --   $     (1,116)  $      9,645
          28,148        107,305         (2,781)        (1,309)        20,570             --         50,033         38,366
              --             --         26,264         18,933             --             --             --             --
          (4,794)       (68,058)       (18,673)        (5,719)        (4,810)           457        (31,796)        14,651
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          22,449         38,054          8,049         12,732         15,438            457         17,121         62,662
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         242,572        143,157        118,569        100,580          1,024             --         91,349        529,974
          (5,282)        (5,567)        (3,296)        (4,986)        (1,527)            --         (2,487)       (15,107)
            (365)      (118,427)        (1,075)        (1,491)          (328)            --         (7,529)      (773,021)
         410,790        (28,729)        10,314        (32,634)       135,885        127,300       (946,151)       (81,989)
         488,036       (223,158)        67,532         56,455          4,854             --             --        740,480
              --           (581)            --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,135,751       (233,305)       192,044        117,924        139,908        127,300       (864,818)       400,337
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              (5)            10             (4)            --             --             --             --            (21)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,158,195       (195,241)       200,089        130,656        155,346        127,757       (847,697)       462,978
         208,691        403,932        242,833        112,177        127,757             --        872,296        409,318
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  1,366,886   $    208,691   $    442,922   $    242,833   $    283,103   $    127,757   $     24,599   $    872,296
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
and the year ended December 31, 2005
(Unaudited)

                                                                                                DREYFUS IP
                                                                     DAVIS                  TECHNOLOGY GROWTH--
                                                                VALUE PORTFOLIO               INITIAL SHARES
                                                          ---------------------------   ---------------------------
                                                              2006         2005(E)          2006           2005
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $       (549)  $      1,904   $       (802)  $     (1,307)
    Net realized gain (loss) on investments.............        (1,900)            --          8,478          2,774
    Realized gain distribution received.................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................         9,574         (4,820)       (20,985)        26,907
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................         7,125         (2,916)       (13,309)        28,374
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................        69,444             --          7,710         89,630
    Cost of insurance...................................        (3,566)            --         (2,556)        (4,456)
    Policyowners' surrenders............................            --             --           (234)            --
    Net transfers from (to) Fixed Account...............        (6,653)            --         54,081        (63,380)
    Transfers between Investment Divisions..............            --        203,000         (2,892)       153,394
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............        59,225        203,000         56,109        175,188
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            (3)            --              1             (1)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............        66,347        200,084         42,801        203,561
NET ASSETS:
    Beginning of period.................................       200,084             --        336,137        132,576
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $    266,431   $    200,084   $    378,938   $    336,137
                                                          ============   ============   ============   ============

                                                                FIDELITY(R) VIP               FIDELITY(R) VIP
                                                                EQUITY INCOME--          FREEDOM 2010 PORTFOLIO--
                                                                 INITIAL CLASS                INITIAL SHARES
                                                          ---------------------------   ---------------------------
                                                              2006           2005           2006         2005(E)
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     90,169   $     40,800   $       (264)  $      1,081
    Net realized gain (loss) on investments.............        80,020         26,380          2,065             --
    Realized gain distribution received.................       321,607        141,663             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................      (174,907)        66,269          3,125           (614)
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................       316,889        275,112          4,926            467
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................       880,340      1,336,625             --        220,433
    Cost of insurance...................................       (51,618)       (91,023)        (2,551)            --
    Policyowners' surrenders............................        (3,655)        (6,389)            --             --
    Net transfers from (to) Fixed Account...............      (526,236)       672,091        (16,647)            --
    Transfers between Investment Divisions..............       899,136        (37,586)            --             --
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............     1,197,967      1,873,718        (19,198)       220,433
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................          (272)            51             --             --
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............     1,514,584      2,148,881        (14,272)       220,900
NET ASSETS:
    Beginning of period.................................     5,806,868      3,657,987        220,900             --
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $  7,321,452   $  5,806,868   $    206,628   $    220,900
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period March 2005 (Commencement of Investments) through December 2005.
(b) For the period May 2005 (Commencement of Investments) through December 2005.
(c) For the period September 2005 (Commencement of Investments) through December 2005.
(d) For the period November 2005 (Commencement of Investments) through December 2005.
(e)  For the period December 2005 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

            DREYFUS VIF              DREYFUS VIF                   DWS                     FIDELITY(R) VIP
       DEVELOPING LEADERS--       EMERGING LEADERS--      SMALL CAP INDEX VIP--            CONTRAFUND(R)--
          INITIAL SHARES            INITIAL SHARES           CLASS A SHARES                 INITIAL CLASS
    ---------------------------   ------------------   ---------------------------   ---------------------------
        2006           2005              2006              2006           2005           2006           2005
    ------------------------------------------------------------------------------------------------------------
    $        851   $       (785)     $         (8)     $     50,296   $     21,719   $     23,683   $     (3,834)
          (4,624)         1,524            (1,134)          195,843        144,949        557,908         73,994
          29,484             --               813           481,851        187,454         68,038            595
         (43,669)        20,303                --            77,744         19,690       (408,781)       630,641
    ------------   ------------      ------------      ------------   ------------   ------------   ------------
         (17,958)        21,042              (329)          805,734        373,812        240,848        701,396
    ------------   ------------      ------------      ------------   ------------   ------------   ------------
          85,932        102,286             1,025           424,865      1,031,110        899,231      1,361,219
          (3,753)        (7,080)              (30)          (35,140)       (42,812)       (79,154)       (93,817)
          (5,288)          (931)             (314)               --         (3,975)      (318,423)       (22,011)
          12,783         20,770            (5,206)        4,867,433      1,728,352      1,074,256        914,912
         (34,306)        (4,470)            4,854         7,820,282        178,761        986,604        807,606
              --           (568)               --                --         (3,483)            --           (495)
    ------------   ------------      ------------      ------------   ------------   ------------   ------------
          55,368        110,007               329        13,077,440      2,887,953      2,562,514      2,967,414
    ------------   ------------      ------------      ------------   ------------   ------------   ------------
             (10)             5                --               (16)            (1)          (203)           (94)
    ------------   ------------      ------------      ------------   ------------   ------------   ------------
          37,400        131,054                --        13,883,158      3,261,764      2,803,159      3,668,716
         331,132        200,078                --         9,157,709      5,895,945      6,224,153      2,555,437
    ------------   ------------      ------------      ------------   ------------   ------------   ------------
    $    368,532   $    331,132      $         --      $ 23,040,867   $  9,157,709   $  9,027,312   $  6,224,153
    ============   ============      ============      ============   ============   ============   ============

                                                                                                    FIDELITY(R) VIP
          FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP                 INVESTMENT
     FREEDOM 2020 PORTFOLIO--              GROWTH--                     INDEX 500--                  GRADE BOND--
          INITIAL SHARES                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006         2005(E)          2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $       (165)  $        475   $      9,169   $        595   $    264,730   $     74,929   $     90,096   $     37,551
              45             --        315,551         18,020        165,137         65,299        (12,398)       (10,599)
              --             --             --             --             --             --          5,648         25,436
            (991)          (521)      (279,103)       214,684        (33,345)       517,985       (104,638)       (14,816)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (1,111)           (46)        45,617        233,299        396,522        658,213        (21,292)        37,572
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --         82,662        485,604      1,476,571      4,145,903      7,303,982        493,849        673,342
          (1,455)            --        (13,444)       (30,149)      (158,241)      (226,202)       (24,977)       (31,136)
              --             --             --           (671)        (3,167)        (8,484)          (775)       (16,661)
         126,735             --     (2,123,174)       373,028        305,128      1,330,138        (32,278)       319,590
              --             --             --         (5,559)       909,275      1,201,225         85,513        321,703
              --             --             --             --             --           (566)            --         (3,341)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         125,280         82,662     (1,651,014)     1,813,220      5,198,898      9,600,093        521,332      1,263,497
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --             (9)             3            (31)             9              4             (7)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         124,169         82,616      1,605,406      2,046,522      5,595,389     10,258,315        500,044      1,301,062
          82,616             --      3,952,044      1,905,522     16,626,031      6,367,716      2,341,254      1,040,192
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    206,785   $     82,616   $  2,346,638   $  3,952,044   $ 22,221,420   $ 16,626,031   $  2,841,298   $  2,341,254
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
and the year ended December 31, 2005
(Unaudited)

                                                                FIDELITY(R) VIP               FIDELITY(R) VIP
                                                                   MID-CAP--                    OVERSEAS--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2006           2005           2006           2005
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     14,020   $    (27,369)  $     29,320   $     (1,481)
    Net realized gain (loss) on investments.............       107,585        257,535        203,077         33,973
    Realized gain distribution received.................     1,418,610         90,375         29,092          4,048
    Change in unrealized appreciation (depreciation) on
      investments.......................................      (937,372)     1,124,135       (238,951)       542,300
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................       602,843      1,444,676         22,538        578,840
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................     2,110,496      2,681,799      1,847,740      2,070,464
    Cost of insurance...................................       (86,221)      (103,802)       (49,815)       (34,667)
    Policyowners' surrenders............................        (2,699)        (1,351)            --             --
    Net transfers from (to) Fixed Account...............     2,111,843      1,513,327      2,338,278        148,804
    Transfers between Investment Divisions..............        63,413        303,538         22,494        826,210
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............     4,196,832      4,393,511      4,158,697      3,010,811
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................           (60)           (22)            (8)            (6)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............     4,799,615      5,838,165      4,181,227      3,589,645
NET ASSETS:
    Beginning of period.................................    10,651,589      4,813,424      4,294,308        704,663
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $ 15,451,204   $ 10,651,589   $  8,475,535   $  4,294,308
                                                          ============   ============   ============   ============

                                                                  JANUS ASPEN
                                                                    SERIES                   LAZARD RETIREMENT
                                                              WORLDWIDE GROWTH--           INTERNATIONAL EQUITY
                                                             INSTITUTIONAL SHARES                PORTFOLIO
                                                          ---------------------------   ---------------------------
                                                              2006           2005           2006         2005(A)
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $      7,717   $      8,645   $     (1,396)  $         80
    Net realized gain (loss) on investments.............        45,238        (26,593)           271            (11)
    Realized gain distribution received.................            --             --             --            162
    Change in unrealized appreciation (depreciation) on
      investments.......................................       (39,538)        65,234        (74,616)         1,714
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................        13,417         47,286        (75,741)         1,945
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................       137,581        265,319         81,745         15,988
    Cost of insurance...................................       (11,974)       (24,369)        (6,694)          (410)
    Policyowners' surrenders............................       (92,128)          (615)           (57)          (513)
    Net transfers from (to) Fixed Account...............      (117,794)       115,260      1,892,029          9,366
    Transfers between Investment Divisions..............          (701)      (278,479)            --             --
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............       (85,016)        77,116      1,967,023         24,431
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................           (23)            24             --             --
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............       (71,622)       124,426      1,891,282         26,376
NET ASSETS:
    Beginning of period.................................       839,007        714,581         26,376             --
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $    767,385   $    839,007   $  1,917,658   $     26,376
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period March 2005 (Commencement of Investments) through December 2005.
(b) For the period May 2005 (Commencement of Investments) through December 2005.
(c) For the period September 2005 (Commencement of Investments) through December 2005.
(d) For the period November 2005 (Commencement of Investments) through December 2005.
(e)  For the period December 2005 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                          JANUS ASPEN                                                 JANUS ASPEN
       FIDELITY(R) VIP VALUE                SERIES                      JANUS ASPEN                     SERIES
           STRATEGIES--                   BALANCED--                  SERIES FORTY--               MID CAP GROWTH--
          SERVICE CLASS 2            INSTITUTIONAL SHARES          INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006         2005(C)          2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $        (55)  $       (246)  $    123,721   $    225,951   $      2,305   $        193   $     (7,973)  $     (5,517)
             218            553        175,215        230,276         10,051             12        101,143         10,073
          27,504            905             --             --             --             --             --             --
         (24,997)         4,851        (96,679)       510,298        (82,362)         3,571        (17,699)       237,121
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           2,670          6,063        202,257        966,525        (70,006)         3,776         75,471        241,677
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          35,096         64,256        429,593        790,409        485,034        193,728        367,465      1,564,589
          (1,503)        (1,737)      (210,172)      (391,439)        (8,008)          (730)       (20,991)       (22,343)
          (3,086)        (2,527)      (290,218)          (659)            --             --             --             --
          45,945         30,412        302,912         54,597      2,146,794        110,151        167,422        329,582
              --          5,955         23,171       (522,881)         4,733             --        752,083        636,653
              --             --             --             --             --             --             --           (587)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          76,452         96,359        255,286        (69,973)     2,628,553        303,149      1,265,979      2,507,894
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --           (862)          (216)            --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          79,122        102,422        456,681        896,336      2,558,547        306,925      1,341,450      2,749,571
         129,262         26,840     14,262,324     13,365,988        306,925             --      3,387,906        638,335
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    208,384   $    129,262   $ 14,719,005   $ 14,262,324   $  2,865,472   $    306,925   $  4,729,356   $  3,387,906
    ============   ============   ============   ============   ============   ============   ============   ============

            LORD ABBETT                     MFS(R)                        MFS(R)
           SERIES FUND--                   INVESTORS                   NEW DISCOVERY                    MFS(R)
           MID-CAP VALUE                TRUST SERIES--                   SERIES--                 UTILITIES SERIES--
             PORTFOLIO                   INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $    (19,733)  $     17,291   $        664   $        502   $     (1,149)  $     (1,757)  $      1,091   $        (25)
         226,907        214,070            653          1,103         76,047         13,572            630            133
              --        523,295             --             --          8,985             --          2,203             --
        (201,469)      (189,675)          (434)        10,027        (57,219)        26,340          5,125          1,311
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           5,705        564,981            883         11,632         26,664         38,155          9,049          1,419
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,636,575      3,347,097             --             --        157,925        222,612         15,385         13,483
         (89,580)      (148,685)        (2,036)        (4,558)        (2,223)        (4,364)          (604)          (307)
          (2,447)       (11,530)            --             --             --            (68)          (829)          (920)
        (978,529)      (611,438)            --             --       (281,553)        21,687        104,822         10,128
         456,051             --             --             --             --          2,964        148,378             --
              --        (11,712)            --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,022,070      2,563,732         (2,036)        (4,558)      (125,851)       242,831        267,152         22,384
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             (19)             9             (4)            (2)            --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,027,756      3,128,722         (1,157)         7,072        (99,187)       280,986        276,201         23,803
       9,168,628      6,039,906        175,991        168,919        596,242        315,256         23,803             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 10,196,384   $  9,168,628   $    174,834   $    175,991   $    497,055   $    596,242   $    300,004   $     23,803
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
and the year ended December 31, 2005
(Unaudited)

                                                              MORGAN STANLEY UIF            MORGAN STANLEY UIF
                                                               EMERGING MARKETS              EMERGING MARKETS
                                                                 DEBT--CLASS I                EQUITY--CLASS I
                                                          ---------------------------   ---------------------------
                                                              2006           2005           2006           2005
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $       (153)  $      2,953   $     (4,605)  $        336
    Net realized gain (loss) on investments.............         1,029           (234)        33,893         57,076
    Realized gain distribution received.................            --            654             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................        (4,562)         3,486         64,832        289,191
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................        (3,686)         6,859         94,120        346,603
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................        56,140         10,035        531,265        678,038
    Cost of insurance...................................        (1,496)          (677)       (11,670)       (15,653)
    Policyowners' surrenders............................          (348)            --         (1,974)      (262,081)
    Net transfers from (to) Fixed Account...............        36,895         54,318        188,722         61,337
    Transfers between Investment Divisions..............            --          8,624         36,092        235,712
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............        91,191         72,300        742,435        697,353
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            --             (2)           (18)           (41)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............        87,505         79,157        836,537      1,043,915
NET ASSETS:
    Beginning of period.................................        79,590            433      1,553,977        510,062
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $    167,095   $     79,590   $  2,390,514   $  1,553,977
                                                          ============   ============   ============   ============

                                                                     ROYCE                         ROYCE
                                                                   MICRO-CAP                     SMALL-CAP
                                                                   PORTFOLIO                     PORTFOLIO
                                                          ---------------------------   ---------------------------
                                                              2006           2005           2006         2005(D)
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     (1,797)  $      2,460   $       (624)  $        (27)
    Net realized gain (loss) on investments.............        65,404           (701)         7,379              1
    Realized gain distribution received.................            --         12,282             --          1,710
    Change in unrealized appreciation (depreciation) on
      investments.......................................        25,335         70,495        (26,474)           638
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................        88,942         84,536        (19,719)         2,322
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................       104,580        114,313        317,468             --
    Cost of insurance...................................        (8,467)       (10,115)        (5,218)           (30)
    Policyowners' surrenders............................        (1,244)          (478)            (6)            --
    Net transfers from (to) Fixed Account...............      (148,647)       310,688        339,123        185,191
    Transfers between Investment Divisions..............            --          4,363        110,443             --
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............       (53,778)       418,771        761,810        185,161
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................           (17)            (5)            --             --
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............        35,147        503,302        742,091        187,483
NET ASSETS:
    Beginning of period.................................       798,026        294,724        187,483             --
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $    833,173   $    798,026   $    929,574   $    187,483
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period March 2005 (Commencement of Investments) through December 2005.
(b) For the period May 2005 (Commencement of Investments) through December 2005.
(c) For the period September 2005 (Commencement of Investments) through December 2005.
(d) For the period November 2005 (Commencement of Investments) through December 2005.
(e)  For the period December 2005 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                             PIMCO                      PIMCO REAL                    PIMCO TOTAL
        MORGAN STANLEY UIF              LOW DURATION--                   RETURN--                      RETURN--
        U.S. REAL ESTATE--              ADMINISTRATIVE                ADMINISTRATIVE                ADMINISTRATIVE
              CLASS I                    CLASS SHARES                  CLASS SHARES                  CLASS SHARES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $     (7,479)  $     21,598   $      5,995   $      6,405   $     30,175   $     27,061   $    191,270   $    182,039
         264,737        246,374        (10,746)          (110)       (18,661)          (396)       (83,740)       (10,318)
              --         66,074             --            765             --         14,971             --        132,551
         238,156         80,835          5,508         (5,257)       (32,036)       (33,847)      (202,102)      (218,654)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         495,414        414,881            757          1,803        (20,522)         7,789        (94,572)        85,618
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         390,595      1,181,102          9,513          2,127        703,000      1,198,758      2,651,798      4,232,903
         (19,041)       (27,187)        (5,439)        (5,696)       (16,322)       (22,003)       (82,029)      (116,878)
          (8,994)        (6,636)            --           (557)            --             --             --         (1,813)
        (276,105)       177,873       (191,200)         9,163        (78,074)        82,553       (404,524)       300,689
         297,668       (275,594)            --         78,878        311,321          4,363        475,727      1,078,193
              --         (3,137)            --             --             --             --             --         (5,037)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         384,123      1,046,421       (187,126)        83,915        919,925      1,263,671      2,640,972      5,488,057
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             (56)           (34)            --             (1)             1             (1)             1             (1)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         879,481      1,461,268       (186,369)        85,717        899,404      1,271,459      2,546,401      5,573,674
       3,221,758      1,760,490        286,242        200,525      1,373,653        102,194      8,600,749      3,027,075
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  4,101,239   $  3,221,758   $     99,873   $    286,242   $  2,273,057   $  1,373,653   $ 11,147,150   $  8,600,749
    ============   ============   ============   ============   ============   ============   ============   ============

        SCUDDER VIT EAFE(R)              T. ROWE PRICE                 T. ROWE PRICE                 T. ROWE PRICE
        EQUITY INDEX FUND--            BLUE CHIP GROWTH                EQUITY INCOME                   INDEX 500
          CLASS A SHARES                   PORTFOLIO                     PORTFOLIO                     PORTFOLIO
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006         2005(B)
    ---------------------------------------------------------------------------------------------------------------------
    $         --   $         (1)  $    (13,883)  $    (11,059)  $     81,159   $    121,326   $        601   $        111
              --            177        445,029         15,504        253,724        145,464             62             66
              --             --             --             --         54,474        500,340             --             --
              --           (143)      (495,082)       460,485        169,905       (393,123)        (1,301)           421
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             33        (63,936)       464,930        559,262        374,007           (638)           598
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --      1,261,587      2,809,840      1,788,730      3,801,757         12,929         10,400
              --             (4)       (65,752)      (152,473)      (129,887)      (194,291)        (1,083)          (435)
              --             --             --         (8,594)        (2,179)      (394,951)            --             --
              --             --     (2,959,817)       503,029       (292,011)     1,289,593         69,403         13,220
              --         (1,447)            --             --         31,522        579,636             --             --
              --             --             --        (20,784)            --        (55,992)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --         (1,451)    (1,763,982)     3,131,018      1,396,175      5,025,752         81,249         23,185
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --             (4)             2           (158)            59             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --         (1,418)    (1,827,922)     3,595,950      1,955,279      5,399,818         80,611         23,783
              --          1,418      8,297,691      4,701,741     11,475,755      6,075,937         23,783             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $         --   $         --   $  6,469,769   $  8,297,691   $ 13,431,034   $ 11,475,755   $    104,394   $     23,783
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
and the year ended December 31, 2005
(Unaudited)

                                                                 T. ROWE PRICE                 T. ROWE PRICE
                                                              INTERNATIONAL STOCK            LIMITED-TERM BOND
                                                                   PORTFOLIO                     PORTFOLIO
                                                          ---------------------------   ---------------------------
                                                              2006           2005           2006           2005
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     (1,481)  $      8,636   $      8,677   $     10,214
    Net realized gain (loss) on investments.............        40,769         14,170         (3,119)        (5,679)
    Realized gain distribution received.................            --          2,263             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................        84,722         63,425         (3,136)          (624)
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................       124,010         88,494          2,422          3,911
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................        99,016        111,945         61,174        102,423
    Cost of insurance...................................        (8,972)       (13,673)        (6,563)        (7,119)
    Policyowners' surrenders............................            --           (359)          (431)        (2,644)
    Net transfers from (to) Fixed Account...............       434,025         28,928         (4,066)       118,915
    Transfers between Investment Divisions..............     1,556,181         66,927             --        (56,790)
    Policyowners' death benefits........................            --             --             --         (3,361)
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............     2,080,250        193,768         50,114        151,424
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................           (16)           (10)            --             (1)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............     2,204,244        282,252         52,536        155,334
NET ASSETS:
    Beginning of period.................................       649,499        367,247        418,556        263,222
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $  2,853,743   $    649,499   $    471,092   $    418,556
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period March 2005 (Commencement of Investments) through December 2005.
(b) For the period May 2005 (Commencement of Investments) through December 2005.
(c) For the period September 2005 (Commencement of Investments) through December 2005.
(d) For the period November 2005 (Commencement of Investments) through December 2005.
(e)  For the period December 2005 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                          VAN ECK
           T. ROWE PRICE                 T. ROWE PRICE                   WORLDWIDE
        NEW AMERICA GROWTH        PERSONAL STRATEGY BALANCED         ABSOLUTE RETURN--
             PORTFOLIO                     PORTFOLIO               INITIAL CLASS SHARES
    ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------
    $       (990)  $       (552)  $    109,399   $     97,382   $       (206)  $       (222)
          10,562          3,456        195,743         41,087             33            (26)
              --             --         46,472         64,965            525             --
         (35,453)        15,905       (253,788)       203,506          3,144             28
    ------------   ------------   ------------   ------------   ------------   ------------
         (25,881)        18,809         97,826        406,940          3,496           (220)
    ------------   ------------   ------------   ------------   ------------   ------------
          74,401        301,434      1,428,737      2,168,618          8,572         38,629
          (7,198)        (4,957)       (56,135)       (68,712)          (285)          (383)
            (710)          (998)          (163)           (23)          (447)           (11)
         369,289        150,782      1,319,905         59,809          1,859         31,967
              --         10,468      3,839,654         43,108             --         (4,260)
              --             --             --         (4,094)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------
         435,782        456,729      6,531,998      2,198,706          9,699         65,942
    ------------   ------------   ------------   ------------   ------------   ------------
              (1)            (2)            --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------
         409,900        475,536      6,629,824      2,605,646         13,195         65,722
         524,247         48,711      7,790,157      5,184,511         75,101          9,379
    ------------   ------------   ------------   ------------   ------------   ------------
    $    934,147   $    524,247   $ 14,419,981   $  7,790,157   $     88,296   $     75,101
    ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I ("CSVUL Separate Account-I") was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation
("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds Corporate Sponsored Variable Universal Life policies (CSVUL) ("Series 1 policies"), CorpExec VUL II policies (CESVUL2) ("Series 2 policies"), CorpExec VUL III policies (CESVUL3) ("Series 3 policies") and CorpExec VUL IV policies (CESVUL4) ("Series 3 policies"). The policies are designed for Group or Sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC, NYLIFE Distributors LLC is a wholly owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), which is a wholly owned subsidiary of New York Life Insurance Company. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.
  The assets of CSVUL Separate Account-I, which are in the accumulation phase, are invested in the shares of the MainStay VP Series Fund, Inc., the A I M Advisors, Inc., the Alger American Fund, the American Century(R) Variable Portfolios, Inc., the BAMCO, Inc., the Calvert Variable Series, Inc., the Davis Selected Advisors, L.P., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, Lazard Asset Management LLC, the Lord Abbett Series Fund, Inc., the MFS(R) Variable Insurance Trust(SM), Pacific Investment Management Company LLC, the Universal Institutional Funds, Inc., DWS Investments VIT Funds, Royce and Associates, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., and the Van Eck Associates Corporation (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.
  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation and Lord Abbett & Company, to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc. Effective July 3, 2006, Institutional Capital LLC became an interim sub-adviser, having replaced the Dreyfus Corporation.
  The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

Mainstay VP Basic Value
Mainstay VP Bond
Mainstay VP Capital Appreciation
Mainstay VP Cash Management
Mainstay VP Common Stock
Mainstay VP Convertible
Mainstay VP Floating Rate
Mainstay VP Government
Mainstay VP High Yield Corporate Bond
Mainstay VP Income and Growth
Mainstay VP International Equity
Mainstay VP Large Cap Growth (formerly known as Mainstay VP Growth)
Mainstay VP Mid Cap Core
Mainstay VP Mid Cap Growth
Mainstay VP Mid Cap Value
Mainstay VP S&P 500(R) Index
Mainstay VP Small Cap Growth
Mainstay VP Total Return
Mainstay VP Value
A I M V.I. Real Estate Fund--Series I Shares
A I M V.I. International Growth Fund--Series I Shares
Alger American Leveraged AllCap--Class O Shares
Alger American Small Capitalization--Class O Shares
American Century(R) VP Value--Class II
Baron Capital Assets
Calvert Social Balanced
Davis Value Portfolio
Dreyfus IP Technology Growth--Initial Shares
Dreyfus VIF Developing Leaders--Initial Shares
Dreyfus VIF Emerging Leaders--Initial Shares
DWS Small Cap Index VIP--Class A Shares (formerly known as Scudder VIT Small Cap Index Fund--Class A Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Freedom 2010 Portfolio--Initial Shares
Fidelity(R) VIP Freedom 2020 Portfolio--Initial Shares
Fidelity(R) VIP Freedom 2030 Portfolio--Initial Shares
Fidelity(R) VIP Growth--Initial Class
Fidelity(R) VIP Index 500--Initial Class
Fidelity(R) VIP Investment Grade Bond--Initial Class
Fidelity(R) VIP Mid-Cap--Initial Class
Fidelity(R) VIP Overseas--Initial Class
Fidelity(R) VIP Value Strategies--Service Class 2
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Forty--Institutional Shares
Janus Aspen Series Mid Cap Growth--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
Lazard Retirement International Equity Portfolio
Lord Abbett Series Fund--Mid-Cap Value Portfolio
MFS(R) Investors Trust Series--Initial Class
MFS(R) New Discovery Series--Initial Class
MFS(R) Utilities Series--Initial Class
Morgan Stanley UIF Emerging Markets Debt--Class I
Morgan Stanley UIF Emerging Markets Equity--Class I
Morgan Stanley UIF U.S. Real Estate--Class I
PIMCO Low Duration--Administrative Class Shares
PIMCO Real Return--Administrative Class Shares
PIMCO Total Return--Administrative Class Shares
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Index 500 Portfolio
T. Rowe Price International Stock Portfolio
T. Rowe Price Limited-Term Bond Portfolio

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

T. Rowe Price New America Growth Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio and
Van Eck Worldwide Absolute Return--Initial Class Shares

  Not all Investment Divisions are available on all policies. No new investments may be added to the MFS(R) Investors Trust Series--Initial Class.

  All investments into the MainStay VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

  At the close of the financial reporting period, there have been no investments in the following investment divisions: A I M V.I. International Growth Fund--Class I Shares, A I M V.I. Real Estate Fund--Series I Shares, and Fidelity(R) VIP Freedom Series 2030 Portfolio--Initial Shares.

  Initial premium payments received are allocated to NYLIAC's General Account until 20 days (10 days in New York) after the policy delivery date. Thereafter, premium payments are allocated to the Investment Divisions of CSVUL Separate Account-I in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of CSVUL Separate Account-I and the Fixed Account of NYLIAC.

  No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

NOTE 2--Investments (in 000's)
--------------------------------------------------------------------------------

At June 30, 2006, the investments of CSVUL Separate Account-I are as follows:


                                                                              MAINSTAY VP
                                          MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                                         BASIC VALUE--        BOND--        APPRECIATION--         CASH
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                        ---------------------------------------------------------------------
Number of shares......................           35               490             1,082            40,818
Identified cost.......................     $    366          $  6,553          $ 24,990          $ 40,818


                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           LARGE CAP          MID CAP           MID-CAP           MID-CAP
                                           GROWTH--           CORE--           GROWTH--           VALUE--
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                        ---------------------------------------------------------------------
Number of shares......................           15             3,730               564             4,658
Identified cost.......................     $    163          $ 45,025          $  7,864          $ 51,806

  Investment activity for the six months ended June 30, 2006, was as follows:


                                                                              MAINSTAY VP
                                          MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                                         BASIC VALUE--        BOND--        APPRECIATION--         CASH
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                        ---------------------------------------------------------------------
Purchases.............................     $     20          $  1,525          $ 18,373          $ 91,622
Proceeds from sales...................          338             2,707            11,954            85,135


                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           LARGE CAP          MID CAP           MID-CAP           MID-CAP
                                           GROWTH--           CORE--           GROWTH--           VALUE--
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                        ---------------------------------------------------------------------
Purchases.............................     $      4          $  8,420          $  7,514          $    134
Proceeds from sales...................          210               415                78               306

Not all Investment Divisions available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                     MAINSTAY VP
     MAINSTAY VP                     MAINSTAY VP                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP
       COMMON        MAINSTAY VP      FLOATING       MAINSTAY VP      CORPORATE       INCOME &      INTERNATIONAL
       STOCK--      CONVERTIBLE--      RATE--       GOVERNMENT--       BOND--         GROWTH--        EQUITY--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
    -------------------------------------------------------------------------------------------------------------
          4,151             50               17            143              890              82           4,297
       $ 77,947       $    556         $    165       $  1,524         $  8,240        $    967        $ 55,921

                                                                         ALGER             ALGER
     MAINSTAY VP     MAINSTAY VP                                        AMERICAN          AMERICAN         AMERICAN
       S&P 500        SMALL-CAP      MAINSTAY VP      MAINSTAY VP      LEVERAGED           SMALL         CENTURY(R) VP
       INDEX--        GROWTH--      TOTAL RETURN--      VALUE--         ALLCAP--      CAPITALIZATION--      VALUE--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS   CLASS O SHARES    CLASS O SHARES      CLASS II
    ------------------------------------------------------------------------------------------------------------------
          5,505             474              124           8,434               4                 53               58
       $144,287        $  5,437         $  2,145        $130,119        $    142           $  1,355         $    459

                                                                     MAINSTAY VP
     MAINSTAY VP                     MAINSTAY VP                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP
       COMMON        MAINSTAY VP      FLOATING       MAINSTAY VP      CORPORATE       INCOME &      INTERNATIONAL
       STOCK--      CONVERTIBLE--      RATE--       GOVERNMENT--       BOND--         GROWTH--        EQUITY--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
    -------------------------------------------------------------------------------------------------------------
       $    370       $     74         $    174       $    255         $  2,125        $     49        $  6,996
            686              3                9             23              425              14           5,048

                                                                         ALGER             ALGER
     MAINSTAY VP     MAINSTAY VP                                        AMERICAN          AMERICAN         AMERICAN
       S&P 500        SMALL-CAP      MAINSTAY VP      MAINSTAY VP      LEVERAGED           SMALL         CENTURY(R) VP
       INDEX--        GROWTH--      TOTAL RETURN--      VALUE--         ALLCAP--      CAPITALIZATION--      VALUE--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS   CLASS O SHARES    CLASS O SHARES      CLASS II
    ------------------------------------------------------------------------------------------------------------------
       $ 13,313        $  5,485         $  1,226        $ 11,222        $    155           $  1,401         $    399
         10,195              87              971           1,785              41                267              178

--------------------------------------------------------------------------------


                                                             BARON CAPITAL                                          DREYFUS IP
                                                                ASSET--           CALVERT                           TECHNOLOGY
                                                               INSURANCE          SOCIAL          DAVIS VALUE        GROWTH--
                                                                SHARES           BALANCED          PORTFOLIO      INITIAL SHARES
                                                            ---------------------------------------------------------------------
Number of shares..........................................            9                13                20                43
Identified cost...........................................     $    287          $     25          $    262          $    373


                                                                                                FIDELITY(R) VIP
                                                            FIDELITY(R) VIP   FIDELITY(R) VIP     INVESTMENT      FIDELITY(R) VIP
                                                               GROWTH--         INDEX 500--      GRADE BOND--        MID-CAP--
                                                             INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                            ---------------------------------------------------------------------
Number of shares..........................................           70               155               234               468
Identified cost...........................................     $  2,252          $ 21,147          $  2,961          $ 14,531


                                                             BARON CAPITAL                                          DREYFUS IP
                                                                ASSET--           CALVERT                           TECHNOLOGY
                                                               INSURANCE          SOCIAL          DAVIS VALUE        GROWTH--
                                                                SHARES           BALANCED          PORTFOLIO      INITIAL SHARES
                                                            ---------------------------------------------------------------------
Purchases.................................................     $    407          $    143          $    291          $    140
Proceeds from sales.......................................          267             1,009               232                84


                                                                                                FIDELITY(R) VIP
                                                            FIDELITY(R) VIP   FIDELITY(R) VIP     INVESTMENT      FIDELITY(R) VIP
                                                               GROWTH--         INDEX 500--      GRADE BOND--        MID-CAP--
                                                             INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                            ---------------------------------------------------------------------
Purchases.................................................     $    681          $  6,603          $    967          $  6,085
Proceeds from sales.......................................        2,320             1,137               349               458

Not all Investment Divisions available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


     DREYFUS VIF      DREYFUS VIF       DWS SMALL                        FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
      DEVELOPING        EMERGING        CAP INDEX      FIDELITY(R) VIP       EQUITY-        FREEDOM 2010      FREEDOM 2020
      LEADERS--        LEADERS--          VIP--        CONTRAFUND(R)--      INCOME--         PORTFOLIO--       PORTFOLIO--
    INITIAL SHARES   INITIAL SHARES   CLASS A SHARES    INITIAL CLASS     INITIAL CLASS    INITIAL SHARES    INITIAL SHARES
    ------------------------------------------------------------------------------------------------------------------------
              9               --            1,559               283               294                19                18
       $    378         $     --         $ 22,774          $  8,415          $  6,989          $    204          $    208

                                                                          JANUS ASPEN     JANUS ASPEN
                      FIDELITY(R) VIP    JANUS ASPEN                        SERIES          SERIES          LAZARD
                           VALUE           SERIES        JANUS ASPEN        MID CAP        WORLDWIDE      RETIREMENT
    FIDELITY(R) VIP    STRATEGIES--      BALANCED--     SERIES FORTY--     GROWTH--        GROWTH--      INTERNATIONAL
      OVERSEAS--          SERVICE       INSTITUTIONAL   INSTITUTIONAL    INSTITUTIONAL   INSTITUTIONAL      EQUITY
     INITIAL CLASS        CLASS 2          SHARES           SHARES          SHARES          SHARES         PORTFOLIO
    ------------------------------------------------------------------------------------------------------------------
             395                17              570              159             105              27             136
        $  8,060          $    226         $ 13,534         $  2,944        $  4,415        $    735        $  1,970


     DREYFUS VIF      DREYFUS VIF       DWS SMALL                        FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
      DEVELOPING        EMERGING        CAP INDEX      FIDELITY(R) VIP       EQUITY-        FREEDOM 2010      FREEDOM 2020
      LEADERS--        LEADERS--          VIP--        CONTRAFUND(R)--      INCOME--         PORTFOLIO--       PORTFOLIO--
    INITIAL SHARES   INITIAL SHARES   CLASS A SHARES    INITIAL CLASS     INITIAL CLASS    INITIAL SHARES    INITIAL SHARES
    ------------------------------------------------------------------------------------------------------------------------
       $    191         $      7         $ 16,540          $  4,708          $  2,418          $     46          $    127
            105                6            2,929             2,071               802                65                 2

                                                                           JANUS ASPEN      JANUS ASPEN
                      FIDELITY(R) VIP    JANUS ASPEN                         SERIES           SERIES          LAZARD
                           VALUE           SERIES        JANUS ASPEN         MID CAP         WORLDWIDE      RETIREMENT
    FIDELITY(R) VIP    STRATEGIES--      BALANCED--     SERIES FORTY--      GROWTH--         GROWTH--      INTERNATIONAL
      OVERSEAS--          SERVICE       INSTITUTIONAL   INSTITUTIONAL    INSTITUTIONAL--   INSTITUTIONAL      EQUITY
     INITIAL CLASS        CLASS 2          SHARES           SHARES           SHARES           SHARES         PORTFOLIO
    --------------------------------------------------------------------------------------------------------------------
        $  5,129          $    108         $  1,125         $  2,997        $  1,589          $    184        $  1,948
             932                 4              746              366             332               261               3

--------------------------------------------------------------------------------


                                                             LORD ABBETT                            MFS(R)            MFS(R)
                                                            SERIES FUND--    MFS(R) INVESTORS    NEW DISCOVERY       UTILITIES
                                                            MID-CAP VALUE     TRUST SERIES--       SERIES--          SERIES--
                                                              PORTFOLIO       INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
                                                           ----------------------------------------------------------------------
Number of shares.........................................          477                  9                32                12
Identified cost..........................................     $  9,795           $    143          $    487          $    293


                                                                                SCUDDER VIT      T. ROWE PRICE
                                                                 ROYCE        EAFE(R) EQUITY       BLUE CHIP       T. ROWE PRICE
                                                               SMALL-CAP       INDEX FUND--         GROWTH         EQUITY INCOME
                                                               PORTFOLIO      CLASS A SHARES       PORTFOLIO         PORTFOLIO
                                                            ---------------------------------------------------------------------
Number of shares..........................................           92                --               674               591
Identified cost...........................................     $    955          $     --          $  6,101          $ 12,999


                                                             LORD ABBETT                            MFS(R)            MFS(R)
                                                            SERIES FUND--    MFS(R) INVESTORS    NEW DISCOVERY       UTILITIES
                                                            MID-CAP VALUE     TRUST SERIES--       SERIES--          SERIES--
                                                              PORTFOLIO       INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
                                                           ----------------------------------------------------------------------
Purchases................................................     $  2,359           $      1          $    290          $    305
Proceeds from sales......................................        1,422                  2               406                35


                                                                                SCUDDER VIT      T. ROWE PRICE
                                                                 ROYCE        EAFE(R) EQUITY       BLUE CHIP       T. ROWE PRICE
                                                               SMALL-CAP       INDEX FUND--         GROWTH         EQUITY INCOME
                                                               PORTFOLIO      CLASS A SHARES       PORTFOLIO         PORTFOLIO
                                                            ---------------------------------------------------------------------
Purchases.................................................     $    918          $     --          $  1,197          $  2,932
Proceeds from sales.......................................          157                --             3,031             1,454

Not all Investment Divisions available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

       MORGAN         MORGAN
      STANLEY        STANLEY         MORGAN         PIMCO LOW        PIMCO REAL      PIMCO TOTAL
    UIF EMERGING   UIF EMERGING      STANLEY        DURATION--        RETURN--         RETURN--
      MARKETS        MARKETS      UIF U.S. REAL   ADMINISTRATIVE   ADMINISTRATIVE   ADMINISTRATIVE      ROYCE
       DEBT--        EQUITY--       ESTATE--          CLASS            CLASS            CLASS         MICRO-CAP
      CLASS I        CLASS I         CLASS I          SHARES           SHARES           SHARES        PORTFOLIO
    ------------------------------------------------------------------------------------------------------------
            19            150             155              10              184            1,112             60
      $    168       $  1,950        $  3,346        $     99         $  2,333         $ 11,494       $    734

                                                                                        VAN ECK
                                                                     T. ROWE PRICE     WORLDWIDE
                    T. ROWE PRICE                    T. ROWE PRICE     PERSONAL        ABSOLUTE
    T. ROWE PRICE   INTERNATIONAL   T. ROWE PRICE     NEW AMERICA      STRATEGY        RETURN--
      INDEX 500         STOCK        LIMITED-TERM       GROWTH         BALANCED      INITIAL CLASS
      PORTFOLIO       PORTFOLIO     BOND PORTFOLIO     PORTFOLIO       PORTFOLIO        SHARES
    ----------------------------------------------------------------------------------------------
             11             180               97              47             777               9
       $    105        $  2,670         $    477        $    953        $ 14,286        $     85

       MORGAN         MORGAN
      STANLEY        STANLEY         MORGAN         PIMCO LOW        PIMCO REAL      PIMCO TOTAL
    UIF EMERGING   UIF EMERGING      STANLEY        DURATION--        RETURN--         RETURN--
      MARKETS        MARKETS      UIF U.S. REAL   ADMINISTRATIVE   ADMINISTRATIVE   ADMINISTRATIVE      ROYCE
       DEBT--        EQUITY--       ESTATE--          CLASS            CLASS            CLASS         MICRO-CAP
      CLASS I        CLASS I         CLASS I          SHARES           SHARES           SHARES        PORTFOLIO
    ------------------------------------------------------------------------------------------------------------
      $    121       $    827        $  1,019        $     98         $  1,268         $  4,462       $    287
            30             89             643             279              307            1,542            343

                                                                                        VAN ECK
                                                                     T. ROWE PRICE     WORLDWIDE
                    T. ROWE PRICE                    T. ROWE PRICE     PERSONAL        ABSOLUTE
    T. ROWE PRICE   INTERNATIONAL   T. ROWE PRICE     NEW AMERICA      STRATEGY        RETURN--
      INDEX 500         STOCK        LIMITED-TERM       GROWTH         BALANCED      INITIAL CLASS
      PORTFOLIO       PORTFOLIO     BOND PORTFOLIO     PORTFOLIO       PORTFOLIO        SHARES
    ----------------------------------------------------------------------------------------------
       $     84        $  2,236         $    178        $    582        $  8,590        $     11
              2             158              119             148           1,943               1

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts certain charges from all premiums received for CSVUL, CESVUL2, CESVUL3 and CESVUL4 policies. On CSVUL policies, a sales expense charge of 2.25% is deducted to compensate NYLIAC for expenses associated with selling the policies. This charge may increase in the future, but will never exceed 4.5%. A state premium tax charge of 2% is deducted, this charge may increase consistent with changes in the applicable tax law. A federal tax charge of 1.25% is also deducted, this charge may also increase consistent with changes in the applicable tax law.

  On CESVUL2 policies, we deduct 2% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 13.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. (2) During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. (3) During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. (4) Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

  On CESVUL3 and CESVUL4 policies, we deduct 2% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges up to the Target Premium and 1.75% and 1.25%, respectively, for premiums in excess of the Target Premium and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 10.75% from any premium paid up to the Target Premium. (2) During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. During Policy Years after Year seven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. We currently do not charge a sales expense charge on premiums in excess of the Target Premium in any year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

  On CSVUL, CESVUL2, CESVUL3 and CESVUL4 policies, NYLIAC deducts a monthly contract charge of $7.50, for CSVUL, and $5.00, for all others, to compensate for costs incurred in providing administrative services including: premium collection, record-keeping and claims processing. On CSVUL3 and CSVUL4 policies, the monthly contract charge is deducted in policy years two and subsequent. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying statement of changes in net assets.

  On CSVUL policies, NYLIAC also assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by investment division from the policy's cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years 1-5 and declines each year thereafter to a minimum of 6.5% in year nine. Surrender charges are paid to NYLIAC. This charge is included with surrenders on the accompanying statement of changes in net assets.

  On CSVUL and CESVUL2 policies, CSVUL Separate Account-I is charged for mortality and expense risks assumed by NYLIAC. For CSVUL policies, these charges are made daily at an annual rate of .70% of the daily variable accumulation value of each Investment Division for policy years one through ten. For policy years eleven and later, it is expected that these charges will be reduced to an annual rate of .30% of the daily variable accumulation value of each Investment Division. For CESVUL2 policies, in all years, it is expected that the charge will be an annual rate of .25% of the average daily variable accumulation value of each Investment Division's assets. NYLIAC may increase these charges in the future up to a maximum annual rate of .90%. For CESVUL3 and CESVUL4, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy year one, the mortality and expense charge deducted is .25%. In Policy Years two through twenty-five, the mortality and expense charge deducted is .45%. In Policy Years twenty-six and subsequent, the mortality and expense charge deducted is reduced to .25%. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

CSVUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the six months ended June 30, 2006 and the year ended December 31, 2005 were as follows:


                                                                         MAINSTAY VP                             MAINSTAY VP
                                 MAINSTAY VP         MAINSTAY VP           CAPITAL           MAINSTAY VP           COMMON
                                BASIC VALUE--          BOND--          APPRECIATION--           CASH               STOCK--
                                INITIAL CLASS       INITIAL CLASS       INITIAL CLASS        MANAGEMENT         INITIAL CLASS
                              -----------------   -----------------   -----------------   -----------------   -----------------
                               2006      2005      2006      2005      2006      2005      2006      2005      2006      2005
                              -------------------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................       --         4        40        90        87       658         1        32         7        67
Units redeemed..............      (23)       (2)      (79)      (12)      (54)      (60)       (4)       (8)      (11)     (354)
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...      (23)        2       (39)       78        33       598        (3)       24        (4)     (287)
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

SERIES II POLICIES
Units issued................       --         1        --        --        --        --     4,436       677         1         4
Units redeemed..............       --        --        --        --        --        --      (427)     (539)      (15)      (40)
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...       --         1        --        --        --        --     4,009       138       (14)      (36)
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

SERIES III POLICIES
Units issued................        1        17        30        30       989       330    52,606    28,384         5         1
Units redeemed..............       (4)       --       (87)       (6)     (453)       (2)  (51,157)  (10,610)       --        --
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...       (3)       17       (57)       24       536       328     1,449    17,774         5         1
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======


                                 MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                   MID CAP             MID CAP             MID CAP           S&P 500(R)           SMALL CAP
                                   CORE--             GROWTH--             VALUE--             INDEX--            GROWTH--
                                INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
                              -----------------   -----------------   -----------------   -----------------   -----------------
                               2006      2005      2006      2005      2006      2005      2006      2005      2006      2005
                              -------------------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................       --        --        --        --        --        --       165        79        --        --
Units redeemed..............       --        --        --        --        --        --      (154)     (373)       --        --
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...       --        --        --        --        --        --        11      (294)       --        --
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

Series II Policies
Units issued................       --        --        --        --        --        --         4         4        --        --
Units redeemed..............       (5)      (10)       --        --       (11)      (22)       (1)       (4)       --        --
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...       (5)      (10)       --        --       (11)      (22)        3        --        --        --
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

SERIES III POLICIES
Units issued................      572         3       530        26         6        15       301       525       482         8
Units redeemed..............       (1)      (26)       (1)       (4)       (3)       --        (8)     (335)       --        (6)
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...      571       (23)      529        22         3        15       293       190       482         2
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

Not all investment divisions are available under all policies.

(a) For Series II policies, represents the period March 2005 (Commencement of Investments) through December 2005.
(b) For Series III policies, represents the period March 2005 (Commencement of Investments) through December 2005.
(c) For Series II policies, represents the period April 2005 (Commencement of Investments) through December 2005.
(d) For Series III policies, represents the period May 2005 (Commencement of Investments) through December 2005.
(e) For Series I policies, represents the period June 2005 (Commencement of Investments) through December 2005.
(f) For Series III policies, represents the period September 2005 (Commencement of Investments) through December 2005.
(g) For Series III policies, represents the period November 2005 (Commencement of Investments) through December 2005.
(h) For Series II policies, represents the period December 2005 (Commencement of Investments).
(i) For Series III policies, represents the period December 2005 (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                 MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
       MAINSTAY VP        MAINSTAY VP        MAINSTAY VP         HIGH YIELD           INCOME &          INTERNATIONAL
      CONVERTIBLE--     FLOATING RATE--     GOVERNMENT--      CORPORATE BOND--        GROWTH--            EQUITY--
      INITIAL CLASS      INITIAL CLASS      INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
    -----------------   ---------------   -----------------   -----------------   -----------------   -----------------
     2006      2005          2006          2006      2005      2006      2005      2006     2005(E)    2006      2005
    -------------------------------------------------------------------------------------------------------------------
         --         7            --             9        18        28        28        --       --         26        30
         --        (7)           --            (1)      (10)       (4)       (8)       --       --        (50)     (101)
    -------   -------   ---------------   -------   -------   -------   -------   -------   -------   -------   -------
         --        --            --             8         8        24        20        --       --        (24)      (71)
    =======   =======   ===============   =======   =======   =======   =======   =======   =======   =======   =======

          3         2            --             1        --        --         5        --       --          2        13
         --        (3)           --            --        --        --        --        --       --        (30)       (7)
    -------   -------   ---------------   -------   -------   -------   -------   -------   -------   -------   -------
          3        (1)           --             1        --        --         5        --       --        (28)        6
    =======   =======   ===============   =======   =======   =======   =======   =======   =======   =======   =======

          3        26            16            10        13       114       178         4       76        225       260
         --        --            --            --        --        (1)       (2)       (1)      (1)        (4)       (8)
    -------   -------   ---------------   -------   -------   -------   -------   -------   -------   -------   -------
          3        26            16            10        13       113       176         3       75        221       252
    =======   =======   ===============   =======   =======   =======   =======   =======   =======   =======   =======


        MAINSTAY VP
         LARGE CAP
         GROWTH--
       INITIAL CLASS
     -----------------
      2006      2005
     -----------------
          --        24
         (31)      (21)
     -------   -------
         (31)        3
     =======   =======
          --         1
          --        --
     -------   -------
          --         1
     =======   =======
          --         2
          (1)       --
     -------   -------
          (1)        2
     =======   =======

                                                  ALGER               ALGER
                                                AMERICAN            AMERICAN            AMERICAN
       MAINSTAY VP         MAINSTAY VP          LEVERAGED             SMALL           CENTURY(R) VP       BARON CAPITAL
     TOTAL RETURN--          VALUE--            ALLCAP--        CAPITALIZATION--         VALUE--             ASSET--
      INITIAL CLASS       INITIAL CLASS      CLASS O SHARES      CLASS O SHARES         CLASS II        INSURANCE SHARES
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
     2006      2005      2006      2005      2006      2005      2006      2005      2006     2005(I)    2006     2005(I)
    ---------------------------------------------------------------------------------------------------------------------
         34        50        13        46        --        --        --        --        --       --         --        --
         (5)       (4)       (1)     (211)       --        --        --       (23)       --       --         --        --
    -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
         29        46        12      (165)       --        --        --       (23)       --       --         --        --
    =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

         --        --        --         1        --        --        --        --         5        5         --        --
         --        --       (20)      (42)       --        --        --        (8)       --       --         --        --
    -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
         --        --       (20)      (41)       --        --        --        (8)        5        5         --        --
    =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

         --        --       870       141        10         4        84        12        12       10         13        13
         --        --        (1)       --        --        (3)       --        (3)       --       (3)        --        --
    -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
         --        --       869       141        10         1        84         9        12        7         13        13
    =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======


          CALVERT
          SOCIAL
         BALANCED
     -----------------
      2006      2005
     -----------------
          --        64
          (1)      (64)
     -------   -------
          (1)       --
     =======   =======
          --        --
          --        --
     -------   -------
          --        --
     =======   =======
           8        49
         (82)      (10)
     -------   -------
         (74)       39
     =======   =======

--------------------------------------------------------------------------------


                                                        DREYFUS IP          DREYFUS VIF       DREYFUS VIF            DWS
                                                        TECHNOLOGY          DEVELOPING          EMERGING          SMALL CAP
                                  DAVIS VALUE         GROWTH--INITIAL        LEADERS--         LEADERS--         INDEX VIP--
                                   PORTFOLIO              SHARES          INITIAL SHARES     INITIAL SHARES    CLASS A SHARES
                              --------------------   -----------------   -----------------   --------------   -----------------
                               2006     2005(H)(I)    2006      2005      2006      2005          2006         2006      2005
                              -------------------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................       --         --          --        --        --        --           --            --        --
Units redeemed..............       --         --          --        --        --        --           --            --        --
                              -------   ----------   -------   -------   -------   -------   --------------   -------   -------
  Net increase (decrease)...       --         --          --        --        --        --           --            --        --
                              =======   ==========   =======   =======   =======   =======   ==============   =======   =======

SERIES II POLICIES
Units issued................        5          8           4        --         5         6           --            --         9
Units redeemed..............       --         --          --        --        (1)       --           --            (6)       --
                              -------   ----------   -------   -------   -------   -------   --------------   -------   -------
  Net increase (decrease)...        5          8           4        --         4         6           --            (6)        9
                              =======   ==========   =======   =======   =======   =======   ==============   =======   =======

SERIES III POLICIES
Units issued................        6         12           3        26         4         6            1         1,055       251
Units redeemed..............       (5)        --          (1)       (7)       (4)       (1)          (1)           (3)       (4)
                              -------   ----------   -------   -------   -------   -------   --------------   -------   -------
  Net increase (decrease)...        1         12           2        19        --         5           --         1,052       247
                              =======   ==========   =======   =======   =======   =======   ==============   =======   =======

                                                                                                JANUS ASPEN         JANUS ASPEN
                                                                          FIDELITY(R) VIP         SERIES              SERIES
                                FIDELITY(R) VIP       FIDELITY(R) VIP          VALUE            BALANCED--            FORTY--
                                   MID-CAP--            OVERSEAS--         STRATEGIES--        INSTITUTIONAL       INSTITUTIONAL
                                 INITIAL CLASS         INITIAL CLASS      SERVICE CLASS 2         SHARES              SHARES
                              --------------------   -----------------   -----------------   -----------------   -----------------
                               2006        2005       2006      2005      2006      2005      2006      2005      2006     2005(F)
                              ----------------------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................       --         --          --        --        --        --        18        21        --        --
Units redeemed..............       --         --          --        --        --        --       (26)      (57)       --        --
                              -------    -------     -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...       --         --          --        --        --        --        (8)      (36)       --        --
                              =======    =======     =======   =======   =======   =======   =======   =======   =======   =======

SERIES II POLICIES
Units issued................        7         10           2        11        --        --        10        19        --        --
Units redeemed..............       --         (7)         --        --        --        --        (2)       (9)       --        --
                              -------    -------     -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...        7          3           2        11        --        --         8        10        --        --
                              =======    =======     =======   =======   =======   =======   =======   =======   =======   =======

SERIES III POLICIES
Units issued................      277        364         302       268         6         9        34        38       253        30
Units redeemed..............       (8)        (8)         (5)       (3)       --        --        (9)       (3)       (1)       --
                              -------    -------     -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...      269        356         297       265         6         9        25        35       252        30
                              =======    =======     =======   =======   =======   =======   =======   =======   =======   =======

Not all investment divisions are available under all policies.

(a) For Series II policies, represents the period March 2005 (Commencement of Investments) through December 2005.
(b) For Series III policies, represents the period March 2005 (Commencement of Investments) through December 2005.
(c) For Series II policies, represents the period April 2005 (Commencement of Investments) through December 2005.
(d) For Series III policies, represents the period May 2005 (Commencement of Investments) through December 2005.
(e) For Series I policies, represents the period June 2005 (Commencement of Investments) through December 2005.
(f) For Series III policies, represents the period September 2005 (Commencement of Investments) through December 2005.
(g) For Series III policies, represents the period November 2005 (Commencement of Investments) through December 2005.
(h) For Series II policies, represents the period December 2005 (Commencement of Investments).
(i) For Series III policies, represents the period December 2005 (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                             FIDELITY(R) VIP     FIDELITY(R) VIP
     FIDELITY(R) VIP     FIDELITY(R) VIP      FREEDOM 2010        FREEDOM 2020       FIDELITY(R) VIP     FIDELITY(R) VIP
     CONTRAFUND(R)--     EQUITY INCOME--       PORTFOLIO--         PORTFOLIO--          GROWTH--           INDEX 500--
      INITIAL CLASS       INITIAL CLASS      INITIAL SHARES      INITIAL SHARES       INITIAL CLASS       INITIAL CLASS
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
     2006      2005      2006      2005      2006     2005(I)    2006     2005(I)    2006      2005      2006      2005
    ---------------------------------------------------------------------------------------------------------------------
         --         3        18        21        --       --         --        --        --        --        --        --
        (17)       (3)       (2)       (5)       --       --         --        --        --        --        --        --
    -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
        (17)       --        16        16        --       --         --        --        --        --        --        --
    =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

          6        32        --         1        --       --         --        --         4         5        16        26
        (68)      (22)       --        --        --       --         --        --       (12)       --        (7)      (12)
    -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
        (62)       10        --         1        --       --         --        --        (8)        5         9        14
    =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

        291       244       128       158        --       22         12         8        43       183       447       885
         (4)       (5)      (44)       (7)       (2)      --         --        --      (187)       (4)      (13)      (20)
    -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
        287       239        84       151        (2)      22         12         8      (144)      179       434       865
    =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======


      FIDELITY(R) VIP
        INVESTMENT
       GRADE BOND--
       INITIAL CLASS
     -----------------
      2006      2005
     -----------------
          --        --
          --        --
     -------   -------
          --        --
     =======   =======
          10        28
          (7)      (11)
     -------   -------
           3        17
     =======   =======
          47       104
          (2)       (2)
     -------   -------
          45       102
     =======   =======

       JANUS ASPEN         JANUS ASPEN
         SERIES              SERIES              LAZARD
         MID CAP            WORLDWIDE          RETIREMENT          LORD ABBETT           MFS(R)              MFS(R)
        GROWTH--            GROWTH--          INTERNATIONAL        SERIES FUND       INVESTORS TRUST      NEW DISCOVERY
      INSTITUTIONAL       INSTITUTIONAL          EQUITY           MID-CAP VALUE         SERIES--            SERIES--
         SHARES              SHARES             PORTFOLIO           PORTFOLIO         INITIAL CLASS       INITIAL CLASS
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
     2006      2005      2006      2005      2006     2005(B)    2006      2005      2006      2005      2006      2005
    ---------------------------------------------------------------------------------------------------------------------
         --        --         2         5        --       --         --        --        --        --        --        --
         --        --        (8)      (28)       --       --         --        --        --        --        --        --
    -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
         --        --        (6)      (23)       --       --         --        --        --        --        --        --
    =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

         --        --         3         3        --       --         --         1        --        --        --        --
         --        --        (1)       --        --       --        (60)       (2)       --        --        --        --
    -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
         --        --         2         3        --       --        (60)       (1)       --        --        --        --
    =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

         99       214         7        32       159        2        157       280        --        --        15        25
         (2)       (2)      (11)       (1)       (1)      --         (9)      (69)       --        --       (25)       --
    -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
         97       212        (4)       31       158        2        148       211        --        --       (10)       25
    =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======


          MFS(R)
         UTILITIES
         SERIES--
       INITIAL CLASS
     -----------------
      2006     2005(D)
     -----------------
          --        --
          --        --
     -------   -------
          --        --
     =======   =======
          --         1
          (1)       --
     -------   -------
          (1)        1
     =======   =======
          23         1
          --        --
     -------   -------
          23         1
     =======   =======

--------------------------------------------------------------------------------


                               MORGAN STANLEY      MORGAN STANLEY          MORGAN             PIMCO LOW          PIMCO REAL
                                UIF EMERGING        UIF EMERGING      STANLEY UIF U.S.       DURATION--           RETURN--
                               MARKETS DEBT--     MARKETS EQUITY--      REAL ESTATE--      ADMINISTRATIVE      ADMINISTRATIVE
                                   CLASS I             CLASS I             CLASS I          CLASS SHARES        CLASS SHARES
                              -----------------   -----------------   -----------------   -----------------   -----------------
                               2006     2005(C)    2006     2005(A)    2006      2005      2006      2005      2006      2005
                              -------------------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................       --        --        --       17         --       --         --        --        --        --
Units redeemed..............       --        --        --      (17)        --       --         --        --        --        --
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...       --        --        --       --         --       --         --        --        --        --
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

SERIES II POLICIES
Units issued................       --         6        --        7         --        2         --         8        --         5
Units redeemed..............       --        --        (2)      --        (16)     (28)       (23)       --        (7)       --
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...       --         6        (2)       7        (16)     (26)       (23)        8        (7)        5
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

SERIES III POLICIES
Units issued................        7         1        46       55         43      105          4         1        98       119
Units redeemed..............       --        --        (1)      (2)        (1)      --         --        --        (2)       (2)
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...        7         1        45       53         42      105          4         1        96       117
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

                                                                                                                   VAN ECK
                                                                                                                  WORLDWIDE
                                                                                                                  ABSOLUTE
                                T. ROWE PRICE       T. ROWE PRICE       T. ROWE PRICE       T. ROWE PRICE         RETURN --
                                INTERNATIONAL       LIMITED-TERM         NEW AMERICA      PERSONAL STRATEGY     INITIAL CLASS
                               STOCK PORTFOLIO     BOND PORTFOLIO     GROWTH PORTFOLIO    BALANCE PORTFOLIO        SHARES
                              -----------------   -----------------   -----------------   -----------------   -----------------
                               2006      2005      2006      2005      2006     2005(A)    2006      2005      2006      2005
                              -------------------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................       --        --        --       --         --       --         --        --        --        --
Units redeemed..............       --        --        --       --         --       --         --        --        --        --
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...       --        --        --       --         --       --         --        --        --        --
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

SERIES II POLICIES
Units issued................        5        11        --        3         --        7         --        --        --        --
Units redeemed..............       (6)       --        --      (13)        (7)      --         --        --        --        --
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...       (1)       11        --      (10)        (7)       7         --        --        --        --
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

SERIES III POLICIES
Units issued................      165        10         6       27         47       38        547       202         1         7
Units redeemed..............       (1)       (3)       (1)      (1)        (1)      (1)        (5)       (7)       --        --
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...      164         7         5       26         46       37        542       195         1         7
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

Not all investment divisions are available under all policies.

(a) For Series II policies, represents the period March 2005 (Commencement of Investments) through December 2005.
(b) For Series III policies, represents the period March 2005 (Commencement of Investments) through December 2005.
(c) For Series II policies, represents the period April 2005 (Commencement of Investments) through December 2005.
(d) For Series III policies, represents the period May 2005 (Commencement of Investments) through December 2005.
(e) For Series I policies, represents the period June 2005 (Commencement of Investments) through December 2005.
(f) For Series III policies, represents the period September 2005 (Commencement of Investments) through December 2005.
(g) For Series III policies, represents the period November 2005 (Commencement of Investments) through December 2005.
(h) For Series II policies, represents the period December 2005 (Commencement of Investments).
(i) For Series III policies, represents the period December 2005 (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                     SCUDDER
       PIMCO TOTAL                                                 VIT EAFE(R)
        RETURN--              ROYCE               ROYCE              EQUITY           T. ROWE PRICE       T. ROWE PRICE
     ADMINISTRATIVE         MICRO-CAP           SMALL-CAP         INDEX FUND--          BLUE CHIP         EQUITY INCOME
      CLASS SHARES          PORTFOLIO           PORTFOLIO        CLASS A SHARES     GROWTH PORTFOLIO        PORTFOLIO
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
     2006     2005(A)    2006      2005      2006     2005(G)    2006      2005      2006      2005      2006      2005
    ---------------------------------------------------------------------------------------------------------------------
         --       --         --        --        --       --         --        --        --        --         5        32
         --       --         --        --        --       --         --        --        --        --        (1)      (29)
    -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
         --       --         --        --        --       --         --        --        --        --         4         3
    =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

          4       21         --         5        10       --         --        --        --         3        10        45
         --       --         (7)       --        --       --         --        --        --        (1)      (94)       (8)
    -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
          4       21         (7)        5        10       --         --        --        --         2       (84)       37
    =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

        291      510          7        34        60       18         --        --       101       299       202       413
        (50)     (12)        (4)       (1)       --       --         --        --      (257)      (16)       (7)      (11)
    -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
        241      498          3        33        60       18         --        --      (156)      283       195       402
    =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======


       T. ROWE PRICE
         INDEX 500
         PORTFOLIO
     -----------------
      2006     2005(D)
     -----------------
          --        --
          --        --
     -------   -------
          --        --
     =======   =======
          --        --
          --        --
     -------   -------
          --        --
     =======   =======
           8         2
          --        --
     -------   -------
           8         2
     =======   =======

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

    The following table presents financial highlights for each Investment Division as of June 30, 2006, and December 31, 2005, 2004, 2003, 2002, and
    2001:


                                                                      MAINSTAY VP
                                                                     BASIC VALUE--
                                                                     INITIAL CLASS
                                            ---------------------------------------------------------------
                                              2006       2005       2004       2003       2002       2001
                                            ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................  $    162   $    430   $    396   $    353   $    258   $    323
Units Outstanding.........................        13         36         34         34         31         30
Variable Accumulation Unit Value..........  $  12.60   $  12.04   $  11.49   $  10.39   $   8.18   $  10.68
Total Return..............................      4.7%       4.7%      10.6%      27.1%     (23.4%)     (5.2%)
Investment Income Ratio...................        --       1.0%       1.0%       0.8%       0.6%       0.7%

SERIES II POLICIES (b)
Net Assets................................  $     65   $     56   $     47   $     36   $     27   $     --
Units Outstanding.........................         4          4          3          3          3         --
Variable Accumulation Unit Value..........  $  15.71   $  14.98   $  14.24   $  12.82   $  10.04   $     --
Total Return..............................      4.9%       5.2%      11.1%      27.6%       0.4%         --
Investment Income Ratio...................        --       1.0%       2.9%       0.8%       3.6%         --

SERIES III POLICIES (c)
Net Assets................................  $    195   $    218   $     20   $     --   $     --   $     --
Units Outstanding.........................        16         19          2         --         --         --
Variable Accumulation Unit Value..........  $  11.92   $  11.35   $  10.76   $     --   $     --   $     --
Total Return..............................      5.0%       5.4%       7.6%         --         --         --
Investment Income Ratio...................        --       1.8%       1.5%         --         --         --


                                                                      MAINSTAY VP
                                                                         CASH
                                                                      MANAGEMENT
                                            ---------------------------------------------------------------
                                              2006       2005       2004       2003       2002       2001
                                            ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................  $    149   $    151   $    119   $    166   $    155   $    153
Units Outstanding.........................       122        125        101        141        132        131
Variable Accumulation Unit Value..........  $   1.23   $   1.20   $   1.18   $   1.18   $   1.18   $   1.17
Total Return..............................      1.8%       2.2%       0.1%         --       0.9%       3.5%
Investment Income Ratio...................      4.3%       2.9%       0.8%       0.7%       1.3%       3.5%

SERIES II POLICIES (b)
Net Assets................................  $  6,088   $  1,778   $  1,591   $  8,361   $  4,116   $     --
Units Outstanding.........................     5,710      1,701      1,563      8,265      4,085         --
Variable Accumulation Unit Value..........  $   1.07   $   1.05   $   1.02   $   1.01   $   1.01   $     --
Total Return..............................      2.0%       2.7%       0.6%       0.4%       1.0%         --
Investment Income Ratio...................      4.3%       3.0%       2.1%       0.7%       1.3%         --

SERIES III POLICIES (c)
Net Assets................................  $ 34,793   $ 32,538   $ 13,693   $     --   $     --   $     --
Units Outstanding.........................    32,824     31,375     13,601         --         --         --
Variable Accumulation Unit Value..........  $   1.06   $   1.04   $   1.01   $     --   $     --   $     --
Total Return..............................      2.1%       3.0%       0.7%         --         --         --
Investment Income Ratio...................      1.4%       1.1%       0.6%         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                            MAINSTAY VP                                        MAINSTAY VP
                              BOND--                                      CAPITAL APPRECIATION--
                           INITIAL CLASS                                      INITIAL CLASS
-------------------------------------------------------------------   ------------------------------
      2006       2005       2004       2003       2002       2001       2006       2005       2004
----------------------------------------------------------------------------------------------------
    $  5,560   $  6,193   $  4,973   $  3,967   $  3,330   $  2,564   $  7,373   $  7,135   $  1,234
         384        423        345        284        248        207        768        735        137
    $  14.47   $  14.63   $  14.41   $  13.95   $  13.44   $  12.36   $   9.60   $   9.71   $   9.02
       (1.1%)      1.5%       3.4%       3.8%       8.7%       8.5%      (1.1%)      7.7%       3.4%
          --       3.5%       3.8%       4.2%       4.5%       7.5%         --         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --

    $    835   $  1,441   $  1,163   $     --   $     --   $     --   $ 17,650   $ 11,758   $  7,441
          80        137        113         --         --         --      1,581      1,045        717
    $  10.42   $  10.50   $  10.27   $     --   $     --   $     --   $  11.17   $  11.25   $  10.38
       (0.7%)      2.2%       2.7%         --         --         --      (0.8%)      8.4%       3.8%
          --       2.8%       6.0%         --         --         --         --         --       1.5%


              MAINSTAY VP
         CAPITAL APPRECIATION--
             INITIAL CLASS
---  ------------------------------
       2003       2002       2001
---  ------------------------------
     $ 21,393   $ 17,231   $ 25,467
        2,453      2,492      2,530
     $   8.72   $   6.92   $  10.07
        26.1%     (31.3%)    (23.7%)
         0.2%       0.1%       0.1%
     $     --   $     15   $     --
           --          2         --
     $  11.21   $   9.56   $     --
        17.2%      (4.4%)        --
           --       1.0%         --
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --
           --         --         --

                              MAINSTAY VP                                            MAINSTAY VP
                            COMMON STOCK--                                          CONVERTIBLE--
                             INITIAL CLASS                                          INITIAL CLASS
    ---------------------------------------------------------------   -----------------------------------------
      2006       2005       2004       2003       2002       2001       2006       2005       2004       2003
---------------------------------------------------------------------------------------------------------------
    $    481   $    527   $  3,826   $ 30,953   $ 24,273   $ 31,888   $      1   $      1   $     --   $     --
          38         42        329      2,932      2,885      2,851         --         --         --         --
    $  12.76   $  12.43   $  11.63   $  10.56   $   8.41   $  11.19   $  11.61   $  11.23   $  10.63   $  10.09
        2.7%       6.9%      10.1%      25.5%     (24.8%)    (17.7%)      3.3%       5.7%       5.4%       7.6%
          --       0.2%       0.2%       1.1%       0.9%       0.7%         --         --       2.5%      25.8%

    $ 91,822   $ 89,437   $ 83,745   $    228   $    120   $     --   $    273   $    226   $    229   $    178
       6,198      6,212      6,248         19         12         --         20         17         18         15
    $  14.81   $  14.40   $  13.40   $  12.12   $   9.61   $     --   $  13.96   $  13.48   $  12.68   $  11.98
        2.9%       7.4%      10.6%      26.1%      (3.9%)        --       3.6%       6.3%       5.8%      21.9%
          --       1.0%       9.1%       1.2%       7.3%         --         --       1.5%       5.9%      20.5%

    $     82   $     22   $      8   $     --   $     --   $     --   $    335   $    292   $     --   $     --
           7          2          1         --         --         --         29         26         --         --
    $  12.02   $  11.67   $  10.83   $     --   $     --   $     --   $  11.76   $  11.34   $  10.42   $     --
        3.0%       7.7%       8.4%         --         --         --       3.7%       8.9%       4.2%         --
          --       1.0%      14.2%         --         --         --         --       1.4%         --         --


         MAINSTAY VP          MAINSTAY
        CONVERTIBLE--      FLOATING RATE--
        INITIAL CLASS       INITIAL CLASS
     -------------------   ---------------
       2002       2001          2006
---  -------------------------------------
     $     --   $     --      $     --
           --         --            --
     $     --   $     --      $     --
           --       0.6%            --
           --         --            --
     $      1   $     --      $     --
           --         --            --
     $   9.82   $     --      $     --
        (1.8%)        --            --
        32.0%         --            --
     $     --   $     --      $    165
           --         --            16
     $     --   $     --      $  10.20
           --         --          2.0%
           --         --          0.5%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                         MAINSTAY VP
                                                                        GOVERNMENT--
                                                                        INITIAL CLASS
                                               ---------------------------------------------------------------
                                                 2006       2005       2004       2003       2002       2001
                                               ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...................................  $  1,128   $  1,020   $    898   $    767   $    650   $    490
Units Outstanding............................        80         72         64         56         48         40
Variable Accumulation Unit Value.............  $  14.10   $  14.22   $  13.99   $  13.63   $  13.47   $  12.35
Total Return.................................     (0.9%)      1.7%       2.6%       1.2%       9.1%       5.9%
Investment Income Ratio......................        --       3.1%       4.2%       4.7%       3.0%       7.2%

SERIES II POLICIES (b)
Net Assets...................................  $     63   $     56   $     49   $     53   $     27   $     --
Units Outstanding............................         6          5          5          5          3         --
Variable Accumulation Unit Value.............  $  10.89   $  10.96   $  10.74   $  10.42   $  10.25   $     --
Total Return.................................     (0.6%)      2.1%       3.1%       1.6%       2.5%         --
Investment Income Ratio......................        --       3.3%       9.7%       5.3%      15.2%         --

SERIES III POLICIES (c)
Net Assets...................................  $    305   $    197   $     57   $     --   $     --   $     --
Units Outstanding............................        29         19          6         --         --         --
Variable Accumulation Unit Value.............  $  10.57   $  10.62   $  10.37   $     --   $     --   $     --
Total Return.................................     (0.5%)      2.4%       3.7%         --         --         --
Investment Income Ratio......................        --       3.4%      16.1%         --         --         --


                                                                         MAINSTAY VP
                                                                   INTERNATIONAL EQUITY--
                                                                        INITIAL CLASS
                                               ---------------------------------------------------------------
                                                 2006       2005       2004       2003       2002       2001
                                               ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...................................  $ 57,276   $ 52,190   $ 49,629   $ 16,086   $ 12,713   $ 13,576
Units Outstanding............................     3,602      3,626      3,697      1,396      1,425      1,444
Variable Accumulation Unit Value.............  $  15.90   $  14.40   $  13.42   $  11.52   $   8.92   $   9.40
Total Return.................................     10.5%       7.2%      16.5%      29.1%      (5.1%)    (14.6%)
Investment Income Ratio......................        --       1.7%       1.8%       1.9%       1.4%       1.4%

SERIES II POLICIES (b)
Net Assets...................................  $    622   $  1,004   $    846   $    310   $     55   $     --
Units Outstanding............................        35         63         57         24          6         --
Variable Accumulation Unit Value.............  $  17.75   $  16.03   $  14.88   $  12.71   $   9.80   $     --
Total Return.................................     10.7%       7.7%      17.1%      29.7%      (2.0%)        --
Investment Income Ratio......................        --       1.5%       4.2%       5.3%      16.3%         --

SERIES III POLICIES (c)
Net Assets...................................  $ 10,566   $  6,744   $  3,331   $     --   $     --   $     --
Units Outstanding............................       761        540        288         --         --         --
Variable Accumulation Unit Value.............  $  13.85   $  12.50   $  11.57   $     --   $     --   $     --
Total Return.................................     10.8%       8.0%      15.7%         --         --         --
Investment Income Ratio......................        --       1.8%       3.0%         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                              MAINSTAY VP
                              HIGH YIELD                                                  MAINSTAY VP
                           CORPORATE BOND--                                            INCOME & GROWTH--
                             INITIAL CLASS                                               INITIAL CLASS
    ---------------------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2001       2006       2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------------------
    $  4,883   $  4,349   $  3,917   $  3,188   $  2,027   $    552   $      1   $      1   $     --   $     --   $     --
         285        261        241        219        189         52         --         --         --         --         --
    $  17.12   $  16.64   $  16.27   $  14.54   $  10.73   $  10.59   $  10.63   $  10.39   $     --   $     --   $     --
        2.9%       2.2%      11.9%      35.4%       1.3%       4.1%       2.4%       3.9%         --         --         --
          --       6.0%       7.1%       7.5%      11.3%      19.7%         --       3.0%         --         --         --

    $    140   $    131   $     58   $     68   $     42   $     --   $     --   $      5   $      4   $      4   $      2
           9          9          4          5          4         --         --         --         --         --         --
    $  15.61   $  15.13   $  14.73   $  13.10   $   9.63   $     --   $     --   $  12.48   $  11.95   $  10.63   $   8.28
        3.2%       2.7%      12.4%      36.0%      (3.7%)        --         --       4.4%      12.4%      28.4%     (17.2%)
          --       7.7%      13.5%       7.8%      48.0%         --         --       1.2%       4.8%       1.9%       1.9%

    $  3,788   $  2,391   $    391   $     --   $     --   $     --   $    998   $    932   $     49   $     --   $     --
         325        212         36         --         --         --         82         79          4         --         --
    $  11.65   $  11.27   $  10.95   $     --   $     --   $     --   $  12.12   $  11.81   $  11.28   $     --   $     --
        3.3%       2.9%       9.5%         --         --         --       2.7%       4.7%      12.8%         --         --
          --       6.2%      24.4%         --         --         --         --       3.0%       4.2%         --         --


                              MAINSTAY VP                                                 MAINSTAY VP
                          LARGE CAP GROWTH--                                             MID CAP CORE--
                             INITIAL CLASS                                               INITIAL CLASS
    ---------------------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2001       2006       2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------------------
    $     93   $    281   $    254   $    252   $    178   $    233   $     --   $     --   $     --   $     --   $     --
          16         47         44         42         38         35         --         --         --         --         --
    $   5.97   $   6.00   $   5.79   $   5.97   $   4.69   $   6.58   $     --   $     --   $     --   $     --   $     --
       (0.4%)      3.6%      (3.0%)     27.2%     (28.7%)    (17.2%)        --         --         --         --         --
          --         --       0.2%       0.2%       0.1%         --         --         --         --         --         --

    $     63   $     63   $     48   $    158   $     68   $     --   $ 42,527   $ 40,564   $ 35,255   $     45   $     16
           6          6          5         16          9         --      2,181      2,186      2,196          3          2
    $  10.20   $  10.22   $   9.82   $  10.08   $   7.89   $     --   $  19.50   $  18.56   $  16.06   $  13.17   $   9.74
       (0.2%)      4.1%      (2.6%)     27.7%     (21.1%)        --       5.1%      15.6%      21.9%      35.2%      (2.6%)
          --         --       0.2%       0.2%       0.4%         --         --       0.6%       3.2%       0.6%       2.7%

    $     22   $     31   $     14   $     --   $     --   $     --   $ 11,293   $  2,931   $  2,792   $     --   $     --
           2          3          1         --         --         --        785        214        237         --         --
    $  10.23   $  10.24   $   9.81   $     --   $     --   $     --   $  14.38   $  13.67   $  11.80   $     --   $     --
       (0.1%)      4.3%      (1.9%)        --         --         --       5.2%      15.9%      18.0%         --         --
          --         --       0.9%         --         --         --         --       0.5%       0.5%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                              MAINSTAY VP                      MAINSTAY VP
                                                                MID CAP                          MID CAP
                                                                GROWTH--                         VALUE--
                                                             INITIAL CLASS                    INITIAL CLASS
                                                     ------------------------------   ------------------------------
                                                       2006       2005       2004       2006       2005       2004
                                                     ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................  $     --   $     --   $     --   $ 59,935   $ 57,377   $ 54,668
Units Outstanding..................................        --         --         --      4,804      4,815      4,837
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $  12.48   $  11.92   $  11.30
Total Return.......................................        --         --         --       4.7%       5.4%      13.0%
Investment Income Ratio............................        --         --         --         --       0.8%       5.3%

SERIES III POLICIES (c)
Net Assets.........................................  $  8,176   $    466   $    144   $    229   $    182   $     12
Units Outstanding..................................       563         34         12         19         16          1
Variable Accumulation Unit Value...................  $  14.52   $  13.60   $  11.61   $  11.75   $  11.21   $  10.60
Total Return.......................................      6.8%      17.1%      16.1%       4.8%       5.7%       6.0%
Investment Income Ratio............................        --         --         --         --       2.0%       9.6%


                                                                             MAINSTAY VP
                                                                            TOTAL RETURN--
                                                                            INITIAL CLASS
                                                     ------------------------------------------------------------
                                                       2006       2005       2004      2003      2002      2001
                                                     ------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $  2,193   $  1,891   $  1,361   $ 1,256   $   797   $   700
Units Outstanding..................................       225        196        150       146       110        80
Variable Accumulation Unit Value...................  $   9.74   $   9.63   $   9.10   $  8.62   $  7.25   $  8.75
Total Return.......................................      1.2%       5.8%       5.6%     18.8%    (17.1%)   (11.3%)
Investment Income Ratio............................        --       1.8%       1.8%      1.9%      2.6%      2.6%

SERIES II POLICIES (b)
Net Assets.........................................  $     --   $     --   $     --   $    --   $    --   $    --
Units Outstanding..................................        --         --         --        --        --        --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $    --   $    --   $    --
Total Return.......................................        --         --         --        --        --        --
Investment Income Ratio............................        --         --         --        --        --        --

SERIES III POLICIES (c)
Net Assets.........................................  $     --   $     --   $     --   $    --   $    --   $    --
Units Outstanding..................................        --         --         --        --        --        --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $    --   $    --   $    --
Total Return.......................................        --         --         --        --        --        --
Investment Income Ratio............................        --         --         --        --        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                            MAINSTAY VP                                        MAINSTAY VP
                        S&P 500(R) INDEX--                                  SMALL CAP GROWTH--
                           INITIAL CLASS                                      INITIAL CLASS
-------------------------------------------------------------------   ------------------------------
      2006       2005       2004       2003       2002       2001       2006       2005       2004
----------------------------------------------------------------------------------------------------
    $122,699   $119,908   $118,599   $ 93,168   $ 74,054   $ 96,969   $     --   $     --   $     --
      10,102     10,091     10,385      8,951      9,057      9,161         --         --         --
    $  12.15   $  11.88   $  11.42   $  10.41   $   8.18   $  10.59   $     --   $     --   $     --
        2.2%       4.1%       9.7%      27.3%     (22.8%)    (12.7%)        --         --         --
          --       1.2%       1.8%       1.4%       1.3%       1.0%         --         --         --

    $    360   $    319   $    297   $    255   $     33   $     --   $     --   $     --   $     --
          29         26         26         24          4         --         --         --         --
    $  12.32   $  12.02   $  11.50   $  10.44   $   8.16   $     --   $     --   $     --   $     --
        2.4%       4.5%      10.2%      27.9%     (18.4%)        --         --         --         --
          --       1.2%       4.5%       4.3%       9.9%         --         --         --         --

    $ 19,351   $ 15,506   $ 12,742   $     --   $     --   $     --   $  5,603   $     34   $      6
       1,659      1,366      1,176         --         --         --        485          3          1
    $  11.64   $  11.35   $  10.83   $     --   $     --   $     --   $  11.55   $  10.87   $  10.45
        2.6%       4.8%       8.3%         --         --         --       6.2%       4.1%       4.5%
          --       1.2%       4.9%         --         --         --         --         --         --


                            MAINSTAY VP                                       ALGER AMERICAN
                              VALUE--                                       LEVERAGED ALLCAP--
                           INITIAL CLASS                                      CLASS O SHARES
-------------------------------------------------------------------   ------------------------------
      2006       2005       2004       2003       2002       2001       2006       2005       2004
----------------------------------------------------------------------------------------------------
    $  1,358   $  1,143   $  2,868   $      2   $      1   $      1   $     --   $     --   $     --
         112        100        265         --         --         --         --         --         --
    $  12.10   $  11.43   $  10.83   $   9.80   $   7.75   $   9.88   $     --   $     --   $     --
        5.9%       5.5%      10.5%      26.5%     (21.6%)     (0.4%)        --         --         --
          --       0.6%       1.9%       2.4%       2.0%       1.3%         --         --         --

    $141,392   $133,533   $126,588   $     59   $     40   $     --   $     --   $     --   $     --
       8,677      8,697      8,738          5          4         --         --         --         --
    $  16.30   $  15.35   $  14.49   $  13.05   $  10.27   $     --   $     --   $     --   $     --
        6.1%       6.0%      11.0%      27.1%       2.7%         --         --         --         --
          --       1.2%       7.4%       1.6%       9.6%         --         --         --         --

    $ 12,098   $  2,161   $    620   $     --   $     --   $     --   $    147   $     27   $     13
       1,072        203         62         --         --         --         12          2          1
    $  11.29   $  10.62   $  10.00   $     --   $     --   $     --   $  12.28   $  11.92   $  10.42
        6.3%       6.2%         --         --         --         --       3.0%      14.4%       4.2%
          --       1.5%         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                             ALGER AMERICAN
                                                                         SMALL CAPITALIZATION--
                                                                             CLASS O SHARES
                                                     ---------------------------------------------------------------
                                                       2006       2005       2004       2003       2002       2001
                                                     ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $     22   $     19   $    230   $    199   $     98   $    100
Units Outstanding..................................         2          2         25         25         17         13
Variable Accumulation Unit Value...................  $  11.75   $  10.73   $   9.24   $   7.99   $   5.65   $   7.71
Total Return.......................................      9.5%      16.1%      15.8%      41.4%     (26.7%)    (30.0%)
Investment Income Ratio............................        --         --         --         --         --       0.1%

SERIES II POLICIES (b)
Net Assets.........................................  $     --   $     --   $    115   $     72   $     --   $     --
Units Outstanding..................................        --         --          8          6         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $  14.26   $  12.27   $     --   $     --
Total Return.......................................        --         --      16.3%      22.7%         --         --
Investment Income Ratio............................        --         --         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................  $  1,345   $    189   $     59   $     --   $     --   $     --
Units Outstanding..................................        99         15          6         --         --         --
Variable Accumulation Unit Value...................  $  13.61   $  12.38   $  10.59   $     --   $     --   $     --
Total Return.......................................      9.9%      16.9%       5.9%         --         --         --
Investment Income Ratio............................        --         --         --         --         --         --


                                                                    DREYFUS IP
                                                                TECHNOLOGY GROWTH--
                                                                  INITIAL SHARES
                                                     -----------------------------------------
                                                       2006       2005       2004       2003
                                                     -----------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --
Investment Income Ratio............................        --         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................  $     36   $     --   $     --   $      1
Units Outstanding..................................         4         --         --         --
Variable Accumulation Unit Value...................  $   9.16   $     --   $   9.79   $   9.90
Total Return.......................................     (6.5%)        --      (1.1%)     (1.0%)
Investment Income Ratio............................        --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................  $    343   $    336   $    133   $     --
Units Outstanding..................................        35         33         14         --
Variable Accumulation Unit Value...................  $   9.77   $  10.07   $   9.70   $     --
Total Return.......................................     (3.0%)      3.8%      (3.0%)        --
Investment Income Ratio............................        --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                     BARON CAPITAL
      AMERICAN CENTURY(R) VP            ASSET--                                  CALVERT
              VALUE--                  INSURANCE                                 SOCIAL
             CLASS II                   SHARES                                  BALANCED
    ---------------------------   -------------------   ---------------------------------------------------------
     2006      2005      2004      2006       2005       2006      2005      2004      2003      2002      2001
    -------------------------------------------------------------------------------------------------------------
    $    --   $    --   $    --   $    --    $    --    $    --   $     7   $     7   $    27   $    25   $    36
         --        --        --        --         --         --         1         1         2         3         3
    $    --   $    --   $    --   $    --    $    --    $    --   $ 12.42   $ 11.84   $ 11.01   $  9.29   $ 10.65
         --        --        --        --         --         --      4.9%      7.5%     18.5%    (12.8%)    (7.6%)
         --        --        --        --         --         --      0.0%      1.2%      2.1%      4.7%      5.0%

    $   240   $   173   $   112   $    --    $    --    $    --   $    --   $    --   $    --   $    --   $    --
         20        15        10        --         --         --        --        --        --        --        --
    $ 11.77   $ 11.44   $ 10.94   $    --    $    --    $    --   $    --   $    --   $    --   $    --   $    --
       2.9%      4.6%      9.4%        --         --         --        --        --        --        --        --
       2.5%      0.7%        --        --         --         --        --        --        --        --        --

    $   203   $    70   $    --   $   283    $   128    $    25   $   865   $   402   $    --   $    --   $    --
         19         7        --        26         13          2        76        37        --        --        --
    $ 10.73   $ 10.41   $    --   $ 10.78    $ 10.04    $ 11.42   $ 11.38   $ 10.77   $    --   $    --   $    --
       3.0%      4.1%        --      7.4%       0.4%       0.3%      5.7%      7.7%        --        --        --
       0.2%      0.5%        --        --         --         --      1.5%      6.4%        --        --        --


         DAVIS VALUE
          PORTFOLIO
     -------------------
      2006       2005
     -------------------
     $    --    $    --
          --         --
     $    --    $    --
          --         --
          --         --
     $   132    $    82
          13          8
     $ 10.17    $  9.86
        3.2%      (1.4%)
          --      43.1%
     $   135    $   118
          13         12
     $ 10.18    $  9.86
        3.3%      (1.4%)
          --         --

                      DREYFUS VIF                      DREYFUS VIF                      DWS
                      DEVELOPING                         EMERGING                    SMALL CAP                  FIDELITY(R) VIP
                       LEADERS--                        LEADERS--                   INDEX VIP--                 CONTRAFUND(R)--
                    INITIAL SHARES                    INITIAL SHARES              CLASS A SHARES                 INITIAL CLASS
    -----------------------------------------------   --------------   -------------------------------------   -----------------
     2006      2005      2004      2003      2002          2006         2006      2005      2004      2003      2006      2005
    ----------------------------------------------------------------------------------------------------------------------------
    $    --   $    --   $    --   $    --   $    --       $   --       $    --   $    --   $    --   $    --   $   250   $   543
         --        --        --        --        --           --            --        --        --        --        13        30
    $    --   $    --   $    --   $    --   $    --       $   --       $    --   $    --   $    --   $    --   $ 18.58   $ 17.92
         --        --        --        --        --           --            --        --        --        --      3.7%     16.1%
         --        --        --        --        --           --            --        --        --        --      1.5%      0.3%

    $   294   $   256   $   178   $   198   $    34       $   --       $   121   $   188   $    73   $     1   $ 1,046   $ 1,994
         26        22        16        20         4           --             9        15         6        --        64       126
    $ 11.45   $ 11.66   $ 11.05   $  9.95   $  7.57       $   --       $ 13.63   $ 12.67   $ 12.18   $ 10.37   $ 16.48   $ 15.86
      (1.9%)     5.5%     11.1%     31.4%    (24.3%)          --          7.6%      4.0%     17.5%      3.7%      3.9%     16.6%
       0.7%        --      0.3%        --      0.1%           --          1.1%      0.7%      0.2%        --      1.0%      0.3%

    $    74   $    75   $    22   $    --   $    --       $   --       $22,919   $ 8,970   $ 5,823   $    --   $ 7,730   $ 3,687
          7         7         2        --        --           --         1,818       766       519        --       572       285
    $ 10.70   $ 10.89   $ 10.29   $    --   $    --       $   --       $ 12.61   $ 11.70   $ 11.23   $    --   $ 13.48   $ 12.95
      (1.8%)     5.8%      2.9%        --        --           --          7.7%      4.3%     12.3%        --      4.0%     16.9%
         --        --      0.5%        --        --           --          0.5%      0.5%      0.1%        --      0.1%      0.1%


                FIDELITY(R) VIP
                CONTRAFUND(R)--
                 INITIAL CLASS
     -------------------------------------
      2004      2003      2002      2001
     -------------------------------------
     $   469   $   412   $   300   $   323
          30        31        27        27
     $ 15.44   $ 13.46   $ 10.55   $ 11.72
       14.7%     27.6%    (10.0%)   (12.9%)
        0.3%      0.5%      0.8%      0.8%
     $ 1,573   $   839   $   152   $    --
         116        71        17        --
     $ 13.59   $ 11.80   $  9.21   $    --
       15.2%     28.1%     (7.9%)       --
        0.7%      0.2%        --        --
     $   514   $    --   $    --   $    --
          46        --        --        --
     $ 11.08   $    --   $    --   $    --
       10.8%        --        --        --
          --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                    FIDELITY(R) VIP
                                                                    EQUITY INCOME--
                                                                     INITIAL CLASS
                                            ---------------------------------------------------------------
                                              2006       2005       2004       2003       2002       2001
                                            ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................  $  2,499   $  2,172   $  1,873   $  1,518   $    947   $    941
Units Outstanding.........................       181        165        149        134        108         89
Variable Accumulation Unit Value..........  $  13.81   $  13.18   $  12.54   $  11.32   $   8.75   $  10.61
Total Return..............................      4.7%       5.1%      10.8%      29.4%     (17.5%)     (5.6%)
Investment Income Ratio...................      3.4%       1.6%       1.6%       1.4%       1.8%       1.8%

SERIES II POLICIES (b)
Net Assets................................  $     67   $     58   $     49   $     38   $     43   $     --
Units Outstanding.........................         4          4          3          3          4         --
Variable Accumulation Unit Value..........  $  16.47   $  15.69   $  14.86   $  13.35   $  10.27   $     --
Total Return..............................      4.9%       5.6%      11.3%      30.0%       2.7%         --
Investment Income Ratio...................      3.2%       1.4%       3.8%       1.9%         --         --

SERIES III POLICIES (c)
Net Assets................................  $  4,755   $  3,577   $  1,737   $     --   $     --   $     --
Units Outstanding.........................       395        311        160         --         --         --
Variable Accumulation Unit Value..........  $  12.04   $  11.46   $  10.82   $     --   $     --   $     --
Total Return..............................      5.1%       5.9%       8.2%         --         --         --
Investment Income Ratio...................      1.1%       0.8%         --         --         --         --


                                                              FIDELITY(R) VIP
                                                                INDEX 500--
                                                               INITIAL CLASS
                                            ----------------------------------------------------
                                              2006       2005       2004       2003       2002
                                            ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding.........................        --         --         --         --         --
Variable Accumulation Unit Value..........  $     --   $     --   $     --   $     --   $     --
Total Return..............................        --         --         --         --         --
Investment Income Ratio...................        --         --         --         --         --

SERIES II POLICIES (b)
Net Assets................................  $  1,204   $  1,050   $    816   $    394   $     53
Units Outstanding.........................        84         75         61         33          6
Variable Accumulation Unit Value..........  $  14.29   $  13.93   $  13.32   $  12.08   $   9.43
Total Return..............................      2.6%       4.6%      10.3%      28.1%      (5.7%)
Investment Income Ratio...................      3.0%       1.5%       2.8%       0.4%         --

SERIES III POLICIES (c)
Net Assets................................  $ 21,017   $ 15,576   $  5,552   $     --   $     --
Units Outstanding.........................     1,815      1,381        516         --         --
Variable Accumulation Unit Value..........  $  11.58   $  11.27   $  10.75   $     --   $     --
Total Return..............................      2.7%       4.8%       7.5%         --         --
Investment Income Ratio...................      0.5%       0.7%         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

      FIDELITY(R) VIP       FIDELITY(R) VIP
       FREEDOM 2010          FREEDOM 2020                         FIDELITY(R) VIP
        PORTFOLIO--           PORTFOLIO--                             GROWTH--
      INITIAL SHARES        INITIAL SHARES                         INITIAL CLASS
    -------------------   -------------------   ----------------------------------------------------
      2006       2005       2006       2005       2006       2005       2004       2003       2002
    ------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --

    $     --   $     --   $     --   $     --   $    250   $    339   $    270   $    208   $     15
          --         --         --         --         23         31         26         21          2
    $     --   $     --   $     --   $     --   $  10.94   $  10.95   $  10.38   $  10.07   $   7.60
          --         --         --         --      (0.1%)      5.5%       3.1%      32.5%     (24.0%)
          --         --         --         --       0.7%       0.4%       0.7%       0.1%         --

    $    207   $    221   $    207   $     83   $  2,097   $  3,613   $  1,636   $     --   $     --
          20         22         20          8        200        344        165         --         --
    $  10.20   $  10.02   $  10.26   $   9.99   $  10.49   $  10.49   $   9.92   $     --   $     --
        1.8%       0.2%       2.6%      (0.1%)        --       5.8%      (0.8%)        --         --
          --         --         --         --       0.3%       0.3%         --         --         --

                      FIDELITY(R) VIP
                         INVESTMENT                                          FIDELITY(R) VIP
                        GRADE BOND--                                            MID-CAP--
                       INITIAL CLASS                                          INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
    -----------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

    $  1,177   $  1,150   $    926   $    616   $    239   $    920   $    739   $    584   $    276   $     18
          98         95         78         54         22         49         42         39         23          2
    $  12.01   $  12.10   $  11.87   $  11.39   $  10.86   $  18.73   $  17.56   $  14.88   $  11.95   $   8.64
       (0.8%)      1.9%       4.2%       4.9%       8.6%       6.7%      18.0%      24.6%      38.3%     (13.6%)
        7.6%       3.5%      11.0%       2.4%         --       0.6%         --         --       0.1%         --

    $  1,664   $  1,191   $    115   $     --   $     --   $ 14,531   $  9,912   $  4,230   $     --   $     --
         158        113         11         --         --        990        721        365         --         --
    $  10.51   $  10.58   $  10.35   $     --   $     --   $  14.65   $  13.72   $  11.59   $     --   $     --
       (0.6%)      2.2%       3.5%         --         --       6.8%      18.3%      15.9%         --         --
        0.8%       0.9%         --         --         --       0.1%         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           FIDELITY(R) VIP
                                                                              OVERSEAS--
                                                                            INITIAL CLASS
                                                         ----------------------------------------------------
                                                           2006       2005       2004       2003       2002
                                                         ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.............................................. $     --   $     --   $     --   $     --   $     --
Units Outstanding.......................................       --         --         --         --         --
Variable Accumulation Unit Value........................ $     --   $     --   $     --   $     --   $     --
Total Return............................................       --         --         --         --         --
Investment Income Ratio.................................       --         --         --         --         --

SERIES II POLICIES (b)
Net Assets.............................................. $    197   $    165   $     --   $     10   $      2
Units Outstanding.......................................       13         11         --          1         --
Variable Accumulation Unit Value........................ $  15.30   $  14.53   $  14.40   $  13.23   $   9.25
Total Return............................................     5.3%       0.9%       8.9%      43.0%      (7.5%)
Investment Income Ratio.................................     2.0%         --       3.2%       0.4%         --

SERIES III POLICIES (c)
Net Assets.............................................. $  8,279   $  4,129   $    705   $     --   $     --
Units Outstanding.......................................      629        332         67         --         --
Variable Accumulation Unit Value........................ $  13.13   $  12.45   $  10.46   $     --   $     --
Total Return............................................     5.4%      19.0%       4.6%         --         --
Investment Income Ratio.................................     0.2%       0.2%         --         --         --

                                                              JANUS ASPEN                 JANUS ASPEN
                                                                SERIES                       SERIES
                                                                FORTY--                 MID CAP GROWTH--
                                                         INSTITUTIONAL SHARES         INSTITUTIONAL SHARES
                                                         ---------------------   ------------------------------
                                                           2006        2005        2006       2005       2004
                                                         ------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.............................................. $     --    $     --    $     --   $     --   $     --
Units Outstanding.......................................       --          --          --         --         --
Variable Accumulation Unit Value........................ $     --    $     --    $     --   $     --   $     --
Total Return............................................       --          --          --         --         --
Investment Income Ratio.................................       --          --          --         --         --

SERIES II POLICIES (b)
Net Assets.............................................. $     --    $     --    $     --   $     --   $     --
Units Outstanding.......................................       --          --          --         --         --
Variable Accumulation Unit Value........................ $     --    $     --    $     --   $     --   $     --
Total Return............................................       --          --          --         --         --
Investment Income Ratio.................................       --          --          --         --         --

SERIES III POLICIES (c)
Net Assets.............................................. $  2,865    $    307    $  4,729   $  3,388   $    638
Units Outstanding.......................................      282          30         366        269         57
Variable Accumulation Unit Value........................ $  10.14    $  10.24    $  12.90   $  12.58   $  11.20
Total Return............................................    (0.9%)       2.4%        2.6%      12.3%      12.0%
Investment Income Ratio.................................     0.2%        0.6%          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                               JANUS ASPEN
           FIDELITY(R) VIP                                       SERIES
          VALUE STRATEGIES--                                   BALANCED--
           SERVICE CLASS 2                                INSTITUTIONAL SHARES
    ------------------------------   ---------------------------------------------------------------
      2006       2005       2004       2006       2005       2004       2003       2002       2001
    ------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $ 11,825   $ 11,800   $ 11,571   $ 10,667   $  9,237   $ 10,940
          --         --         --        692        700        736        731        717        789
    $     --   $     --   $     --   $  17.09   $  16.86   $  15.73   $  14.59   $  12.89   $  13.87
          --         --         --       1.4%       7.2%       7.8%      13.3%      (7.1%)     (5.3%)
          --         --         --       2.3%       2.3%       2.3%       2.2%       2.4%       2.8%

    $     --   $     --   $     --   $  1,314   $  1,201   $    998   $    594   $    328   $     --
          --         --         --        105         97         87         56         35         --
    $     --   $     --   $     --   $  12.55   $  12.35   $  11.47   $  10.60   $   9.32   $     --
          --         --         --       1.6%       7.7%       8.3%      13.8%      (6.8%)        --
          --         --         --       2.4%       2.4%       7.8%       2.4%       8.3%         --

    $    208   $    129   $     27   $  1,580   $  1,262   $    797   $     --   $     --   $     --
          17         11          2        135        110         75         --         --         --
    $  12.61   $  12.17   $  11.88   $  11.66   $  11.47   $  10.62   $     --   $     --   $     --
        3.6%       2.4%      18.8%       1.7%       7.9%       6.2%         --         --         --
        0.1%         --         --       0.2%       1.7%       3.3%         --         --         --

                              JANUS ASPEN                                   LAZARD
                                SERIES                                    RETIREMENT
                          WORLDWIDE GROWTH--                             INTERNATIONAL
                         INSTITUTIONAL SHARES                          EQUITY PORTFOLIO
    ---------------------------------------------------------------   -------------------
      2006       2005       2004       2003       2002       2001       2006       2005
    -------------------------------------------------------------------------------------
    $    223   $    285   $    523   $    437   $    262   $    267   $     --   $     --
          19         25         48         42         31         23         --         --
    $  11.48   $  11.39   $  10.83   $  10.41   $   8.45   $  11.43   $     --   $     --
        0.8%       5.1%       4.0%      23.1%     (26.0%)    (23.0%)        --         --
        2.0%       1.3%       1.1%       1.1%       0.9%       0.5%         --         --

    $    123   $     96   $     63   $     30   $      1   $     --   $     --   $     --
          11          9          6          3         --         --         --         --
    $  10.90   $  10.79   $  10.21   $   9.77   $   7.90   $     --   $     --   $     --
        1.1%       5.6%       4.5%      23.7%     (21.0%)        --         --         --
        2.5%       1.5%       3.1%       1.4%       1.5%         --         --         --

    $    421   $    457   $    128   $     --   $     --   $     --   $  1,918   $     26
          40         44         13         --         --         --        160          2
    $  10.43   $  10.31   $   9.74   $     --   $     --   $     --   $  11.83   $  10.87
        1.1%       5.9%      (2.6%)        --         --         --       8.8%       8.7%
        0.7%       1.4%       1.4%         --         --         --         --       1.0%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                              LORD ABBETT
                                                                              SERIES FUND
                                                                             MID-CAP VALUE
                                                                               PORTFOLIO
                                                          ----------------------------------------------------
                                                            2006       2005       2004       2003       2002
                                                          ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding.......................................        --         --         --         --         --
Variable Accumulation Unit Value........................  $     --   $     --   $     --   $     --   $     --
Total Return............................................        --         --         --         --         --
Investment Income Ratio.................................        --         --         --         --         --

SERIES II POLICIES (b)
Net Assets..............................................  $    137   $  1,100   $  1,026   $    345   $      9
Units Outstanding.......................................         8         68         69         29          1
Variable Accumulation Unit Value........................  $  16.20   $  16.11   $  14.92   $  12.06   $   9.69
Total Return............................................      0.5%       8.0%      23.7%      24.4%      (3.1%)
Investment Income Ratio.................................        --       0.5%       1.2%       1.5%       6.9%

SERIES III POLICIES (c)
Net Assets..............................................  $ 10,059   $  8,068   $  5,014   $     --   $     --
Units Outstanding.......................................       792        644        433         --         --
Variable Accumulation Unit Value........................  $  12.62   $  12.53   $  11.58   $     --   $     --
Total Return............................................      0.7%       8.2%      15.8%         --         --
Investment Income Ratio.................................        --       0.5%       1.1%         --         --


                                                                                 MFS(R)
                                                                           UTILITIES SERIES--
                                                                             INITIAL CLASS
                                                          ----------------------------------------------------
                                                            2006       2005       2004       2003       2002
                                                          ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding.......................................        --         --         --         --         --
Variable Accumulation Unit Value........................  $     --   $     --   $     --   $     --   $     --
Total Return............................................        --         --         --         --         --
Investment Income Ratio.................................        --         --         --         --         --

SERIES II POLICIES (b)
Net Assets..............................................  $     --   $      8   $     --   $    224   $    169
Units Outstanding.......................................        --          1         --         20         21
Variable Accumulation Unit Value........................  $     --   $  12.92   $  11.75   $  11.14   $   8.21
Total Return............................................        --      10.0%       5.5%      35.6%     (17.9%)
Investment Income Ratio.................................        --         --       8.2%       2.3%       3.4%

SERIES III POLICIES (c)
Net Assets..............................................  $    300   $     15   $     --   $     --   $     --
Units Outstanding.......................................        24          1         --         --         --
Variable Accumulation Unit Value........................  $  12.45   $  11.49   $     --   $     --   $     --
Total Return............................................      8.4%      14.9%         --         --         --
Investment Income Ratio.................................      0.4%         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                       MFS(R)
                      MFS(R) INVESTORS                             NEW DISCOVERY
                       TRUST SERIES--                                 SERIES--
                       INITIAL CLASS                               INITIAL CLASS
    ----------------------------------------------------   ------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004
    -------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --

    $    175   $    176   $    169   $    109   $     47   $     --   $     --   $     --
          13         13         13          9          5         --         --         --
    $  13.85   $  13.79   $  12.88   $  11.60   $   9.52   $     --   $     --   $     --
        0.5%       7.0%      11.1%      21.8%      (4.8%)        --         --         --
        1.0%       0.5%       1.7%       0.5%         --         --         --         --

    $     --   $     --   $     --   $     --   $     --   $    497   $    596   $    315
          --         --         --         --         --         47         57         32
    $     --   $     --   $     --   $     --   $     --   $  10.65   $  10.46   $   9.94
          --         --         --         --         --       1.8%       5.2%      (0.6%)
          --         --         --         --         --         --         --         --

            MORGAN STANLEY                                   MORGAN STANLEY
                 UIF                                               UIF
           EMERGING MARKETS                                 EMERGING MARKETS
                DEBT--                                          EQUITY--
               CLASS I                                           CLASS I
    ------------------------------   ---------------------------------------------------------------
      2006       2005       2004       2006       2005       2004       2003       2002       2001
    ------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     45   $     40   $     29   $     31   $     20   $     23
          --         --         --          2          2          2          3          3          3
    $     --   $     --   $     --   $  18.37   $  17.03   $  12.81   $  10.48   $   7.05   $   7.80
          --         --         --       7.8%      32.9%      22.3%      48.6%      (9.5%)     (7.0%)
          --         --         --         --       0.6%       0.7%         --         --         --

    $     67   $     64   $     --   $     63   $     86   $     --   $     --   $     --   $     --
           6          6         --          5          7         --         --         --         --
    $  11.17   $  11.33   $     --   $  13.15   $  12.17   $     --   $     --   $     --   $     --
       (1.5%)     13.3%         --       8.1%      21.7%         --         --         --         --
          --       6.2%         --         --       0.5%         --         --         --         --

    $    100   $     16   $     --   $  2,283   $  1,428   $    481   $     --   $     --   $     --
           8          1         --        141         96         43         --         --         --
    $  11.99   $  12.15   $  10.82   $  16.14   $  14.91   $  11.14   $     --   $     --   $     --
       (1.3%)     12.3%       8.2%       8.2%      33.9%      11.4%         --         --         --
          --       6.6%      85.3%         --       0.3%         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             MORGAN STANLEY
                                                                                  UIF
                                                                           U.S. REAL ESTATE--
                                                                                CLASS I
                                                          ----------------------------------------------------
                                                            2006       2005       2004       2003       2002
                                                          ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding.......................................        --         --         --         --         --
Variable Accumulation Unit Value........................  $     --   $     --   $     --   $     --   $     --
Total Return............................................        --         --         --         --         --
Investment Income Ratio.................................        --         --         --         --         --

SERIES II POLICIES (b)
Net Assets..............................................  $    320   $    594   $    952   $    658   $    221
Units Outstanding.......................................        14         30         56         53         24
Variable Accumulation Unit Value........................  $  22.55   $  19.67   $  16.85   $  12.38   $   9.03
Total Return............................................     14.6%      16.8%      36.1%      37.2%      (9.7%)
Investment Income Ratio.................................        --       1.0%       4.6%         --       5.0%

SERIES III POLICIES (c)
Net Assets..............................................  $  3,781   $  2,628   $    809   $     --   $     --
Units Outstanding.......................................       206        164         59         --         --
Variable Accumulation Unit Value........................  $  18.37   $  16.01   $  13.67   $     --   $     --
Total Return............................................     14.8%      17.1%      36.7%         --         --
Investment Income Ratio.................................        --       0.9%       1.9%         --         --

                                                                                         SCUDDER VIT
                                                                 ROYCE                  EAFE(R) EQUITY
                                                               SMALL-CAP                 INDEX FUND--
                                                               PORTFOLIO                CLASS A SHARES
                                                          -------------------   ------------------------------
                                                            2006       2005       2006       2005       2004
                                                          ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding.......................................        --         --         --         --         --
Variable Accumulation Unit Value........................  $     --   $     --   $     --   $     --   $     --
Total Return............................................        --         --         --         --         --
Investment Income Ratio.................................        --         --         --         --         --

SERIES II POLICIES (b)
Net Assets..............................................  $    101   $     --   $     --   $     --   $     --
Units Outstanding.......................................        10         --         --         --         --
Variable Accumulation Unit Value........................  $   9.92   $     --   $     --   $     --   $     --
Total Return............................................        --         --         --         --         --
Investment Income Ratio.................................        --         --         --         --         --

SERIES III POLICIES (c)
Net Assets..............................................  $    828   $    187   $     --   $     --   $      1
Units Outstanding.......................................        78         18         --         --         --
Variable Accumulation Unit Value........................  $  10.61   $  10.15   $     --   $     --   $  11.12
Total Return............................................      4.5%       1.5%         --         --      11.2%
Investment Income Ratio.................................        --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

              PIMCO LOW                        PIMCO REAL                      PIMCO TOTAL
              DURATION--                        RETURN--                         RETURN--               ROYCE
            ADMINISTRATIVE                   ADMINISTRATIVE                   ADMINISTRATIVE           MICRO-CAP
             CLASS SHARES                     CLASS SHARES                     CLASS SHARES            PORTFOLIO
    ------------------------------   ------------------------------   ------------------------------   --------
      2006       2005       2004       2006       2005       2004       2006       2005       2004       2006
    -----------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

    $     --   $    228   $    152   $     63   $    137   $     78   $    253   $    217   $     --   $     77
          --         23         15          6         13          8         25         21         --          6
    $     --   $  10.08   $  10.00   $  10.22   $  10.37   $  10.18   $  10.10   $  10.19   $     --   $  13.65
          --       0.8%         --      (1.4%)      1.8%       1.8%      (0.9%)      1.9%         --      11.4%
          --       2.9%       5.5%       3.9%       2.9%       4.5%       4.3%       3.7%         --         --

    $    100   $     58   $     48   $  2,210   $  1,237   $     24   $ 10,894   $  8,384   $  3,027   $    756
          10          6          5        215        119          2      1,031        790        292         55
    $  10.20   $  10.11   $  10.00   $  10.27   $  10.40   $  10.19   $  10.52   $  10.60   $  10.35   $  13.71
        0.9%       1.0%         --      (1.3%)      2.1%       1.9%      (0.8%)      2.5%       3.5%      11.5%
        0.2%       1.8%       1.9%       0.5%       3.1%       1.7%       0.6%       3.2%       2.1%         --


            ROYCE
        MICRO-CAP
        PORTFOLIO
     -------------------
       2005       2004
     -------------------
     $     --   $     --
           --         --
     $     --   $     --
           --         --
           --         --
     $    156   $     84
           13          8
     $  12.25   $  11.01
        11.3%      10.1%
         0.7%         --
     $    642   $    211
           52         19
     $  12.29   $  11.01
        11.6%      10.1%
         0.6%         --


            T. ROWE PRICE                                     T. ROWE PRICE
              BLUE CHIP                                       EQUITY INCOME
           GROWTH PORTFOLIO                                     PORTFOLIO
    ------------------------------   ---------------------------------------------------------------
      2006       2005       2004       2006       2005       2004       2003       2002       2001
    ------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $    544   $    460   $    412   $    286   $    213   $    183
          --         --         --         36         32         29         23         21         16
    $     --   $     --   $     --   $  15.24   $  14.56   $  14.11   $  12.36   $   9.92   $  11.50
          --         --         --       4.7%       3.2%      14.1%      24.6%     (13.7%)      0.8%
          --         --         --       1.6%       1.5%       1.6%       1.6%       1.6%       1.5%

    $    237   $    241   $    201   $  1,611   $  2,588   $  2,044   $  1,668   $    703   $     --
          21         21         19        123        207        170        159         84         --
    $  11.11   $  11.25   $  10.65   $  13.10   $  12.48   $  12.04   $  10.50   $   8.39   $     --
       (1.3%)      5.7%       6.5%       4.9%       3.7%      14.6%      25.2%     (16.1%)        --
          --       0.1%       6.8%       1.5%       1.6%       4.5%       1.9%       2.1%         --

    $  6,233   $  8,056   $  4,500   $ 11,276   $  8,428   $  3,620   $     --   $     --   $     --
         538        694        411        922        727        325         --         --         --
    $  11.48   $  11.61   $  10.96   $  12.17   $  11.59   $  11.15   $     --   $     --   $     --
       (1.1%)      5.9%       9.6%       5.1%       3.9%      11.5%         --         --         --
          --       0.1%       2.3%       0.2%       1.4%       2.6%         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                             T. ROWE PRICE              T. ROWE PRICE
                                                               INDEX 500                INTERNATIONAL
                                                               PORTFOLIO               STOCK PORTFOLIO
                                                          -------------------   ------------------------------
                                                            2006       2005       2006       2005       2004
                                                          ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding.......................................        --         --         --         --         --
Variable Accumulation Unit Value........................  $     --   $     --   $     --   $     --   $     --
Total Return............................................        --         --         --         --         --
Investment Income Ratio.................................        --         --         --         --         --

SERIES II POLICIES (b)
Net Assets..............................................  $     --   $     --   $    264   $    275   $    117
Units Outstanding.......................................        --         --         20         21         10
Variable Accumulation Unit Value........................  $     --   $     --   $  13.50   $  13.04   $  11.27
Total Return............................................        --         --       3.5%      15.7%      12.7%
Investment Income Ratio.................................        --         --         --       1.8%       9.9%

SERIES III POLICIES (c)
Net Assets..............................................  $    104   $     24   $  2,590   $    375   $    251
Units Outstanding.......................................        10          2        193         29         22
Variable Accumulation Unit Value........................  $  10.85   $  10.57   $  13.44   $  12.96   $  11.17
Total Return............................................      2.6%       5.7%       3.7%      16.0%      11.7%
Investment Income Ratio.................................      0.2%       2.4%         --       1.3%       2.7%

                                                                     VAN ECK
                                                                    WORLDWIDE
                                                                ABSOLUTE RETURN--
                                                               INITIAL CLASS SHARES
                                                          ------------------------------
                                                            2006       2005       2004
                                                          ------------------------------
SERIES I POLICIES (a)
Net Assets..............................................  $     --   $     --   $     --
Units Outstanding.......................................        --         --         --
Variable Accumulation Unit Value........................  $     --   $     --   $     --
Total Return............................................        --         --         --
Investment Income Ratio.................................        --         --         --

SERIES II POLICIES (b)
Net Assets..............................................  $     --   $     --   $     --
Units Outstanding.......................................        --         --         --
Variable Accumulation Unit Value........................  $     --   $     --   $     --
Total Return............................................        --         --         --
Investment Income Ratio.................................        --         --         --

SERIES III POLICIES (c)
Net Assets..............................................  $     88   $     75   $      9
Units Outstanding.......................................         9          8          1
Variable Accumulation Unit Value........................  $  10.38   $   9.93   $   9.91
Total Return............................................      4.6%       0.2%      (0.9%)
Investment Income Ratio.................................        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                   T. ROWE PRICE                    T. ROWE PRICE
                       T. ROWE PRICE                                NEW AMERICA                   PERSONAL STRATEGY
                        LIMITED-TERM                                   GROWTH                          BALANCED
                       BOND PORTFOLIO                                PORTFOLIO                        PORTFOLIO
    ----------------------------------------------------   ------------------------------   ------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2006       2005       2004
    ----------------------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --         --

    $     93   $     93   $    200   $    134   $     33   $     --   $     75   $     --   $     --   $     --   $     --
           9          9         19         13          3         --          7         --         --         --         --
    $  10.87   $  10.80   $  10.64   $  10.55   $  10.15   $     --   $  10.64   $     --   $     --   $     --   $     --
        0.6%       1.5%       0.9%       4.0%       1.5%         --       6.4%         --         --         --         --
        3.9%       3.5%       9.2%       3.6%       4.5%         --         --         --         --         --         --

    $    378   $    325   $     63   $     --   $     --   $    934   $    449   $     49   $ 14,420   $  7,790   $  5,185
          37         32          6         --         --         88         42          5      1,212        670        475
    $  10.30   $  10.23   $  10.05   $     --   $     --   $  10.63   $  10.79   $  10.32   $  11.87   $  11.62   $  10.92
        0.8%       1.8%       0.5%         --         --      (1.4%)      4.5%       3.2%       2.1%       6.4%       9.2%
        0.3%       3.0%       4.6%         --         --         --         --       0.3%       0.6%       1.6%       2.2%

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